UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Gordon M. Shone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-3000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
Intrinsic Value Fund

Semiannual Report
8.31.08

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2008 with the same investment held until August 31, 2008.

Actual expenses/actual return

Account value		Expenses paid
$1,000.00	Ending value	during period
on 3-1-08	on 8-31-08	ending 8-31-08	1

Class A	$948.40	$6.63
Class B	$945.00	$10.05
Class C	$945.50	$10.06
Class I	$950.60	$4.67
Class R1	$947.70	$7.12
Class 1	$950.60	$4.42

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2008, with the same investment held until August 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Hypothetical example for comparison purposes

Account value		Expenses paid
$1,000.00	Ending value	during period
on 3-1-08	on 8-31-08	ending 8-31-08	1

Class A	$1,018.40	$6.87
Class B	$1,014.90	$10.41
Class C	$1,014.90	$10.41
Class I	$1,020.40	$4.84
Class R1	$1,017.90	$7.38
Class 1	$1,020.70	$4.58

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.35%, 2.05%, 2.05%, 0.95%, 1.45% and 0.90% for Class A, Class B, Class C, Class I, Class R1 and Class 1, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year/365 (to reflect the one-half year period).

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)
(showing percentage of total net assets)

Intrinsic Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.81%

Aerospace - 1.61%
General Dynamics Corp.	1,700	$156,910
Northrop Grumman Corp.	200	13,770
Raytheon Company	400	23,996
Rockwell Collins, Inc.	200	10,518
United Technologies Corp.	1,200	78,708

		283,902
Agriculture - 0.20%
Archer-Daniels-Midland Company	1,400	35,644

Apparel & Textiles - 0.32%
Coach, Inc. *	700	20,293
Jones Apparel Group, Inc.	100	1,986
Liz Claiborne, Inc.	500	8,105
Mohawk Industries, Inc. *	200	13,810
NIKE, Inc., Class B	200	12,122

		56,316
Auto Parts - 0.39%
AutoZone, Inc. *	180	24,701
BorgWarner, Inc.	100	4,135
Johnson Controls, Inc.	700	21,644
O'Reilly Automotive, Inc. *	400	11,648
TRW Automotive Holdings Corp. *	400	7,672

		69,800
Auto Services - 0.24%
AutoNation, Inc. *	1,700	19,295
Avis Budget Group, Inc. *	1,800	13,716
Copart, Inc. *	200	8,802

		41,813
Automobiles - 0.25%
General Motors Corp. (a)	1,700	17,000
PACCAR, Inc.	650	27,989

		44,989
Banking - 3.82%
Bank of America Corp.	11,355	353,595
BB&T Corp.	1,800	54,000
Comerica, Inc.	800	22,472
Fifth Third Bancorp	1,200	18,936
First Horizon National Corp.	800	8,984
Hudson City Bancorp, Inc.	1,700	31,348
KeyCorp	400	4,804
Marshall & Ilsley Corp.	700	10,780
Popular, Inc. (a)	900	7,335
SunTrust Banks, Inc.	200	8,378
U.S. Bancorp	3,000	95,580
UnionBanCal Corp.	400	29,472
Wachovia Corp.	1,400	22,246
Zions Bancorp	300	8,052

		675,982
Biotechnology - 1.21%
Amgen, Inc. *	1,500	94,275
Biogen Idec, Inc. *	1,300	66,209
Charles River Laboratories International, Inc. *	200	13,122
Genzyme Corp. *	300	23,490

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Invitrogen Corp. *	400	$16,984

		214,080
Broadcasting - 0.07%
Discovery Holding Company *	600	12,138

Building Materials & Construction - 0.12%
Lennox International, Inc.	300	11,100
Masco Corp.	500	9,530

		20,630
Business Services - 0.54%
Affiliated Computer Services, Inc., Class A *	100	5,324
FactSet Research Systems, Inc.	200	12,542
Fiserv, Inc. *	700	36,302
Global Payments, Inc.	200	9,642
Hewitt Associates, Inc., Class A *	300	12,063
Manpower, Inc.	200	9,612
URS Corp. *	200	9,592

		95,077
Cellular Communications - 0.04%
Telephone & Data Systems, Inc.	200	7,680

Chemicals - 0.31%
Air Products & Chemicals, Inc.	200	18,370
Dow Chemical Company	300	10,239
FMC Corp.	200	14,708
Sigma-Aldrich Corp.	200	11,352

		54,669
Colleges & Universities - 0.08%
Career Education Corp. *	800	15,000

Computers & Business Equipment - 2.79%
Cisco Systems, Inc. *	9,300	223,665
Dell, Inc. *	2,200	47,806
EMC Corp. *	800	12,224
Hewlett-Packard Company	800	37,536
Ingram Micro, Inc., Class A *	1,000	18,910
International Business Machines Corp.	600	73,038
Juniper Networks, Inc. *	600	15,420
Lexmark International, Inc. *	500	17,985
Tech Data Corp. *	400	13,656
Western Digital Corp. *	1,200	32,712

		492,952
Cosmetics & Toiletries - 2.45%
Avon Products, Inc.	300	12,849
Colgate-Palmolive Company	600	45,618
Estee Lauder Companies, Inc., Class A	200	9,954
Kimberly-Clark Corp.	600	37,008
Procter & Gamble Company	4,700	327,919

		433,348
Crude Petroleum & Natural Gas - 5.08%
Apache Corp.	1,690	193,302
Chesapeake Energy Corp.	1,100	53,240
Cimarex Energy Company	300	16,662
Devon Energy Corp.	1,200	122,460
EOG Resources, Inc.	500	52,210

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
Forest Oil Corp. *	200	$11,384
Hess Corp.	700	73,297
Newfield Exploration Company *	200	9,044
Noble Energy, Inc.	200	14,346
Occidental Petroleum Corp.	3,500	277,760
Patterson-UTI Energy, Inc.	900	25,578
Sunoco, Inc.	400	17,752
Unit Corp. *	200	13,546
W&T Offshore, Inc.	200	7,032
Whiting Petroleum Corp. *	100	9,624

		897,237
Domestic Oil - 0.08%
Encore Aquisition Company *	100	5,156
St. Mary Land & Exploration Company	200	8,444

		13,600
Drugs & Health Care - 0.37%
Wyeth	1,500	64,920

Educational Services - 0.14%
Apollo Group, Inc., Class A *	100	6,368
ITT Educational Services, Inc. *	200	17,782

		24,150
Electrical Equipment - 0.05%
Emerson Electric Company	200	9,360

Electrical Utilities - 0.08%
FirstEnergy Corp.	200	14,528

Electronics - 0.35%
L-3 Communications Holdings, Inc.	600	62,364

Financial Services - 3.27%
BlackRock, Inc.	200	43,450
Capital One Financial Corp.	400	17,656
Citigroup, Inc.	17,800	338,022
Federal Home Loan Mortgage Corp.	300	1,353
Federal National Mortgage Association	4,500	30,780
Goldman Sachs Group, Inc.	100	16,397
JP Morgan Chase & Company	300	11,547
Knight Capital Group, Inc. *	600	10,344
Leucadia National Corp.	600	27,774
Morgan Stanley	500	20,415
SLM Corp. *	500	8,255
State Street Corp.	100	6,767
Synovus Financial Corp.	1,100	10,120
T. Rowe Price Group, Inc.	200	11,872
Washington Mutual, Inc.	2,700	10,935
Wells Fargo & Company	400	12,108

		577,795
Food & Beverages - 4.18%
Coca-Cola Enterprises, Inc.	900	15,363
General Mills, Inc.	400	26,472
Kellogg Company	200	10,888
Kraft Foods, Inc., Class A	822	25,901
PepsiAmericas, Inc.	500	11,715
PepsiCo, Inc.	3,900	267,072

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages (continued)
The Coca-Cola Company	6,800	$354,076
Tyson Foods, Inc., Class A	800	11,616
William Wrigley, Jr. Company	200	15,896

		738,999
Gas & Pipeline Utilities - 0.07%
Transocean, Inc. *	100	12,720

Healthcare Products - 5.09%
Johnson & Johnson	8,600	605,698
Medtronic, Inc.	1,300	70,980
Patterson Companies, Inc. *	300	9,762
Stryker Corp.	800	53,752
Zimmer Holdings, Inc. *	2,200	159,258

		899,450
Healthcare Services - 6.23%
Cardinal Health, Inc.	1,800	98,964
Coventry Health Care, Inc. *	1,500	52,530
Express Scripts, Inc. *	800	58,728
Health Net, Inc. *	400	11,060
Lincare Holdings, Inc. *	300	9,900
McKesson Corp.	3,000	173,340
Medco Health Solutions, Inc. *	500	23,425
Quest Diagnostics, Inc.	400	21,620
UnitedHealth Group, Inc.	14,834	451,695
WellPoint, Inc. *	3,800	200,602

		1,101,864
Holdings Companies/Conglomerates - 1.49%
General Electric Company	9,400	264,140

Homebuilders - 0.45%
Centex Corp.	600	9,732
D.R. Horton, Inc.	900	11,214
KB Home	300	6,240
Lennar Corp., Class A	700	9,205
M.D.C. Holdings, Inc.	400	16,580
Pulte Homes, Inc.	800	11,608
Toll Brothers, Inc. *	600	14,928

		79,507
Hotels & Restaurants - 0.18%
McDonald's Corp.	500	31,025

Household Appliances - 0.07%
Black & Decker Corp.	200	12,650

Household Products - 0.10%
Energizer Holdings, Inc. *	200	16,988

Industrial Machinery - 0.99%
AGCO Corp. *	200	12,326
Deere & Company	1,400	98,798
Ingersoll-Rand Company, Ltd., Class A	292	10,784
Kennametal, Inc.	400	14,092
Parker-Hannifin Corp.	600	38,442

		174,442
Insurance - 7.61%
ACE, Ltd. *	500	26,305
Aetna, Inc.	400	17,256

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
AFLAC, Inc.	800	$45,360
Allstate Corp.	5,300	239,189
American International Group, Inc.	9,600	206,304
Aon Corp.	400	18,996
Arch Capital Group, Ltd. *	200	13,952
Assurant, Inc.	400	23,372
Axis Capital Holdings, Ltd.	300	10,029
Chubb Corp.	2,900	139,229
Everest Re Group, Ltd.	200	16,426
First American Corp.	400	10,108
Hartford Financial Services Group, Inc.	1,100	69,388
HCC Insurance Holdings, Inc.	400	10,072
MBIA, Inc. (a)	1,300	21,086
MetLife, Inc.	400	21,680
MGIC Investment Corp.	800	6,728
Nationwide Financial Services, Inc., Class A	400	20,576
Old Republic International Corp.	1,600	17,488
PartnerRe, Ltd.	100	6,891
Progressive Corp.	3,100	57,257
Protective Life Corp.	400	14,516
SAFECO Corp.	300	20,280
The Travelers Companies, Inc.	4,900	216,384
Torchmark Corp.	500	29,870
Transatlantic Holdings, Inc.	200	12,020
Unum Group	600	15,246
W.R. Berkley Corp.	1,200	28,272
XL Capital, Ltd., Class A	500	10,050

		1,344,330
International Oil - 18.60%
Anadarko Petroleum Corp.	1,300	80,249
Chevron Corp.	11,400	984,048
ConocoPhillips	8,500	701,335
Exxon Mobil Corp.	17,800	1,424,178
Murphy Oil Corp.	500	39,265
Nabors Industries, Ltd. *	500	17,800
Noble Corp.	200	10,058
Weatherford International, Ltd. *	800	30,864

		3,287,797
Internet Content - 0.34%
Google, Inc., Class A *	130	60,228

Internet Retail - 0.44%
eBay, Inc. *	3,100	77,283

Internet Software - 0.05%
VeriSign, Inc. *	300	9,591

Manufacturing - 1.38%
3M Company	900	64,440
Danaher Corp.	1,000	81,570
Harley-Davidson, Inc.	500	19,890
SPX Corp.	100	11,925
Tyco International, Ltd.	1,550	66,464

		244,289
Metal & Metal Products - 0.11%
Commercial Metals Company	300	7,809

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metal & Metal Products (continued)
Reliance Steel & Aluminum Company	200	$11,402

		19,211
Mining - 0.10%
Newmont Mining Corp.	400	18,040

Office Furnishings & Supplies - 0.03%
Office Depot, Inc. *	700	4,928

Petroleum Services - 0.85%
Baker Hughes, Inc.	100	8,001
BJ Services Company	1,000	26,850
Helmerich & Payne, Inc.	200	11,424
Valero Energy Corp.	3,000	104,280

		150,555
Pharmaceuticals - 5.67%
Abbott Laboratories	1,200	68,916
AmerisourceBergen Corp.	1,700	69,717
Bristol-Myers Squibb Company	400	8,536
Eli Lilly & Company	2,100	97,965
Endo Pharmaceutical Holdings, Inc. *	400	9,088
Forest Laboratories, Inc. *	1,600	57,104
Gilead Sciences, Inc. *	1,500	79,020
King Pharmaceuticals, Inc. *	1,400	16,016
Merck & Company, Inc.	1,600	57,072
Pfizer, Inc.	28,200	538,902

		1,002,336
Publishing - 0.21%
Gannett Company, Inc.	2,100	37,359

Railroads & Equipment - 0.41%
Burlington Northern Santa Fe Corp.	230	24,702
CSX Corp.	500	32,340
Norfolk Southern Corp.	200	14,706

		71,748
Real Estate - 0.48%
Annaly Capital Management, Inc., REIT	1,000	14,960
Boston Properties, Inc., REIT	100	10,247
Equity Residential, REIT	500	21,100
HCP, Inc., REIT	300	10,866
Health Care, Inc., REIT	200	10,374
Public Storage, Inc., REIT	200	17,664

		85,211
Retail Grocery - 0.09%
SUPERVALU, Inc.	700	16,233

Retail Trade - 10.03%
Abercrombie & Fitch Company, Class A	400	20,980
Advance Auto Parts, Inc.	300	12,912
American Eagle Outfitters, Inc.	600	9,030
Bed Bath & Beyond, Inc. *	1,100	33,726
Best Buy Company, Inc.	200	8,954
Costco Wholesale Corp.	800	53,648
CVS Caremark Corp.	900	32,940
Dollar Tree, Inc. *	500	19,180
Family Dollar Stores, Inc.	700	17,444
Home Depot, Inc.	15,100	409,512
Kohl's Corp. *	900	44,253

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Lowe's Companies, Inc.	7,900	$194,656
Staples, Inc.	3,000	72,600
Target Corp.	2,100	111,342
The Gap, Inc.	1,200	23,340
Walgreen Company	3,400	123,862
Wal-Mart Stores, Inc.	9,900	584,793

		1,773,172

Semiconductors - 0.27%

Cypress Semiconductor Corp. *	400	12,968
Intel Corp.	600	13,722

Lam Research Corp. *	300	11,028
QLogic Corp. *	500	9,340

		47,058
Software - 3.50%
Citrix Systems, Inc. *	300	9,081
Microsoft Corp.	14,300	390,247
Oracle Corp. *	9,500	208,335
Sybase, Inc. *	300	10,323

		617,986
Steel - 0.21%
Nucor Corp.	700	36,750

Telecommunications Equipment &
Services - 1.28%
QUALCOMM, Inc.	4,300	226,394

Telephone - 0.66%
AT&T, Inc.	1,427	45,650
Verizon Communications, Inc.	2,000	70,240

		115,890

Tobacco - 1.43%
Altria Group, Inc.	6,700	140,901
Philip Morris International, Inc.	1,900	102,030
UST, Inc.	200	10,718

		253,649
Transportation - 0.06%
C.H. Robinson Worldwide, Inc.	200	10,422

Trucking & Freight - 0.29%
FedEx Corp.	100	8,282
Ryder Systems, Inc.	100	6,452
United Parcel Service, Inc., Class B	400	25,648
YRC Worldwide, Inc. *	600	10,860

		51,242

TOTAL COMMON STOCKS (Cost $19,219,845)		$17,111,461

SHORT TERM INVESTMENTS - 0.24%
John Hancock Cash
Investment Trust, 2.5657% (c)(f)	$42,542	$42,542

TOTAL SHORT TERM INVESTMENTS
(Cost $42,542)		$42,542

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 3.17%
Repurchase Agreement with State
Street Corp. dated 08/29/2008 at
1.70% to be repurchased at
$561,106 on 09/02/2008,
collateralized by $565,000 Federal
National Mortgage Association,
3.375% due 03/05/2010 (valued at
$574,775, including interest)	$561,000	$561,000

TOTAL REPURCHASE AGREEMENTS
(Cost $561,000)		$561,000

Total Investments (Intrinsic Value Fund)
(Cost $19,823,387) - 100.22%		$17,715,003
Liabilities in Excess of Other Assets - (0.22)%		(39,248)

TOTAL NET ASSETS - 100.00%		$17,675,755

Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend

REIT - Real Estate Investment Trust

Non-Income Producing

(a) All or a portion of this security was out on loan.

(c) The investment is an affiliate of the Fund, the adviser and/or subadviser.

(f) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.

The accompanying notes are an integral part of the financial statements.
4

† At August 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $19,874,332. Net unrealized depreciation aggregated $2,159,329, of which $788,997 related to appreciated investment securities and $2,948,326 related to depreciated investment securities.

The Fund had the following financial futures contracts open on August 31, 2008:

	NUMBER OF
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	UNREALIZED APPRECIATION

S&P Mini 500 Index Futures	5	Long	Sep 2008	$6,173

John Hancock Funds III
Intrinsic Value Fund
Statements of Assets and Liabilities — August 31, 2008 (Unaudited))1

Assets

Investments in unaffiliated issuers, at value
(Cost $19,780,845) including $41,708 of
securities loaned (Note 2)	$17,672,461
Investments in affiliated issuers, at value (Cost
$42,542)	42,542

Total investments, at value (Cost
$19,823,387)	17,715,003

Cash	186
Cash collateral at broker for futures contracts	21,600
Receivable for fund shares sold	572
Dividends and interest receivable	47,003
Other assets	33,745

Total assets	17,818,109

Liabilities

Payable for fund shares repurchased	16,314
Payable upon return of securities loaned (Note
2)	42,542
Payable for futures variation margin	3,875
Payable to affiliates
Fund administration fees	133
Transfer agent fees	4,105
Trustees’ fees	935
Distribution and service fees	189
Investment management fees	2,489
Other payables and accrued expenses	71,772

Total liabilities	142,354

Net assets

Capital paid-in	$20,862,305
Undistributed net investment income	106,050
Accumulated undistributed net realized loss on
investments and futures contracts	(1,190,389)
Net unrealized depreciation on investments and
futures	(2,102,211)

Net assets	$17,675,755

Net asset value per share

The Funds have an unlimited number of shares
authorized with no par value. Net asset value is
calculated by dividing the net assets of each
class of shares by the number of outstanding
shares in the class.

Class A
Net assets	$16,757,558
Shares outstanding	970,909
Net asset value and redemption price per share	$17.26

Class B1
Net assets	$235,167
Shares outstanding	13,687
Net asset value and offering price per share	$17.18

Class C1
Net assets	$353,915
Shares outstanding	20,589
Net asset value and offering price per share	$17.19

Class I
Net assets	$129,042
Shares outstanding	7,456
Net asset value, offering price and redemption
price per share	$17.31

Class R1

See notes to financial statements

Net assets	$103,572
Shares outstanding	6,017
Net asset value, offering price and redemption
price per share	$17.21

Class 1
Net assets	$96,501
Shares outstanding	5,575
Net asset value, offering price and redemption
price per share	$17.31

Maximum public offering price per share
Class A (net asset value per share ÷ 95%)[2]	$18.17

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

John Hancock Funds III
Intrinsic Value Fund
Statements of Operations — August 31, 2008 (Unaudited)1

Investment income

Dividends	$200,382
Interest	5,178
Income from affiliated issuers	302
Securities lending	184
Less foreign taxes withheld	(14)

Total investment income	206,032

Expenses

Investment management fees (Note 3)	71,852
Distribution and service fees (Note 3)	29,714
Transfer agent fees (Note 3)	7,748
Blue sky fees (Note 3)	37,282
Fund administration fees (Note 3)	1,061
Audit and legal fees	19,693
Printing and postage fees (Note 3)	4,762
Custodian fees	12,636
Trustees' fees (Note 3)	1,275
Registration and filing fees	7,273
Miscellaneous	158

Total expenses	193,454
Less expense reductions (Note 3)	(67,216)
Transfer agent credits (Note 3)	(20)

Net expenses	126,218

Net investment loss	79,814

Realized and unrealized gain (loss)

Net realized loss on
Investments in unaffiliated issuers	(700,097)
Futures contracts	(25,881)
(725,978)

Change in net unrealized appreciation
(depreciation) of
Investments in unaffiliated issuers	(348,461)
Futures contracts	17,926
(330,535)

Net realized and unrealized gain (loss)	(1,056,513)

Decrease in net assets from operations	$(976,699)

[1]Semiannual period from 3-1-08 to 8-31-08.

See notes to financial statements

John Hancock Funds III
Intrinsic Value Fund

Statements of Changes in Net Assets

	Year ended	Period ended
	2-29-08	8-31-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$216,099	$79,814
Net realized gain (loss)	617,049	(725,978)
Change in net unrealized appreciation
(depreciation)	(3,490,770)	(330,535)

Decrease in net assets resulting from
operations	(2,657,622)	(976,699)

Distributions to shareholders
From net investment income
Class A	(224,181)	—
Class B	(1,449)	—
Class C	(2,335)	—
Class I	(2,359)	—
Class R1	(1,273)	—
Class 1	(1,843)	—
From net realized gain
Class A	(1,330,407)	—
Class B	(23,393)	—
Class C	(37,862)	—
Class I	(10,289)	—
Class R1	(8,307)	—
Class 1	(7,782)	—
Total distributions	(1,651,480)	—

From Fund share transactions (Note 5)	2,600,501	49,825

Total increase decrease	(1,708,601)	(926,874)

Net assets

Beginning of period	20,311,230	18,602,629
End of period	$18,602,629	$17,675,755

Undistributed net investment income	$26,236	$106,050

[1] Semiannual period from 3-1-08 to 8-31-08. Unaudited.

See notes to financial statements

Intrinsic Value Fund
Financial Highlights
Class A

Period ended		2-28-07	1	2-29-08	8-31-08	2

Per share operating performance

Net asset value, beginning of period		$20.00		$22.68	$18.20
Net investment income	3	0.18		0.24	0.08
Net realized and unrealized gain (loss) on investments		2.85		(2.93)	(1.02)
Total from investment operations		3.03		(2.69)	(0.94)
Less distributions
From net investment income		(0.13)		(0.26)	-
From net realized gain		(0.22)		(1.53)	-
		(0.35)		(1.79)	-
Net asset value, end of period		$22.68		$18.20	$17.26
Total return (%)	4,5	15.19	6	(12.52)	(5.16)	6

Ratios and supplemental data

Net assets, end of period (in millions)		$19		$18	$17
Ratios (as a percentage of average net assets):
Expenses before reductions		1.94	7	1.89	1.75	7
Expenses net of fee waivers		1.34	7	1.35	1.35	7
Expenses net of all fee waivers and credits		1.34	7	1.35	1.35	7
Net investment income		1.13	7	1.05	0.89	7
Portfolio turnover (%)		32		72	27

1 Class A shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Annualized.

Intrinsic Value Fund
Financial Highlights
Class B

Period ended		2-28-07	1	2-29-08		8-31-08	2

Per share operating performance

Net asset value, beginning of period		$20.00		$22.64		$18.18
Net investment income	3	0.07		0.08		0.02
Net realized and unrealized gain (loss) on investments		2.85		(2.92)		(1.02)
Total from investment operations		2.92		(2.84)		(1.00)
Less distributions
From net investment income		(0.06)		(0.09)		-
From net realized gain		(0.22)		(1.53)		-
		(0.28)		(1.62)		-
Net asset value, end of period		$22.64		$18.18		$17.18
Total return (%)	4,5	14.61	6	(13.13)		(5.50)	6

Ratios and supplemental data

Net assets, end of period (in millions)		-	7	-	7	-	7
Ratios (as a percentage of average net assets):
Expenses before reductions		9.00	8	6.13		7.82	8
Expenses net of fee waivers		2.04	8	2.06		2.05	8
Expenses net of all fee waivers and credits		2.04	8	2.05		2.05	8
Net investment income		0.42	8	0.35		0.18	8
Portfolio turnover (%)		32		72		27

1 Class B shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

Intrinsic Value Fund
Financial Highlights
Class C

Period ended		2-28-07	1	2-29-08		8-31-08	2

Per share operating performance

Net asset value, beginning of period		$20.00		$22.64		$18.18
Net investment income	3	0.06		0.08		0.02
Net realized and unrealized gain (loss) on investments		2.86		(2.92)		(1.01)
Total from investment operations		2.92		(2.84)		(0.99)
Less distributions
From net investment income		(0.06)		(0.09)		-
From net realized gain		(0.22)		(1.53)		-
		(0.28)		(1.62)		-
Net asset value, end of period		$22.64		$18.18		$17.19
Total return (%)	4,5	14.61	6	(13.13)		(5.45)	6

Ratios and supplemental data

Net assets, end of period (in millions)		-	7	-	7	-	7
Ratios (as a percentage of average net assets):
Expenses before reductions		10.08	8	6.21		6.33	8
Expenses net of fee waivers		2.04	8	2.06		2.05	8
Expenses net of all fee waivers and credits		2.04	8	2.05		2.05	8
Net investment income		0.37	8	0.36		0.18	8
Portfolio turnover (%)		32		72		27

1 Class C shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

Intrinsic Value Fund
Financial Highlights
Class I

Period ended		2-28-07	1	2-29-08		8-31-08	2

Per share operating performance

Net asset value, beginning of period		$20.00		$22.70		$18.21
Net investment income	3	0.24		0.32		0.12
Net realized and unrealized gain (loss) on investments		2.86		(2.93)		(1.02)
Total from investment operations		3.10		(2.61)		(0.90)
Less distributions
From net investment income		(0.18)		(0.35)		-
From net realized gain		(0.22)		(1.53)		-
		(0.40)		(1.88)		-
Net asset value, end of period		$22.70		$18.21		$17.31
Total return (%)	4,5	15.50	6	(12.18)		(4.94)	6

Ratios and supplemental data

Net assets, end of period (in millions)		-	7	-	7	-	7
Ratios (as a percentage of average net assets):
Expenses before reductions		17.60	8	13.79		12.49	8
Expenses net of fee waivers		0.95	8	0.95		0.95	8
Expenses net of all fee waivers and credits		0.95	8	0.95		0.95	8
Net investment income		1.53	8	1.45		1.29	8
Portfolio turnover (%)		32		72		27

1 Class I shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

Intrinsic Value Fund
Financial Highlights
Class R1

Period ended		2-28-07	1	2-29-08		8-31-08	2

Per share operating performance

Net asset value, beginning of period		$20.00		$22.63		$18.16
Net investment income	3	0.12		0.21		0.07
Net realized and unrealized gain (loss) on investments		2.85		(2.92)		(1.02)
Total from investment operations		2.97		(2.71)		(0.95)
Less distributions
From net investment income		(0.12)		(0.23)		-
From net realized gain		(0.22)		(1.53)		-
		(0.34)		(1.76)		-
Net asset value, end of period		$22.63		$18.16		$17.21
Total return (%)	4,5	14.88	6	(12.60)		(5.23)	6

Ratios and supplemental data

Net assets, end of period (in millions)		-	7	-	7	-	7
Ratios (as a percentage of average net assets):
Expenses before reductions		20.85	8	15.27		16.61	8
Expenses net of fee waivers		1.69	8	1.45		1.45	8
Expenses net of all fee waivers and credits		1.69	8	1.45		1.45	8
Net investment income		0.78	8	0.95		0.79	8
Portfolio turnover (%)		32		72		27

1 Class R1 shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

Intrinsic Value Fund
Financial Highlights
Class 1

Period ended		2-28-07	1	2-29-08		8-31-08	2

Per share operating performance

Net asset value, beginning of period		$20.00		$22.70		$18.21
Net investment income	3	0.25		0.34		0.12
Net realized and unrealized gain (loss) on investments		2.85		(2.94)		(1.02)
Total from investment operations		3.10		(2.60)		(0.90)
Less distributions
From net investment income		(0.18)		(0.36)		-
From net realized gain		(0.22)		(1.53)		-
		(0.40)		(1.89)		-
Net asset value, end of period		$22.70		$18.21		$17.31
Total return (%)	4,5	15.53	6	(12.13)		(4.94)	6

Ratios and supplemental data

Net assets, end of period (in millions)		-	7	-	7	-	7
Ratios (as a percentage of average net assets):
Expenses before reductions		1.44	8	1.47		1.32	8
Expenses net of fee waivers		0.90	8	0.90		0.90	8
Expenses net of all fee waivers and credits		0.90	8	0.90		0.90	8
Net investment income		1.58	8	1.50		1.34	8
Portfolio turnover (%)		32		72		27

1 Class 1 shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

Note 1
Organization

John Hancock Intrinsic Value Fund (the Fund) is a non-diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital growth.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1 and Class 1 shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1 shares are available only to certain retirement plans. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B and Class C, Class I, Class R1 and Class 1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$17,154,003	$6,173

Level 2 – Other Significant Observable Inputs	561,000	-

Level 3 – Significant Unobservable Inputs	-	-

Total	$17,715,003	$6,173

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I, Class R1 and Class 1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Line of credit

The Fund has entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended August 31, 2008, there were no significant borrowings under the line of credit.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien and security interest in any Fund property to the extent of any overdraft.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. Net capital losses of $425,219 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on March 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund's fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund's financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

New accounting pronouncements

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund generally declares dividends and pays dividends annually. Capital gains, if any, are distributed annually. The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended February 29, 2008, the tax character of distributions paid was as follows: ordinary income $1,019,233 and long-term capital gain $632,247. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Investment advisory and other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.78% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.76% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.75% of the Fund’s next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.74% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund and Intrinsic Value Trust, a series of John Hancock Trust. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended August 31, 2008, were equivalent to an annual effective rate of 0.78% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.08% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excludes taxes, portfolio brokerage commissions, interest, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

In addition, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.35% for Class A shares, 2.05% for Class B, 2.05% for Class C, 0.95% for Class I, 1.45% for Class R1 and 0.90% for Class 1. Accordingly, the expense reductions or reimbursements related to this agreement were $35,061, $7,992, $8,119, $7,711, $8,082 and $210 for Class A, Class B, Class C, Class I, Class R1 and Class 1, respectively for the period ended August 31, 2008. The expense reimbursements and limits will continue in effect until December 31, 2008 and thereafter until terminated by the Adviser on notice to the Trust.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the period ended August 31, 2008, were $1,061 with an annual effective rate of 0.01% of the Fund’s average daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R1 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of

Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, the Fund has also adopted a Service Plan for Class R1 shares. Under the Service Plan, the Fund may pay up to 0.25% of Class R1 average daily net asset value for certain other services. There were no Service Plan fees incurred for the period ended August 31, 2008.

Class A shares are assessed up-front sales charges. During the period ended August 31, 2008, the Distributor received net up-front sales charges of $3,365 with regard to sales of Class A shares. Of this amount, $562 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,698 was paid as sales commissions to unrelated broker-dealers and $105 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2008, CDSCs received by JH Funds amounted to $85 for Class C shares. There were no CDSCs received for Class B shares.

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $16.50 for each Class A, Class B, Class C, Class I and Class R1 shareholder accounts.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the period ended August 31, 2008.

In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R1 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. For the period ended August 31, 2008, the transfer agent fees reductions for Class R1 were $41.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended August 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $20 for transfer agent credits earned.

Class level expenses including the allocation of the transfer agent fees for the period ended August 31, 2008, were as follows:

	Distribution and	Transfer		Printing and
Share class	service fees	agent fees	Blue sky fees	postage fees

Class A	$26,140	$6,984	$7,440	$4,364
Class B	1,384	280	7,331	122
Class C	1,897	383	7,267	117
Class I	-	33	7,430	55
Class R1	268	68	7,814	87
Class 1	25	-	-	17
Total	$29,714	$7,748	$37,282	$4,762

Note 4
Trustees’ Fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

Note 5
Fund share transactions

The listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended February 28, 2007, and the period ended August 31, 2008, along with the corresponding dollar value:

	Year ended		Period ended
	2-29-08		8-31-08[1]

	Shares	Amount	Shares	Amount
Class A shares
Sold	133,987	$2,940,726	52,388	$935,216
Distributions reinvested	76,470	1,516,395	—	—
Repurchased	(92,564)	(2,053,477)	(45,974)	(808,743)

Net increase	117,893	$2,403,644	6,414	$126,473

Class B shares
Sold	5,662	$132,547	2,042	$36,002
Distributions reinvested	1,131	22,436	—	—
Repurchased	(11,519)	(264,243)	(4,297)	(74,637)

Net decrease	(4,726)	$(109,260)	(2,255)	$(38,635)

Class C shares
Sold	16,074	$359,010	3,031	$54,947
Distributions reinvested	1,822	36,151	—	—
Repurchased	(7,825)	(155,541)	(5,186)	(94,810)
Net increase (decrease)	10,071	$239,620	(2,155)	$(39,863)

Class I shares
Sold	1,135	$26,925	60	$1,050
Distributions reinvested	638	12,648	—	—
Repurchased	(22)	(500)	—	—

Net increase	1,751	$39,073	60	$1,050

Class R1 shares
Sold	407	$8,923	49	$800
Distributions reinvested	484	9,580	—	—
Repurchased	(32)	(704)	—	—

Net increase	859	$17,799	49	$800

Class 1 shares
Distributions reinvested	485	9,625	—	—

Net increase	485	$9,625	—	$—

Net increase	126,333	$2,600,501	2,113	$49,825

1Semiannual period from 3-1-08 to 8-31-08. Unaudited.

The Adviser and other affiliates of John Hancock USA owned 802,790, 5,571, 5,529 and 5,575 shares of beneficial interest of Class A, Class I, Class R1 and Class 1, respectively, on August 31, 2008.

Note 6
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2008, aggregated $4,997,546 and $4,791,360, respectively.

Note 7
Subsequent event

On September 8, 2008, the Board of Trustees of the Fund approved the proposed liquidation of the Fund. The liquidation occurred on October 24, 2008.

INSERT TO SHAREHOLDER REPORTS

Board Consideration of and Continuation of
Investment Advisory Agreement and Sub-Advisory Agreement:
John Hancock Intrinsic Value Fund

   The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Funds III (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Investment Management Services, LLC (the “Adviser”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Grantham, Mayo, Van Otterloo & Co. LLC (the “Sub-Adviser”) for the John Hancock Intrinsic Value Fund (the “Fund”). The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

   At meetings held on May 5-6 and June 9-10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

   In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

   (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”). The funds within each Category and Peer Group were selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data. Data covered the period since the Fund’s inception through December 31, 2007,

   (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

   (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-Adviser,

   (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

   (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

  (vi) the Adviser’s and Sub-Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Sub-Adviser’s compliance department,

 (vii) the background and experience of senior management and investment professionals, and

1

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Sub-Adviser.

   The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Sub-Adviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, Extent and Quality of Services

   The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Sub-Adviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

   Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser supported renewal of the Advisory Agreements.

Fund Performance

   The Board noted that the Fund had less than two full years of operational history, and considered the performance results for the Fund since its inception through December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

   The Board noted that the Fund’s performance was lower than the performance of the Category and Peer Group medians, and its benchmark index, the Russell 1000 Value Index, over the 1-year period. The Adviser discussed its plans with respect to the Fund. The Board recognized the short operational history of the Fund and indicated its intent to continue to monitor the Fund’s performance trends.

2

Investment Advisory Fee and Sub-Advisory Fee Rates and Expenses

   The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rates of the Peer Group and Category.

   The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was higher than the Peer Group and Category medians. The Board also noted that the Fund’s Net Expense Ratio was higher than the Category median, but lower than the Peer Group median.

   The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s expenses and overall plans to improve performance supported the re-approval of the Advisory Agreements.

   The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

   The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

   The Board did not consider profitability information with respect to the Sub-Adviser, which is not affiliated with the Adviser. The Board considered that the Sub-Advisory Agreement Rate paid to the Sub-Adviser had been negotiated by the Adviser on an arm’s length basis and that the Sub-Adviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

3

Economies of Scale

  The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

  To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information About Services to Other Clients

   The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Sub-Adviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub-Adviser, respectively, after giving effect to differences in services.

Other Benefits to the Adviser

   The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Sub-Adviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Sub-Adviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

   The Board also considered the effectiveness of the Adviser’s, Sub-Adviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other Factors and Broader Review

   As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the

4

continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

5

A look at performance

For the periods ended August 31, 2008

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	6-12-06	–17.04	—	—	–5.31	–2.74	–17.04	—	—	–11.44

B	6-12-06	–17.43	—	—	–5.02	–2.99	–17.43	—	—	–10.85

C	6-12-06	–14.13	—	—	–3.77	1.01	–14.13	—	—	–8.20

I1	6-12-06	–12.29	—	—	–2.71	2.59	–12.29	—	—	–5.94

R1[1]	6-12-06	–12.67	—	—	–3.29	2.30	–12.67	—	—	–7.18

1[1]	6-12-06	–12.29	—	—	–2.68	2.59	–12.29	—	—	–5.87

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R1 and Class 1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2009. The net expenses are as follows: Class A — 1.39%, Class B — 2.09%, Class C —2.09%, Class I — 0.99%, Class R1 — 1.49%, Class 1 — 0.94%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.04%, Class B —6.82%, Class C — 3.88%, Class I — 8.80%, Class R1 — 15.22%, Class 1 — 1.62%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Fund’s Class I, Class R1 and Class 1 share prospectuses.

6	Value Opportunities Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Value Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2500 Value Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$9,175	$8,915	$10,260

C2	6-12-06	9,180	9,180	10,260

I3	6-12-06	9,406	9,406	10,260

R1[3]	6-12-06	9,282	9,282	10,260

1[3]	6-12-06	9,413	9,413	10,260

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1 and Class 1 shares, respectively, as of August 31, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2500 Value Index is an unmanaged index containing those securities in the Russell 2500 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I, Class R1 and Class 1 share prospectuses.

Semiannual report | Value Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2008 with the same investment held until August 31, 2008.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$1,023.50	$7.09

Class B	1,000.00	1,020.10	10.64

Class C	1,000.00	1,020.10	10.64

Class I	1,000.00	1,025.90	5.06

Class R1	1,000.00	1,023.00	7.60

Class 1	1,000.00	1,025.90	4.80

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Value Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2008, with the same investment held until August 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$1,018.20	$7.07

Class B	1,000.00	1,014.70	10.61

Class C	1,000.00	1,014.70	10.61

Class I	1,000.00	1,020.20	5.04

Class R1	1,000.00	1,017.70	7.58

Class 1	1,000.00	1,020.50	4.79

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.39%, 2.09%, 2.09%, 0.99%, 1.49% and 0.94% for Class A, Class B, Class C, Class I, Class R1 and Class 1, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 (to reflect the one-half year period).

Semiannual report | Value Opportunities Fund	9

Portfolio summary

Top 10 holdings[1]

Patterson-UTI Energy, Inc.	1.4%	Lexmark International, Inc.	1.0%

Philadelphia Consolidated		Sigma-Aldrich Corp.	1.0%
Holding Corp.	1.4%
		Tech Data Corp.	1.0%
Ingram Micro, Inc.	1.2%
		King Pharmaceuticals, Inc.	1.0%
Cimarex Energy Company	1.1%
		Transatlantic Holdings, Inc.	1.0%
Annaly Capital Management, Inc.	1.1%

Sector distribution[1,2]

Financial	29%	Short-term Securities	7%

Consumer, Cyclical	18%	Technology	5%

Consumer, Non-cyclical	16%	Basic Materials	5%

Industrial	9%	Utilities	2%

Energy	8%	Communications	1%

1 As a percentage of net assets on August 31, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Value Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-08 (unaudited)

This schedule is divided into three main categories: common stocks, short-term investments and repurchase agreements. Common stocks are further broken down by industry group. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 95.95%		$17,600,833

(Cost $18,685,452)

Aerospace 0.54%		99,690

Alliant Techsystems, Inc. *	600	63,138

Curtiss-Wright Corp.	100	5,387

Teledyne Technologies, Inc. *	500	31,165

Agriculture 0.25%		46,420

Fresh Del Monte Produce, Inc. *	2,000	46,420

Air Travel 0.22%		41,016

SkyWest, Inc.	2,400	41,016

Apparel & Textiles 2.04%		373,331

Cintas Corp.	2,300	70,840

Columbia Sportswear Company	1,200	48,468

Jones Apparel Group, Inc.	4,000	79,440

K-Swiss, Inc., Class A	1,300	22,295

Liz Claiborne, Inc.	5,000	81,050

Oxford Industries, Inc.	900	20,565

Timberland Company, Class A *	1,600	26,976

Wolverine World Wide, Inc.	900	23,697

Auto Parts 1.52%		279,419

ArvinMeritor, Inc.	900	13,509

Autoliv, Inc.	2,100	80,619

BorgWarner, Inc.	1,700	70,295

O’Reilly Automotive, Inc. *	2,500	72,800

TRW Automotive Holdings Corp. *	2,200	42,196

Auto Services 1.36%		249,051

AutoNation, Inc. * (a)	13,800	156,630

Copart, Inc. *	2,100	92,421

Automobiles 1.04%		189,943

Asbury Automotive Group, Inc.	3,800	46,132

Group 1 Automotive, Inc.	2,100	44,436

Penske Auto Group, Inc.	7,500	99,375

See notes to financial statements

Semiannual report | Value Opportunities Fund	11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Banking 10.40%		$1,907,340

AMCORE Financial, Inc.	823	7,236

Anchor BanCorp Wisconsin, Inc.	2,400	18,432

Associated Banc Corp.	6,100	106,750

Astoria Financial Corp.	2,800	61,180

BancFirst Corp.	200	9,628

BancorpSouth, Inc.	2,500	57,550

Bank Mutual Corp.	1,100	13,255

Bank of Hawaii Corp.	1,000	52,880

BOK Financial Corp.	700	30,492

Cathay General Bancorp, Inc.	2,400	46,464

Central Pacific Financial Corp.	1,700	20,230

Chemical Financial Corp. (a)	1,200	34,596

City National Corp.	2,000	98,980

Commerce Bancshares, Inc.	2,364	106,380

Community Bank Systems, Inc.	1,800	40,680

Cullen Frost Bankers, Inc.	400	22,272

Dime Community Bancorp, Inc.	1,500	24,630

East West Bancorp, Inc. (a)	1,400	17,458

F.N.B. Corp.	600	7,038

First Niagara Financial Group, Inc.	1,600	23,936

FirstMerit Corp.	4,700	95,128

Flagstar Bancorp, Inc. (a)	1,000	4,430

Flushing Financial Corp.	1,300	22,607

Hancock Holding Company	800	39,240

Hanmi Financial Corp.	2,700	13,797

International Bancshares Corp.	3,840	99,226

Nara Bancorp, Inc.	900	9,855

New York Community Bancorp, Inc.	1,600	26,384

Northwest Bancorp, Inc.	900	24,966

Old National Bancorp	2,900	50,547

Oriental Financial Group, Inc.	1,700	29,376

Pacific Capital Bancorp (a)	900	13,239

Park National Corp. (a)	700	42,910

Popular, Inc. (a)	12,200	99,430

PrivateBancorp, Inc.	400	12,256

Provident Bankshares Corp. (a)	2,100	16,254

Provident Financial Services, Inc.	1,300	19,825

S & T Bancorp, Inc.	1,400	46,984

SVB Financial Group *	300	16,815

TCF Financial Corp.	7,200	113,400

Trustmark Corp.	3,100	59,489

United Bankshares, Inc.	800	20,600

Washington Federal, Inc.	1,400	24,122

Webster Financial Corp.	1,000	21,320

WestAmerica Bancorp	1,100	56,320

See notes to financial statements

12	Value Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Banking (continued)

Whitney Holding Corp.	2,100	$45,465

Wilmington Trust Corp.	2,400	56,328

Wilshire Bancorp, Inc.	800	10,856

Zions Bancorp	600	16,104

Biotechnology 1.42%		259,987

Bio-Rad Laboratories, Inc., Class A *	400	43,040

Charles River Laboratories International, Inc. *	900	59,049

Invitrogen Corp. *	2,500	106,150

Pharmanet Development Group, Inc. *	800	20,880

Techne Corp. *	400	30,868

Building Materials & Construction 0.06%		11,100

Lennox International, Inc.	300	11,100

Business Services 4.07%		747,178

Affiliated Computer Services, Inc., Class A *	1,600	85,184

Convergys Corp. *	2,800	41,300

Core-Mark Holding Company, Inc. *	900	26,550

CSG Systems International, Inc. *	1,100	20,790

Deluxe Corp.	3,300	54,483

Ennis Business Forms, Inc.	600	9,906

FactSet Research Systems, Inc.	500	31,355

Global Payments, Inc.	1,600	77,136

Harte-Hanks, Inc.	1,000	12,350

Hewitt Associates, Inc., Class A *	300	12,063

Insight Enterprises, Inc. *	3,300	54,912

Kelly Services, Inc., Class A	2,800	54,152

Manpower, Inc.	1,200	57,672

MAXIMUS, Inc.	700	25,900

Pre-Paid Legal Services, Inc. * (a)	400	17,856

Resources Connection, Inc. *	900	21,762

SAIC, Inc. *	1,100	22,055

SRA International, Inc., Class A *	800	18,784

SYNNEX Corp. *	2,100	48,279

Total Systems Services, Inc.	1,300	25,896

Volt Information Sciences, Inc. *	800	11,216

Watson Wyatt Worldwide, Inc., Class A	300	17,577

Cellular Communications 0.16%		29,286

Brightpoint, Inc. *	1,100	9,471

Syniverse Holdings, Inc. *	500	8,295

Telephone & Data Systems, Inc.	300	11,520

Chemicals 3.28%		601,257

Arch Chemicals, Inc.	300	11,010

Celanese Corp., Series A	700	26,992

Cytec Industries, Inc.	600	30,480

Eastman Chemical Company	500	30,160

See notes to financial statements

Semiannual report | Value Opportunities Fund	13

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Chemicals (continued)

FMC Corp.	2,100	$154,434

Lubrizol Corp.	900	47,691

Newmarket Corp.	600	40,764

Olin Corp.	400	10,764

PolyOne Corp. *	3,200	26,272

Sensient Technologies Corp.	600	17,526

Sigma-Aldrich Corp.	3,200	181,632

Stepan Company	400	23,532

Colleges & Universities 0.31%		57,029

Career Education Corp. *	2,900	54,375

Corinthian Colleges, Inc. *	200	2,654

Commercial Services 0.06%		11,050

CBIZ, Inc. *	1,300	11,050

Computers & Business Equipment 4.30%		788,924

Benchmark Electronics, Inc. *	700	11,543

CACI International, Inc., Class A *	300	15,195

Diebold, Inc.	500	19,825

Ingram Micro, Inc., Class A *	11,400	215,574

Lexmark International, Inc. *	5,200	187,044

Plexus Corp. *	900	25,227

Tech Data Corp. *	5,300	180,942

Western Digital Corp. *	4,900	133,574

Construction & Mining Equipment 0.12%		22,164

Rowan Companies, Inc.	600	22,164

Construction Materials 0.61%		111,449

Applied Industrial Technologies, Inc.	600	17,466

Clarcor, Inc.	300	11,979

Comfort Systems USA, Inc.	1,600	24,384

Simpson Manufacturing Company, Inc. (a)	1,600	44,480

Universal Forest Products, Inc.	400	13,140

Containers & Glass 0.45%		82,736

Ball Corp.	800	36,736

Bemis Company, Inc.	1,400	39,088

Sonoco Products Company	200	6,912

Cosmetics & Toiletries 0.48%		88,318

Alberto-Culver Company	1,200	31,392

Chattem, Inc. *	100	7,012

Estee Lauder Companies, Inc., Class A	700	34,839

Nu Skin Enterprises, Inc., Class A	900	15,075

Crude Petroleum & Natural Gas 4.44%		814,775

Cimarex Energy Company	3,600	199,944

Forest Oil Corp. *	900	51,228

Patterson-UTI Energy, Inc.	9,200	261,464

See notes to financial statements

14	Value Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Crude Petroleum & Natural Gas (continued)

Plains Exploration & Production Company *	200	$10,780

Swift Energy Company *	1,000	46,710

Unit Corp. *	2,500	169,325

W&T Offshore, Inc.	500	17,580

Whiting Petroleum Corp. *	600	57,744

Domestic Oil 1.91%		350,304

Berry Petroleum Company, Class A	900	37,458

Comstock Resources, Inc. *	300	19,482

Encore Aquisition Company *	1,100	56,716

Frontier Oil Corp.	900	17,433

Helix Energy Solutions Group, Inc. *	200	6,154

Holly Corp.	1,100	35,200

Natural Gas Services Group, Inc. *	500	12,970

Oil States International, Inc. *	1,500	83,445

St. Mary Land & Exploration Company	800	33,776

Stone Energy Corp. *	1,000	47,670

Drugs & Health Care 1.15%		211,550

Invacare Corp.	2,400	61,032

Landauer, Inc.	200	13,052

Molina Healthcare, Inc. *	2,000	62,940

Perrigo Company	1,800	62,982

Res-Care, Inc. *	600	11,544

Educational Services 0.41%		74,330

ITT Educational Services, Inc. *	600	53,346

Strayer Education, Inc.	100	20,984

Electrical Equipment 0.65%		119,688

A.O. Smith Corp.	300	12,351

Anixter International, Inc. *	200	14,762

FLIR Systems, Inc. *	800	28,560

Hubbell, Inc., Class B	700	30,457

W.H. Brady Company, Class A	600	22,026

Wesco International, Inc. *	300	11,532

Electrical Utilities 0.68%		124,311

Hawaiian Electric Industries, Inc.	2,000	52,900

IDACORP, Inc.	400	11,920

Teco Energy, Inc.	2,000	35,680

UIL Holding Corp.	300	9,780

Wisconsin Energy Corp.	300	14,031

Electronics 0.78%		143,891

Arrow Electronics, Inc. *	1,800	59,742

Avnet, Inc. *	400	11,740

Checkpoint Systems, Inc. *	100	2,129

Enersys *	300	8,436

Harman International Industries, Inc.	300	10,209

See notes to financial statements

Semiannual report | Value Opportunities Fund	15

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Electronics (continued)

Jabil Circuit, Inc.	700	$11,802

Rogers Corp. *	200	8,002

Teleflex, Inc.	300	19,371

Zoran Corp. *	1,400	12,460

Energy 0.95%		174,825

Energen Corp.	1,200	67,008

Energy East Corp.	1,100	29,920

Headwaters, Inc. * (a)	2,700	41,553

MDU Resources Group, Inc.	1,100	36,344

Financial Services 2.15%		394,144

City Holding Company	900	37,629

Delphi Financial Group, Inc.	400	10,732

Encore Capital Group, Inc. *	800	10,160

Federal Agricultural Mortgage Corp., Class C	1,500	43,950

Fulton Financial Corp.	5,500	58,630

Knight Capital Group, Inc. *	1,200	20,688

NBT Bancorp, Inc.	600	15,054

SEI Investments Company	2,800	66,136

Student Loan Corp.	300	35,373

Synovus Financial Corp.	5,700	52,440

UMB Financial Corp.	400	20,812

Waddell & Reed Financial, Inc., Class A	700	22,540

Food & Beverages 2.39%		438,863

Chiquita Brands International, Inc. *	1,100	16,148

Dean Foods Company *	3,400	85,578

Flowers Foods, Inc.	1,900	50,236

Hormel Foods Corp.	600	21,396

J.M. Smucker Company	100	5,423

McCormick & Company, Inc.	800	32,360

Nash Finch Company	1,500	61,080

PepsiAmericas, Inc.	2,900	67,947

Seaboard Corp.	19	24,643

Tyson Foods, Inc., Class A	5,100	74,052

Furniture & Fixtures 0.95%		174,434

American Woodmark Corp. (a)	100	2,376

Ethan Allen Interiors, Inc. (a)	2,000	54,280

Furniture Brands International, Inc.	1,500	13,425

Hooker Furniture Corp.	500	8,420

Leggett & Platt, Inc.	4,300	95,933

Gas & Pipeline Utilities 0.48%		88,710

National Fuel Gas Company	600	28,386

ONEOK, Inc.	300	13,113

Piedmont Natural Gas, Inc.	400	11,540

See notes to financial statements

16	Value Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Gas & Pipeline Utilities (continued)

The Laclede Group, Inc.	300	$13,479

Vectren Corp.	800	22,192

Healthcare Products 1.27%		233,284

CONMED Corp. *	100	3,196

IDEXX Laboratories, Inc. *	700	39,410

Merit Medical Systems, Inc. *	700	13,552

Owens & Minor, Inc.	2,500	115,300

Patterson Companies, Inc. *	1,900	61,826

Healthcare Services 2.61%		478,182

AMERIGROUP Corp. *	1,500	38,820

Apria Healthcare Group, Inc. *	2,300	45,494

Covance, Inc. *	600	56,604

Health Net, Inc. *	1,700	47,005

IMS Health, Inc.	1,100	24,442

Kindred Healthcare, Inc. *	1,300	40,209

Lincare Holdings, Inc. *	1,500	49,500

Omnicare, Inc.	2,600	83,850

Pediatrix Medical Group, Inc. *	1,400	79,730

WellCare Health Plans, Inc. *	300	12,528

Homebuilders 0.27%		49,740

M.D.C. Holdings, Inc.	1,200	49,740

Hotels & Restaurants 0.64%		116,913

Brinker International, Inc.	2,300	43,516

CBRL Group, Inc.	1,200	31,008

CEC Entertainment, Inc. *	1,100	37,686

O’Charley’s, Inc.	400	4,004

Ruby Tuesday, Inc. *	100	699

Household Appliances 0.36%		66,064

Black & Decker Corp.	800	50,600

National Presto Industries, Inc.	200	15,464

Household Products 1.07%		195,649

Blyth, Inc.	3,800	60,078

Energizer Holdings, Inc. *	800	67,952

Tupperware Brands Corp.	1,600	57,152

WD-40 Company	300	10,467

Industrial Machinery 0.84%		153,901

AGCO Corp. *	300	18,489

Crane Company	1,400	51,408

Flowserve Corp.	100	13,212

Gardner Denver, Inc. *	1,100	49,654

Kennametal, Inc.	600	21,138

See notes to financial statements

Semiannual report | Value Opportunities Fund	17

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Insurance 16.82%		$3,084,848

Alleghany Corp. *	32	10,240

Allied World Assurance Holdings, Ltd.	300	11,586

American Financial Group, Inc.	4,900	139,797

American National Insurance Company	300	28,635

American Physicians Capital, Inc.	400	16,920

Arch Capital Group, Ltd. *	1,900	132,544

Aspen Insurance Holdings, Ltd.	2,400	65,040

Axis Capital Holdings, Ltd.	3,500	117,005

Brown & Brown, Inc.	1,400	28,448

Donegal Group, Inc.	400	7,192

Endurance Specialty Holdings, Ltd.	1,800	58,716

Erie Indemnity Company, Class A	1,200	55,500

FBL Financial Group, Inc., Class A	600	13,770

First American Corp.	3,700	93,499

Hanover Insurance Group, Inc.	700	33,061

Harleysville Group, Inc.	1,200	43,524

HCC Insurance Holdings, Inc.	6,600	166,188

Horace Mann Educators Corp.	3,300	49,170

Infinity Property & Casualty Corp.	300	13,950

IPC Holdings, Ltd.	400	12,668

Kansas City Life Insurance Company	200	9,516

Markel Corp. *	100	37,000

Max Re Capital, Ltd.	1,300	33,800

Mercury General Corp.	2,200	112,068

Montpelier Re Holdings, Ltd.	800	12,952

National Western Life Insurance Company, Class A	200	47,888

Nationwide Financial Services, Inc., Class A	1,700	87,448

Navigators Group, Inc. *	600	31,440

Odyssey Re Holdings Corp.	200	7,552

Old Republic International Corp.	7,000	76,510

PartnerRe, Ltd.	1,500	103,365

Philadelphia Consolidated Holding Corp. *	4,200	250,866

Platinum Underwriters Holdings, Ltd.	1,300	46,995

PMI Group, Inc.	100	359

Presidential Life Corp.	500	9,000

Protective Life Corp.	2,100	76,209

Reinsurance Group of America, Inc.	3,100	149,296

RenaissanceRe Holdings, Ltd.	1,000	50,710

RLI Corp.	1,600	89,456

SAFECO Corp.	800	54,080

Safety Insurance Group, Inc.	1,600	68,800

Selective Insurance Group, Inc.	3,100	74,834

Stancorp Financial Group, Inc.	2,100	102,921

State Auto Financial Corp.	800	24,696

Stewart Information Services Corp.	1,700	31,807

See notes to financial statements

18	Value Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Insurance (continued)

Transatlantic Holdings, Inc.	2,900	$174,290

United Fire & Casualty Company	700	20,818

Unitrin, Inc.	1,200	30,636

W.R. Berkley Corp.	3,900	91,884

Zenith National Insurance Corp.	2,100	80,199

Internet Service Provider 0.17%		30,756

Earthlink, Inc. *	3,300	30,756

Leisure Time 0.55%		100,513

Brunswick Corp.	5,000	68,950

Polaris Industries, Inc. (a)	700	31,563

Life Sciences 0.46%		84,570

Pharmaceutical Product Development, Inc.	400	16,320

Waters Corp. *	1,000	68,250

Liquor 0.03%		4,765

Molson Coors Brewing Company, Class B	100	4,765

Manufacturing 1.76%		323,045

AptarGroup, Inc.	500	20,195

Ceradyne, Inc. *	1,400	63,084

Mine Safety Appliances Company	800	29,064

Pentair, Inc.	700	25,725

Snap-on, Inc.	500	28,510

SPX Corp.	910	108,517

Stanley Works	1,000	47,950

Medical-Hospitals 1.24%		228,034

Centene Corp. *	1,900	42,902

Health Management Associates, Inc., Class A *	6,800	39,508

LifePoint Hospitals, Inc. *	2,000	67,480

RehabCare Group, Inc. *	1,400	25,676

Universal Health Services, Inc., Class B	700	43,246

VCA Antech, Inc. *	300	9,222

Metal & Metal Products 1.53%		280,657

Commercial Metals Company	1,600	41,648

Lawson Products, Inc.	300	9,036

Matthews International Corp., Class A	600	30,156

Mueller Industries, Inc.	1,500	42,075

Reliance Steel & Aluminum Company	2,200	125,422

Timken Company	1,000	32,320

Mining 0.34%		63,073

AMCOL International Corp.	400	14,584

Compass Minerals International, Inc.	700	48,489

Mobile Homes 0.31%		57,450

Thor Industries, Inc. (a)	2,500	57,450

See notes to financial statements

Semiannual report | Value Opportunities Fund	19

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Newspapers 0.01%		$2,250

Lee Enterprises, Inc.	600	2,250

Office Furnishings & Supplies 0.80%		146,780

HNI Corp.	1,200	27,768

IKON Office Solutions, Inc.	1,000	17,310

Office Depot, Inc. *	3,900	27,456

OfficeMax, Inc.	800	9,792

United Stationers, Inc. *	1,300	64,454

Petroleum Services 1.20%		220,843

Grey Wolf, Inc. *	3,000	26,130

Helmerich & Payne, Inc.	1,700	97,104

Hornbeck Offshore Services, Inc. *	200	8,812

Petroleum Development Corp. *	200	12,158

Pioneer Drilling Company *	700	11,732

Tidewater, Inc.	500	30,335

World Fuel Services Corp.	1,200	34,572

Pharmaceuticals 1.46%		266,804

Endo Pharmaceutical Holdings, Inc. *	2,800	63,616

King Pharmaceuticals, Inc. *	15,800	180,752

Mylan, Inc. *	800	10,312

Watson Pharmaceuticals, Inc. *	400	12,124

Publishing 0.28%		51,621

Meredith Corp.	400	11,352

The New York Times Company, Class A (a)	3,100	40,269

Real Estate 1.53%		279,825

Annaly Capital Management, Inc., REIT	12,900	192,984

Anthracite Capital, Inc., REIT	2,500	14,075

Anworth Mortgage Asset Corp., REIT	1,400	9,156

Health Care, Inc., REIT	200	10,374

Inland Real Estate Corp., REIT	700	10,528

LTC Properties, Inc., REIT	400	10,748

MFA Mortgage Investments, Inc., REIT	4,700	31,960

Retail Grocery 0.65%		118,546

Ingles Markets, Inc.	1,900	46,949

Ruddick Corp.	1,000	31,840

SUPERVALU, Inc.	1,300	30,147

United Natural Foods, Inc. *	500	9,610

Retail Trade 6.24%		1,144,119

Advance Auto Parts, Inc.	3,000	129,120

Aeropostale, Inc. *	900	31,374

American Eagle Outfitters, Inc.	3,800	57,190

BJ’s Wholesale Club, Inc. *	3,200	121,696

Casey’s General Stores, Inc.	1,400	40,600

Dollar Tree, Inc. *	2,600	99,736

Family Dollar Stores, Inc.	3,300	82,236

See notes to financial statements

20	Value Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Retail Trade (continued)

Foot Locker, Inc.	2,800	$45,612

Longs Drug Stores Corp.	800	57,320

NBTY, Inc. *	1,600	53,184

Pantry, Inc. *	2,100	38,514

RadioShack Corp.	2,800	53,228

Regis Corp.	2,500	68,650

Rent-A-Center, Inc. *	3,600	81,576

Ross Stores, Inc.	1,900	76,399

Sonic Automotive, Inc.	2,800	30,128

The Dress Barn, Inc. *	600	9,756

The Men’s Wearhouse, Inc.	1,000	21,900

Tractor Supply Company *	300	12,786

Williams-Sonoma, Inc.	1,100	19,459

Zale Corp. * (a)	500	13,655

Semiconductors 0.78%		143,351

Actel Corp. *	800	11,024

Cabot Microelectronics Corp. *	400	15,448

Intersil Corp., Class A	600	14,058

QLogic Corp. *	4,000	74,720

Semtech Corp. *	1,900	28,101

Software 0.42%		77,157

ManTech International Corp. *	200	11,778

Sybase, Inc. *	1,900	65,379

Steel 0.75%		137,940

Carpenter Technology Corp.	800	31,048

Olympic Steel, Inc.	500	23,805

Schnitzer Steel Industries, Inc.	700	47,887

Worthington Industries, Inc.	2,000	35,200

Telecommunications Equipment & Services 0.39%		70,935

ADTRAN, Inc.	600	13,680

J2 Global Communications, Inc. *	900	22,203

Plantronics, Inc.	1,300	33,540

Premiere Global Services, Inc. *	100	1,512

Telephone 0.42%		77,260

CenturyTel, Inc.	2,000	77,260

Toys, Amusements & Sporting Goods 0.21%		38,655

Hasbro, Inc.	700	26,180

Jakks Pacific, Inc. *	500	12,475

Transportation 0.45%		82,132

Bristow Group, Inc. *	400	16,308

Overseas Shipholding Group, Inc.	800	57,392

Pacer International, Inc.	400	8,432

See notes to financial statements

Semiannual report | Value Opportunities Fund	21

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Trucking & Freight 0.46%		$84,658

Ryder Systems, Inc.	1,100	70,972

Werner Enterprises, Inc.	600	13,686

	Principal
	amount

Short-term investments 3.32%		$608,741

(Cost $608,741)

John Hancock Cash Investment Trust, 2.5657% (c)(f)	$608,741	608,741

Repurchase agreements 4.13%		$758,000

(Cost $758,000)

Repurchase Agreement with State Street Corp. dated 8/29/2008 at 1.70% to be repurchased at $758,143 on 9/2/2008,
collateralized by $765,000 Federal National Mortgage Association,
3.375% due 3/5/2010 (valued at $778,235, including interest)	$758,000	758,000

Total investments (Cost $20,052,193)† 103.40%		$18,967,574

Liabilities in excess of other assets (3.40%)		($623,478)

Total net assets 100.00%		$18,344,096

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust

* Non-Income Producing

(a) All or a portion of this security was out on loan.

(c) The investment is an affiliate of the Fund, the adviser and/or subadviser.

(f) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.

† At July 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $20,076,153. Net unrealized depreciation aggregated $1,108,579, of which $1,234,140 related to appreciated investment securities and $2,342,719 related to depreciated investment securities.

The Fund had the following financial futures contracts open on August 31, 2008:

					UNREALIZED
OPEN	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Russell 2000 Mini	3	Long	Sep 2008	$244,800	$19,089
Index Futures
S&P Mid 400 E-Mini	3	Long	Sep 2008	221,970	(13,333)
Index Futures

					$5,756

See notes to financial statements

22	Value Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $19,443,452) including $596,805
of securities loaned (Note 2)	$18,358,833
Investments in affiliated issuers, at value (Cost $608,741) (Note 2)	608,741

Total investments, at value (Cost $20,052,193)	18,967,574
Cash	60
Cash collateral at broker for futures contracts	22,200
Receivable for fund shares sold	12,109
Dividends and interest receivable	19,560
Receivable for security lending income	846
Other assets	33,627

Total assets	19,055,976

Liabilities

Payable for fund shares repurchased	10,999
Payable upon return of securities loaned (Note 2)	608,741
Payable for futures variation margin	3,690
Payable to affiliates
Fund administration fees	147
Transfer agent fees	3,879
Distribution and service fees	148
Investment management fees	3,083
Trustees’ fees	984
Other payables and accrued expenses	80,209

Total liabilities	711,880

Net assets

Capital paid-in	$21,569,616
Undistributed net investment income	49,446
Accumulated undistributed net realized loss on investments
and futures contracts	(2,196,103)
Net unrealized appreciation (depreciation) on investments and futures contracts	(1,078,863)

Net assets	$18,344,096

See notes to financial statements

Semiannual report | Value Opportunities Fund	23

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$16,004,907
Shares outstanding	919,731
Net asset value and redemption price per share	$17.40

Class B1
Net assets	$256,490
Shares outstanding	14,843
Net asset value and offering price per share	$17.28

Class C1
Net assets	$805,929
Shares outstanding	46,613
Net asset value and offering price per share	$17.29

Class I
Net assets	$88,045
Shares outstanding	5,043
Net asset value, offering price and redemption price per share	$17.46

Class R1
Net assets	$118,326
Shares outstanding	6,819
Net asset value, offering price and redemption price per share	$17.35

Class 1
Net assets	$1,070,399
Shares outstanding	61,299
Net asset value, offering price and redemption price per share	$17.46

Maximum public offering price per share

Class A (net asset value per share + 95%)[2]	$18.32

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

24	Value Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 8-31-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$149,302
Securities lending	10,637
Income from affiliated issuers	6,309
Interest	5,365
Less foreign taxes withheld	(209)

Total investment income	171,404

Expenses

Investment management fees (Note 3)	73,234
Distribution and service fees (Note 3)	30,727
Transfer agent fees (Note 3)	7,795
Blue sky fees (Note 3)	37,194
Fund administration fees (Note 3)	1,032
Audit and legal fees	19,595
Printing and postage fees (Note 3)	4,896
Custodian fees	23,798
Trustees’ fees (Note 3)	1,309
Registration and filing fees	7,423
Miscellaneous	162

Total expenses	207,165
Less expense reductions (Note 3)	(77,466)
Less transfer agency credits (Note 3)	(30)

Net expenses	129,669

Net investment income	41,735

Realized and unrealized gain (loss)

Net realized loss on
Investments in unaffiliated issuers	(833,009)
Futures contracts	(19,741)

(852,750)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	1,213,502
Futures contracts	12,331

1,225,833

Net realized and unrealized gain	373,083

Increase in net assets from operations	$414,818

1 Semiannual period from 3-1-08 to 8-31-08.

See notes to financial statements

Semiannual report | Value Opportunities Fund	25

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	2-29-08	8-31-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$113,625	$41,735
Net realized loss	(637,359)	(852,750)
Change in net unrealized appreciation (depreciation)	(4,119,589)	1,225,833

Increase (decrease) in net assets resulting from operations	(4,643,323)	414,818

Distributions to shareholders
From net investment income
Class A	(98,667)	—
Class I	(1,006)	—
Class R1	(547)	—
Class 1	(4,886)	—
From net realized gain
Class A	(875,720)	—
Class B	(16,516)	—
Class C	(64,954)	—
Class I	(5,327)	—
Class R1	(5,854)	—
Class 1	(24,644)	—

Total distributions	(1,098,121)	—

From Fund share transactions (Note 5)	1,738,819	(260,232)

Total increase (decrease)	(4,002,625)	154,586

Net assets

Beginning of period	22,192,135	18,189,510

End of period	$18,189,510	$18,344,096

Undistributed net investment income	$7,711	$49,446

1 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

See notes to financial statements

26	Value Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.36	$17.00
Net investment income[3]	0.07[4]	0.12	0.04
Net realized and unrealized
gain (loss) on investments	2.53	(4.41)	0.36
Total from investment operations	2.60	(4.29)	0.40
Less distributions
From net investment income	(0.08)	(0.11)	—
From net realized gain	(0.16)	(0.96)	—
Total distributions	(0.24)	(1.07)	—
Net asset value, end of period	$22.36	$17.00	$17.40
Total return (%)[5,6]	13.06[7]	(19.45)	2.35[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$20	$16	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	2.13[8]	2.04	1.91[8]
Expenses net of fee waivers, if any	1.38[8]	1.39	1.39[8]
Expenses net of all fee waivers and credits	1.38[8]	1.39	1.39[8]
Net investment income	0.47[4,8]	0.56	0.48[8]
Portfolio turnover (%)	30	68	34

1 Class A shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.09% of average net assets.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Not annualized.

8 Annualized.

See notes to financial statements

Semiannual report | Value Opportunities Fund	27

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.33	$16.94
Net investment loss[3]	(0.01)[4]	(0.03)	(0.02)
Net realized and unrealized
gain (loss) on investments	2.51	(4.40)	0.36
Total from investment operations	2.50	(4.43)	0.34
Less distributions
From net investment income	(0.01)	—	—
From net realized gain	(0.16)	(0.96)	—
Total distributions	(0.17)	(0.96)	—
Net asset value, end of period	$22.33	$16.94	$17.28
Total return (%)[5,6]	12.54[7]	(20.08)	2.01[7]

Ratios and supplemental data

Net assets, end of period (in millions)	— [8]	— [8]	— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions	11.31[9]	6.82	8.03[9]
Expenses net of fee waivers, if any	2.08[9]	2.10	2.09[9]
Expenses net of all fee waivers and credits	2.08[9]	2.09	2.09[9]
Net investment loss	(0.07)[4,9]	(0.14)	(0.21)[9]
Portfolio turnover (%)	30	68	34

1 Class B shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.10% of average net assets.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Less than $500,0000.

9 Annualized.

See notes to financial statements

28	Value Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.33	$16.95
Net investment loss[3]	(0.01)[4]	(0.03)	(0.02)
Net realized and unrealized
gain (loss) on investments	2.51	(4.39)	0.36
Total from investment operations	2.50	(4.42)	0.34
Less distributions
From net investment income	(0.01)	—	—
From net realized gain	(0.16)	(0.96)	—
Total distributions	(0.17)	(0.96)	—
Net asset value, end of period	$22.33	$16.95	$17.29
Total return (%)[5,6]	12.54[7]	(20.03)	2.01[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	5.09[8]	3.88	4.26[8]
Expenses net of fee waivers, if any	2.08[8]	2.10	2.09[8]
Expenses net of all fee waivers and credits	2.08[8]	2.09	2.09[8]
Net investment loss	(0.07)[4,8]	(0.14)	(0.21)[8]
Portfolio turnover (%)	30	68	34

1 Class C shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.10% of average net assets.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Annualized.

See notes to financial statements

Semiannual report | Value Opportunities Fund	29

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.39	$17.02
Net investment income[3]	0.15[4]	0.18	0.08
Net realized and unrealized
gain (loss) on investments	2.53	(4.41)	0.36
Total from investment operations	2.68	(4.23)	0.44
Less distributions
From net investment income	(0.13)	(0.18)	—
From net realized gain	(0.16)	(0.96)	—
Total distributions	(0.29)	(1.14)	—
Net asset value, end of period	$22.39	$17.02	$17.46
Total return (%)[5,6]	13.42[7]	(19.16)	2.59[7]

Ratios and supplemental data

Net assets, end of period (in millions)	— [8]	— [8]	— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions	12.63[9]	8.80	17.05[9]
Expenses net of fee waivers, if any	0.99[9]	0.99	0.99[9]
Expenses net of all fee waivers and credits	0.99[9]	0.99	0.99[9]
Net investment income	0.96[4,9]	0.86	0.89[9]
Portfolio turnover (%)	30	68	34

1 Class I shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.10% of average net assets.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Less than $500,0000.

9 Annualized.

See notes to financial statements

30	Value Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.32	$16.96
Net investment income[3]	0.02[4]	0.10	0.03
Net realized and unrealized
gain (loss) on investments	2.53	(4.41)	0.36
Total from investment operations	2.55	(4.31)	0.39
Less distributions
From net investment income	(0.07)	(0.09)	—
From net realized gain	(0.16)	(0.96)	—
Total distributions	(0.23)	(1.05)	—
Net asset value, end of period	$22.32	$16.96	$17.35
Total return (%)[5,6]	12.80[7]	(19.57)	2.30[7]

Ratios and supplemental data

Net assets, end of period (in millions)	— [8]	— [8]	— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions	21.69[9]	15.22	15.53[9]
Expenses net of fee waivers, if any	1.73[9]	1.49	1.49[9]
Expenses net of all fee waivers and credits	1.73[9]	1.49	1.49[9]
Net investment income	0.12[4,9]	0.48	0.39[9]
Portfolio turnover (%)	30	68	34

1 Class R1 shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.09% of average net assets.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Less than $500,0000.

9 Annualized.

See notes to financial statements

Semiannual report | Value Opportunities Fund	31

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.39	$17.02
Net investment income[3]	0.14[4]	0.23	0.08
Net realized and unrealized
gain (loss) on investments	2.54	(4.45)	0.36
Total from investment operations	2.68	(4.22)	0.44
Less distributions
From net investment income	(0.13)	(0.19)	—
From net realized gain	(0.16)	(0.96)	—
Total distribtions	(0.29)	(1.15)	—
Net asset value, end of period	$22.39	$17.02	$17.46
Total return (%)[5,6]	13.44[7]	(19.12)	2.59[7]

Ratios and supplemental data

Net assets, end of period (in millions)	— [8]	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.67[9]	1.62	1.43[9]
Expenses net of fee waivers, if any	0.94[9]	0.94	0.94[9]
Expenses net of all fee waivers and credits	0.94[9]	0.94	0.94[9]
Net investment income	0.89[4,9]	1.14	0.94[9]
Portfolio turnover (%)	30	68	34

1 Class 1 shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.09% of average net assets.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Less than $500,0000.

9 Annualized.

See notes to financial statements

32	Value Opportunities Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Value Opportunities Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital growth.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1 and Class 1 shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1 shares are available only to certain retirement plans. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B and Class C, Class I, Class R1 and Class 1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business

Semiannual report | Value Opportunities Fund	33

day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

34	Value Opportunities Fund | Semiannual report

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$18,209,574	$5,756
Level 2 — Other Significant Observable Inputs	758,000	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$18,967,574	$5,756

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I, Class R1 and Class 1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Semiannual report | Value Opportunities Fund	35

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Line of credit

The Fund has entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended August 31, 2008, there were no borrowings under the line of credit.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien and security interest in any Fund property to the extent of any overdraft.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices, such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase

36	Value Opportunities Fund | Semiannual report

is less or more than the price of the initial sale, or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. Net capital losses of $1,325,968 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on March 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior two years remain subject to examination by the Internal Revenue Service.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim reporting periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations, and how these instruments affect a company’s financial position, performance and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended February 29, 2008, the tax character of distributions paid was as follows: ordinary income $760,204 and long-term capital gain $337,917. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Investment advisory and
other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.78% of the next $500,000,000 of the

Semiannual report | Value Opportunities Fund	37

Fund’s aggregate daily net assets; (c) 0.77% of the Fund’s next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.76% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund and Value Opportunities Trust, a series of John Hancock Trust. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended August 31, 2008, were equivalent to an annual effective rate of 0.80% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.09% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excludes taxes, portfolio brokerage commissions, interest, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

In addition, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.39% for Class A shares, 2.09% for Class B, 2.09% for Class C, 0.99% for Class I, 1.49% for Class R1 and 0.94% for Class 1. Accordingly, the expense reductions or reimbursements related to this agreement were $41,654, $8,012, $10,090, $7,745, $8,152 and $1,769 for Class A, Class B, Class C, Class I, Class R1 and Class 1, respectively, for the period ended August 31, 2008. The expense reimbursements and limits will continue in effect until June 30, 2009 and thereafter until terminated by the Adviser on notice to the Trust.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the period ended August 31, 2008, were $1,032 with an annual effective rate of 0.01% of the Fund’s average daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of the average daily net asset value of Class A, Class B, Class C, Class R1 and Class 1 shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, the Fund has also adopted a Service Plan for Class R1 shares. Under the Service Plan, the Fund may pay up to 0.25% of Class R1 shares’ average daily net asset value for certain other services. There were no Service Plan fees incurred for the period ended August 31, 2008.

38	Value Opportunities Fund | Semiannual report

Class A shares are assessed up-front sales charges. During the period ended August 31, 2008, the Distributor received net up-front sales charges of $2,187 with regard to sales of Class A shares. Of this amount, $348 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,810 was paid as sales commissions to unrelated broker-dealers; and $29 was paid as sales commissions to sales personnel of Signator Investor, Inc. (Signator Investors), a related broker-dealer and indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2008, CDSCs received by the Distributor amounted to $1,256 for Class B shares and $328 for Class C shares.

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $16.50 for each Class A, Class B, Class C and Class R1 shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 shares’ average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the period ended August 31, 2008.

In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R1 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. For the period ended August 31, 2008, the transfer agent fees reductions for Class R1 were $44.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended August 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $30 for transfer agent credits earned.

Class level expenses including the allocation of the Transfer Agent fees for the period ended August 31, 2008, were as follows:

	Distribution and	Transfer		Printing and
Share class	service fees	agent fees	Blue sky fees	postage fees

Class A	$24,259	$6,486	$7,368	$4,126
Class B	1,353	274	7,241	104
Class C	4,641	937	7,378	409
Class I	—	25	7,411	121
Class R1	293	73	7,796	96
Class 1	181	—	—	40
Total	$30,727	$7,795	$37,194	$4,896

Semiannual report | Value Opportunities Fund	39

The Adviser and other affiliates of John Hancock USA owned 776,719 and 5,350 shares of beneficial interest of Class A and Class R1, respectively, on August 31, 2008.

Note 4
Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

Note 5
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended February 29, 2008, and the period ended August 31, 2008, along with the corresponding dollar value.

		Year ended 2-29-08	Period ended 8-31-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	83,981	$1,839,886	21,563	$375,429
Distributions reinvested	53,292	958,716	—	—
Repurchased	(80,983)	(1,597,867)	(47,813)	(821,590)
Net increase (decrease)	56,290	$1,200,735	(26,250)	($446,161)

Class B shares

Sold	7,022	$153,171	1,530	$26,247
Distributions reinvested	795	14,285	—	—
Repurchased	(4,077)	(80,691)	(4,443)	(77,051)
Net increase (decrease)	3,740	$86,765	(2,913)	($50,804)

Class C shares

Sold	21,502	$466,603	8,744	$150,815
Distributions reinvested	3,408	61,199	—	—
Repurchased	(27,872)	(538,229)	(22,268)	(371,193)
Net decrease	(2,962)	($10,427)	(13,524)	($220,378)

Class I shares

Sold	5,764	$129,736	175	$3,000
Distributions reinvested	288	5,191	—	—
Repurchased	(12,096)	(243,103)	(1,005)	(17,600)
Net decrease	(6,044)	($108,176)	(830)	($14,600)

Class R1 shares

Sold	1,049	$24,953	551	$9,692
Distributions reinvested	357	6,401	—	—
Repurchased	—	—	(192)	(3,314)
Net increase	1,406	$31,354	359	$6,378

Class 1 shares

Sold	37,501	$765,929	37,999	$649,126
Distributions reinvested	1,640	29,511	—	—
Repurchased	(13,639)	(256,872)	(10,840)	(183,793)
Net increase	25,502	$538,568	27,159	$465,333

Net increase (decrease)	77,932	$1,738,819	(16,001)	($260,232)

1Semiannual period from 3-1-08 to 8-31-08. Unaudited.

40	Value Opportunities Fund | Semiannual report

Note 6
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2008, aggregated $5,907,926 and $6,446,857, respectively.

Semiannual report | Value Opportunities Fund	41

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Value Opportunities Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Grantham, Mayo, Van Otterloo & Co. LLC (the Subadviser) for the John Hancock Value Opportunities Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”). The funds within each Category and Peer Group were selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data. Data covered the period since the Fund’s inception through December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

42	Value Opportunities Fund | Semiannual report

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than two full years of operational history, and considered the performance results for the Fund since its inception through December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance was lower than the performance of the Category and Peer Group medians, and its benchmark index, the Russell 2500 Value Index, over the 1-year period. The Adviser discussed its plans with respect to the Fund. The Board recognized the short operational history of the Fund and indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rate of the Peer Group and equal to the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was higher than the median of the Peer Group and Category. The Board also noted that the Fund’s Net Expense Ratio was higher than the median of the Category but not appreciably higher than the Peer Group.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s expenses and overall plans to improve performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory

Semiannual report | Value Opportunities Fund	43

Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

44	Value Opportunities Fund | Semiannual report

More information

Trustees	Investment adviser
James F. Carlin, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Charles L. Ladner*	Grantham, Mayo, Van Otterloo & Co. LLC
Stanley Martin*
Dr. John A. Moore*	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Steven R. Pruchansky
Gregory A. Russo*	Custodian
*Members of the Audit Committee	State Street Bank & Trust Company
†Non-Independent Trustee
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:

Regular mail	Express mail
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

Semiannual report | Value Opportunities Fund	45

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Value Opportunities Fund.	630SA 8/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/08

A look at performance

For the periods ended August 31, 2008

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	6-12-06	–16.53	—	—	–1.65	–6.85	–16.53	—	—	–3.64

B	6-12-06	–16.94	—	—	–1.36	–7.16	–16.94	—	—	–3.00

C	6-12-06	–13.59	—	—	–0.07	–3.30	–13.59	—	—	–0.16

I1	6-12-06	–11.77	—	—	1.02	–1.75	–11.77	—	—	2.29

R1[1]	6-12-06	–12.10	—	—	0.45	–1.96	–12.10	—	—	1.01

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2009. The net expenses are as follows: Class A — 1.34%, Class B — 2.05%, Class C — 2.05%, Class I — 0.95%, Class R1 — 1.45%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.86%, Class B — 6.98%, Class C — 2.94%, Class I — 12.79%, Class R1 — 15.98%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

6	U.S. Core Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in U.S. Core Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$9,984	$9,700	$10,699

C2	6-12-06	9,984	9,984	10,699

I3	6-12-06	10,229	10,229	10,699

R1[3]	6-12-06	10,101	10,101	10,699

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of August 31, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Semiannual report | U.S. Core Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2008 with the same investment held until August 31, 2008.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$980.40	$6.74

Class B	1,000.00	977.30	10.22

Class C	1,000.00	976.80	10.21

Class I	1,000.00	982.50	4.75

Class R1	1,000.00	980.40	7.24

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	U.S. Core Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2008, with the same investment held until August 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$1,018.40	$6.87

Class B	1,000.00	1,014.90	10.41

Class C	1,000.00	1,014.90	10.41

Class I	1,000.00	1,020.40	4.84

Class R1	1,000.00	1,017.90	7.38

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.35%, 2.05%, 2.05%, 0.95% and 1.45% for Class A, Class B, Class C, Class I and Class R1 respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 (to reflect the one-half year period).

Semiannual report | U.S. Core Fund	9

Portfolio summary

Top 10 holdings[1]

Exxon Mobil Corp.	5.9%	Pfizer, Inc.	3.9%

Johnson & Johnson	4.7%	UnitedHealth Group, Inc.	3.2%

Microsoft Corp.	4.6%	The Coca-Cola Company	3.2%

Chevron Corp.	4.2%	PepsiCo, Inc.	3.0%

Wal-Mart Stores, Inc.	3.9%	Procter & Gamble Company	2.6%

Sector distribution[1,2]

Consumer Non-cyclical	36%	Financial	6%

Energy	19%	Industrial	6%

Consumer Cyclical	11%	Basic Materials	3%

Technology	11%	Short-term Investments & Other	1%

Communications	7%

1 As a percentage of net assets on August 31, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	U.S. Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-08 (unaudited)

This schedule is divided into three main categories: common stocks, short-term investments and repurchase agreements. Common stocks are further broken down by industry group. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 99.06%		$18,265,286

(Cost $19,249,609)

Aerospace 1.63%		301,179

General Dynamics Corp.	1,700	156,910

Goodrich Corp.	200	10,250

Raytheon Company	200	11,998

Rockwell Collins, Inc.	200	10,518

United Technologies Corp.	1,700	111,503

Agriculture 1.28%		236,202

Archer-Daniels-Midland Company	1,200	30,552

Monsanto Company	1,800	205,650

Apparel & Textiles 0.21%		38,636

Coach, Inc. *	900	26,091

Liz Claiborne, Inc.	400	6,484

NIKE, Inc., Class B	100	6,061

Auto Parts 0.23%		41,900

AutoZone, Inc. *	200	27,446

BorgWarner, Inc.	200	8,270

Johnson Controls, Inc.	200	6,184

Auto Services 0.12%		22,283

AutoNation, Inc. *	800	9,080

Copart, Inc. *	300	13,203

Automobiles 0.13%		24,224

General Motors Corp. (a)	700	7,000

PACCAR, Inc.	400	17,224

Banking 1.57%		289,806

Bank of America Corp.	6,100	189,954

BB&T Corp.	900	27,000

Comerica, Inc.	200	5,618

Hudson City Bancorp, Inc.	1,400	25,816

U.S. Bancorp	1,300	41,418

See notes to financial statements

Semiannual report | U.S. Core Fund	11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Biotechnology 1.07%		$196,873

Amgen, Inc. *	1,500	94,275

Biogen Idec, Inc. *	900	45,837

Genentech, Inc. *	200	19,750

Genzyme Corp. *	200	15,660

Illumina, Inc. *	100	8,613

Invitrogen Corp. *	300	12,738

Broadcasting 0.03%		6,069

Discovery Holding Company *	300	6,069

Building Materials & Construction 0.02%		3,812

Masco Corp.	200	3,812

Business Services 0.73%		135,460

Affiliated Computer Services, Inc., Class A *	500	26,620

Fiserv, Inc. *	900	46,674

Fluor Corp.	400	32,052

Jacobs Engineering Group, Inc. *	300	22,146

Total Systems Services, Inc.	400	7,968

Chemicals 0.44%		81,996

Air Products & Chemicals, Inc.	200	18,370

FMC Corp.	100	7,354

Praxair, Inc.	500	44,920

Sigma-Aldrich Corp.	200	11,352

Computers & Business Equipment 4.29%		790,901

Apple, Inc. *	1,400	237,342

Cisco Systems, Inc. *	12,000	288,600

Dell, Inc. *	2,900	63,017

EMC Corp. *	1,000	15,280

Hewlett-Packard Company	700	32,844

International Business Machines Corp.	1,000	121,730

Juniper Networks, Inc. *	400	10,280

Western Digital Corp. *	800	21,808

Construction & Mining Equipment 0.04%		7,104

Joy Global, Inc.	100	7,104

Containers & Glass 0.05%		8,920

Owens-Illinois, Inc. *	200	8,920

Cosmetics & Toiletries 3.87%		712,636

Avon Products, Inc.	400	17,132

Colgate-Palmolive Company	1,900	144,457

Estee Lauder Companies, Inc., Class A	300	14,931

Kimberly-Clark Corp.	1,000	61,680

Procter & Gamble Company	6,800	474,436

See notes to financial statements

12	U.S. Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Crude Petroleum & Natural Gas 4.89%		$902,429

Apache Corp.	1,320	150,982

Chesapeake Energy Corp.	1,100	53,240

Devon Energy Corp.	1,400	142,870

EOG Resources, Inc.	520	54,298

Hess Corp.	730	76,438

Noble Energy, Inc.	200	14,346

Occidental Petroleum Corp.	4,200	333,312

Patterson-UTI Energy, Inc.	400	11,368

Quicksilver Resources, Inc. *	400	9,676

Southwestern Energy Company *	700	26,859

Sunoco, Inc.	200	8,876

XTO Energy, Inc.	400	20,164

Domestic Oil 0.10%		19,240

Denbury Resources, Inc. *	400	9,956

Range Resources Corp.	200	9,284

Drugs & Health Care 0.59%		108,200

Wyeth	2,500	108,200

Educational Services 0.22%		40,731

Apollo Group, Inc., Class A *	500	31,840

ITT Educational Services, Inc. *	100	8,891

Electrical Equipment 0.21%		38,790

Emerson Electric Company	600	28,080

FLIR Systems, Inc. *	300	10,710

Electrical Utilities 0.12%		22,124

Exelon Corp.	100	7,596

FirstEnergy Corp.	200	14,528

Electronics 0.34%		62,364

L-3 Communications Holdings, Inc.	600	62,364

Financial Services 1.94%		357,477

BlackRock, Inc.	150	32,588

Charles Schwab Corp.	500	11,995

Citigroup, Inc.	10,000	189,900

Federal Home Loan Mortgage Corp.	900	4,059

Leucadia National Corp.	600	27,774

MasterCard, Inc., Class A	180	43,659

State Street Corp.	200	13,534

T. Rowe Price Group, Inc.	200	11,872

Western Union Company	800	22,096

Food & Beverages 6.66%		1,227,189

Coca-Cola Enterprises, Inc.	500	8,535

General Mills, Inc.	200	13,236

H.J. Heinz Company	200	10,064

Kellogg Company	200	10,888

See notes to financial statements

Semiannual report | U.S. Core Fund	13

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Food & Beverages (continued)

Kraft Foods, Inc., Class A	722	$22,750

PepsiCo, Inc.	8,100	554,688

The Coca-Cola Company	11,200	583,184

William Wrigley, Jr. Company	300	23,844

Gas & Pipeline Utilities 0.40%		73,649

Transocean, Inc. *	579	73,649

Gold 0.28%		52,095

Barrick Gold Corp.	1,500	52,095

Healthcare Products 7.34%		1,352,736

Becton, Dickinson & Company	100	8,738

C.R. Bard, Inc.	100	9,345

Intuitive Surgical, Inc. *	100	29,527

Johnson & Johnson	12,300	866,289

Medtronic, Inc.	2,100	114,660

Patterson Companies, Inc. *	200	6,508

Stryker Corp.	1,200	80,628

Varian Medical Systems, Inc. *	200	12,632

Zimmer Holdings, Inc. *	3,100	224,409

Healthcare Services 6.51%		1,200,577

Cardinal Health, Inc.	1,100	60,478

Covance, Inc. *	100	9,434

Coventry Health Care, Inc. *	1,600	56,032

Express Scripts, Inc. *	2,000	146,820

McKesson Corp.	2,200	127,116

Medco Health Solutions, Inc. *	800	37,480

Quest Diagnostics, Inc.	100	5,405

UnitedHealth Group, Inc.	19,166	583,605

WellPoint, Inc. *	3,300	174,207

Holdings Companies/Conglomerates 0.13%		24,660

Textron, Inc.	600	24,660

Hotels & Restaurants 0.24%		43,435

McDonald’s Corp.	700	43,435

Household Products 0.09%		16,988

Energizer Holdings, Inc. *	200	16,988

Industrial Machinery 0.93%		172,389

Cameron International Corp. *	300	13,977

Deere & Company	1,300	91,741

Flowserve Corp.	100	13,212

FMC Technologies, Inc. *	400	21,424

Parker-Hannifin Corp.	500	32,035

Insurance 3.53%		650,300

ACE, Ltd. *	100	5,261

Aetna, Inc.	100	4,314

See notes to financial statements

14	U.S. Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Insurance (continued)

AFLAC, Inc.	1,300	$73,710

Allstate Corp.	2,900	130,877

American International Group, Inc.	4,400	94,556

Aon Corp.	300	14,247

Assurant, Inc.	200	11,686

Chubb Corp.	2,300	110,423

First American Corp.	200	5,054

Hartford Financial Services Group, Inc.	400	25,232

Progressive Corp.	1,200	22,164

SAFECO Corp.	100	6,760

The Travelers Companies, Inc.	2,300	101,568

Torchmark Corp.	300	17,922

Transatlantic Holdings, Inc.	200	12,020

Unum Group	200	5,082

W.R. Berkley Corp.	400	9,424

International Oil 12.95%		2,388,343

Anadarko Petroleum Corp.	1,100	67,903

Chevron Corp.	8,900	768,248

ConocoPhillips	4,300	354,793

Exxon Mobil Corp.	13,600	1,088,136

Murphy Oil Corp.	500	39,265

Nabors Industries, Ltd. *	600	21,360

Noble Corp.	200	10,058

Weatherford International, Ltd. *	1,000	38,580

Internet Content 1.16%		213,113

Google, Inc., Class A *	460	213,113

Internet Retail 0.98%		180,013

Amazon.com, Inc. *	500	40,405

eBay, Inc. *	5,600	139,608

Internet Software 0.03%		6,394

VeriSign, Inc. *	200	6,394

Life Sciences 0.07%		13,650

Waters Corp. *	200	13,650

Manufacturing 1.52%		280,616

3M Company	1,500	107,400

Danaher Corp.	1,100	89,727

Harley-Davidson, Inc.	900	35,802

Honeywell International, Inc.	200	10,034

SPX Corp.	100	11,925

Tyco International, Ltd.	600	25,728

Office Furnishings & Supplies 0.03%		5,632

Office Depot, Inc. *	800	5,632

See notes to financial statements

Semiannual report | U.S. Core Fund	15

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Petroleum Services 1.19%		$218,761

Baker Hughes, Inc.	200	16,002

BJ Services Company	400	10,740

Diamond Offshore Drilling, Inc.	200	21,982

Halliburton Company	700	30,758

Schlumberger, Ltd.	740	69,723

Smith International, Inc.	200	13,940

Valero Energy Corp.	1,600	55,616

Pharmaceuticals 8.43%		1,554,607

Abbott Laboratories	2,100	120,603

AmerisourceBergen Corp.	900	36,909

Eli Lilly & Company	3,600	167,940

Forest Laboratories, Inc. *	2,000	71,380

Gilead Sciences, Inc. *	2,700	142,236

Merck & Company, Inc.	7,300	260,391

PDL BioPharma, Inc. *	2,400	28,968

Pfizer, Inc.	38,000	726,180

Publishing 0.12%		21,348

Gannett Company, Inc.	1,200	21,348

Railroads & Equipment 0.53%		98,218

Burlington Northern Santa Fe Corp.	260	27,924

CSX Corp.	600	38,808

Norfolk Southern Corp.	200	14,706

Union Pacific Corp.	200	16,780

Retail Grocery 0.04%		6,957

SUPERVALU, Inc.	300	6,957

Retail Trade 9.48%		1,747,801

Abercrombie & Fitch Company, Class A	400	20,980

American Eagle Outfitters, Inc.	250	3,762

Bed Bath & Beyond, Inc. *	800	24,528

Best Buy Company, Inc.	500	22,385

Costco Wholesale Corp.	800	53,648

CVS Caremark Corp.	300	10,980

Family Dollar Stores, Inc.	200	4,984

GameStop Corp., Class A *	200	8,774

Home Depot, Inc.	12,900	349,848

Kohl’s Corp. *	900	44,253

Lowe’s Companies, Inc.	5,600	137,984

Staples, Inc.	1,900	45,980

Target Corp.	1,500	79,530

The Gap, Inc.	700	13,615

The TJX Companies, Inc.	700	25,368

Urban Outfitters, Inc. *	300	10,686

Walgreen Company	4,500	163,935

Wal-Mart Stores, Inc.	12,300	726,561

See notes to financial statements

16	U.S. Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Semiconductors 0.44%		$80,701

Intel Corp.	3,100	70,897

Texas Instruments, Inc.	400	9,804

Software 6.38%		1,176,917

Citrix Systems, Inc. *	500	15,135

Microsoft Corp.	31,000	845,990

Oracle Corp. *	14,400	315,792

Steel 0.20%		36,750

Nucor Corp.	700	36,750

Telecommunications Equipment & Services 2.03%		373,815

QUALCOMM, Inc.	7,100	373,815

Telephone 0.91%		167,914

AT&T, Inc.	2,175	69,578

Verizon Communications, Inc.	2,800	98,336

Tobacco 1.86%		342,589

Altria Group, Inc.	7,100	149,313

Philip Morris International, Inc.	3,200	171,840

UST, Inc.	400	21,436

Transportation 0.20%		36,477

C.H. Robinson Worldwide, Inc.	700	36,477

Trucking & Freight 0.28%		51,296

United Parcel Service, Inc., Class B	800	51,296

	Principal
Issuer, description, maturity date	amount	Value

Short-term investments 0.04%		$7,383

(Cost $7,383)

John Hancock Cash Investment Trust, 2.5657% (c)(f)	$7,383	7,383

Repurchase agreements 1.36%		$250,000

(Cost $250,000)

Repurchase Agreement with State Street Corp. dated
8-29-08 at 1.70% to be repurchased at $250,047
on 9-2-08, collateralized by $200,000 Federal
National Mortgage Association, 7.125% due
1-15-30 (valued at $256,500, including interest)	$250,000	250,000

Total investments (Cost $19,506,992)† 100.46%		$18,522,669

Liabilities in excess of other assets (0.46%)		($84,369)

Total net assets 100.00%		$18,438,300

See notes to financial statements

Semiannual report | U.S. Core Fund	17

F I N A N C I A L   S T A T E M E N T S

Notes to financial statements

Percentages are stated as a percent of net assets.

* Non-Income Producing.

(a) All or a portion of this security was out on loan.

(c) The investment is an affiliate of the Fund, the adviser and/or subadviser.

(f) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.

† At July 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $19,576,448. Net unrealized depreciation aggregated $1,053,779, of which $964,770 related to appreciated investment securities and $2,018,549 related to depreciated investment securities.

See notes to financial statements

18	U.S. Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $19,249,609)
including $7,238 of securities loaned (Note 2)	$18,265,286
Repurchase agreement, at value (Cost $250,000) (Note 2)	250,000
Investments in affiliated issuers, at value (Cost $7,383) (Note 2)	7,383

Total investments, at value (Cost $19,506,992)	18,522,669
Cash	355
Cash collateral at broker for futures contracts	14,400
Dividends and interest receivable	49,760
Other assets	33,737

Total assets	18,620,921

Liabilities

Payable for fund shares repurchased	89,496
Payable upon return of securities loaned (Note 2)	7,383
Payable to affiliates
Fund administration fees	140
Transfer agent fees	1,454
Distribution and service fees	193
Investment management fees	4,920
Trustees’ fees	1,068
Other payables and accrued expenses	77,967

Total liabilities	182,621

Net assets

Capital paid-in	$20,182,612
Undistributed net investment income	77,144
Accumulated undistributed net realized loss on investments and futures contracts	(837,133)
Net unrealized depreciation on investments and futures contracts	(984,323)

Net assets	$18,438,300

See notes to financial statements

Semiannual report | U.S. Core Fund	19

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$16,871,256
Shares outstanding	886,103
Net asset value and redemption price per share	$19.04

Class B1
Net assets	$230,623
Shares outstanding	12,177
Net asset value and offering price per share	$18.94

Class C1
Net assets	$1,091,642
Shares outstanding	57,633
Net asset value and offering price per share	$18.94

Class I
Net assets	$143,777
Shares outstanding	7,531
Net asset value, offering price and redemption price per share	$19.09

Class R1
Net assets	$101,002
Shares outstanding	5,319
Net asset value, offering price and redemption price per share	$18.99

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$20.04

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

20	U.S. Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 8-31-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$199,512
Interest	3,883
Income from affiliated issuers	18
Less foreign taxes withheld	(30)

Total investment income	203,383

Expenses

Investment management fees (Note 3)	77,660
Distribution and service fees (Note 3)	39,072
Transfer agent fees (Note 3)	7,405
Fund administration fees (Note 3)	1,186
Blue sky fees (Note 3)	37,354
Audit and legal fees	20,048
Custodian fees	13,908
Registration and filing fees	6,994
Printing and postage fees (Note 3)	5,167
Trustees’ fees (Note 3)	1,456
Miscellaneous	203

Total expenses	210,453
Less expense reductions (Note 3)	(64,897)
Less transfer agency credits (Note 3)	(16)

Net expenses	145,540

Net investment income	57,843

Realized and unrealized gain (loss)

Net realized loss on
Investments in unaffiliated issuers	(497,402)
Futures contracts	(60,958)

(558,360)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	104,381
Futures contracts	25,418

129,799

Net realized and unrealized loss	(428,561)

Decrease in net assets from operations	($370,718)

1 Semiannual period from 3-1-08 to 8-31-08.

See notes to financial statements

Semiannual report | U.S. Core Fund	21

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	2-29-08	8-31-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$143,380	$57,843
Net realized gain (loss)	376,725	(558,360)
Change in net unrealized appreciation (depreciation)	(2,519,080)	129,799

Decrease in net assets resulting from operations	(1,998,975)	(370,718)

Distributions to shareholders
From net investment income
Class A	(147,501)	—
Class B	(184)	—
Class C	(2,027)	—
Class I	(5,265)	—
Class R1	(756)	—
From net realized gain
Class A	(797,028)	—
Class B	(14,341)	—
Class C	(157,675)	—
Class I	(18,582)	—
Class R1	(4,722)	—

Total distributions	(1,148,081)	—

From Fund share transactions (Note 5)	1,394,286	(2,550,125)

Total decrease	(1,752,770)	(2,920,843)

Net assets

Beginning of period	23,111,913	21,359,143

End of period	$21,359,143	$18,438,300

Undistributed net investment income	$19,301	$77,144

1 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

See notes to financial statements

22	U.S. Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08 [2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.24	$19.42
Net investment income (loss)[3]	0.12	0.16	0.06
Net realized and unrealized
gain (loss) on investments	2.41	(1.88)	(0.44)
Total from investment operations	2.53	(1.72)	(0.38)
Less distributions
From net investment income	(0.09)	(0.17)	—
From net realized gain	(0.20)	(0.93)	—
Total distributions	(0.29)	(1.10)	—
Net asset value, end of period	$22.24	$19.42	$19.04
Total return (%)[4,5]	12.64[6]	(8.16)	(1.96)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$19	$18	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93[7]	1.86	1.70[7]
Expenses net of fee waivers	1.34[7]	1.34	1.35[7]
Expenses net of all fee waivers and credits	1.34[7]	1.34	1.35[7]
Net investment income	0.76[7]	0.70	0.66[7]
Portfolio turnover (%)	36	81	26

1 Class A shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | U.S. Core Fund	23

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.20	$19.38
Net investment income (loss)[3]	0.02	—[4]	—[4]
Net realized and unrealized
gain (loss) on investments	2.40	(1.88)	(0.44)
Total from investment operations	2.42	(1.88)	(0.44)
Less distributions
From net investment income	(0.02)	(0.01)	—
From net realized gain	(0.20)	(0.93)	—
Total distributions	(0.22)	(0.94)	—
Net asset value, end of period	$22.20	$19.38	$18.94
Total return (%)[5,6]	12.07[7]	(8.84)	(2.27)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	13.58[9]	6.98	8.36[9]
Expenses net of fee waivers	2.04[9]	2.05	2.05[9]
Expenses net of all fee waivers and credits	2.04[9]	2.05	2.05[9]
Net investment income (loss)	0.12[9]	—[10]	(0.01)[9]
Portfolio turnover (%)	36	81	26

1 Class B shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Less than 0.01%.

See notes to financial statements

24	U.S. Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.21	$19.39
Net investment income (loss)[3]	0.03	—[4]	(0.01)
Net realized and unrealized
gain (loss) on investments	2.40	(1.88)	(0.44)
Total from investment operations	2.43	(1.88)	(0.45)
Less distributions
From net investment income	(0.02)	(0.01)	—
From net realized gain	(0.20)	(0.93)	—
Total distributions	(0.22)	(0.94)	—
Net asset value, end of period	$22.21	$19.39	$18.94
Total return (%)[5,6]	12.12[7]	(8.84)	(2.32)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	3.82[8]	2.94	3.00[8]
Expenses net of fee waivers	2.04[8]	2.05	2.05[8]
Expenses net of all fee waivers and credits	2.04[8]	2.05	2.05[8]
Net investment income (loss)	0.16[8]	(0.01)	(0.10)[8]
Portfolio turnover (%)	36	81	26

1 Class C shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Annualized.

See notes to financial statements

Semiannual report | U.S. Core Fund	25

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.26	$19.43
Net investment income[3]	0.18	0.25	0.10
Net realized and unrealized
gain (loss) on investments	2.41	(1.89)	(0.44)
Total from investment operations	2.59	(1.64)	(0.34)
Less distributions
From net investment income	(0.13)	(0.26)	—
From net realized gain	(0.20)	(0.93)	—
Total distributions	(0.33)	(1.19)	—
Net asset value, end of period	$22.26	$19.43	$19.09
Total return (%)[4,5]	12.95[6]	(7.82)	(1.75)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	17.83[8]	12.79	8.76[8]
Expenses net of fee waivers	0.95[8]	0.95	0.95[8]
Expenses net of all fee waivers and credits	0.95[8]	0.95	0.95[8]
Net investment income	1.16[8]	1.10	1.05[8]
Portfolio turnover (%)	36	81	26

1 Class I shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

26	U.S. Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.20	$19.37
Net investment income[3]	0.06	0.13	0.05
Net realized and unrealized
gain (loss) on investments	2.42	(1.88)	(0.43)
Total from investment operations	2.48 8	(1.75)	(0.38)
Less distributions
From net investment income	(0.08)	(0.15)	—
From net realized gain	(0.20)	(0.93)	—
Total distributions	(0.28)	(1.08)	—
Net asset value, end of period	$22.20	$19.37	$18.99
Total return (%)[4,5]	12.38[6]	(8.32)	(1.96)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	21.12[8]	15.98	17.12[8]
Expenses net of fee waivers	1.69[8]	1.45	1.45[8]
Expenses net of all fee waivers and credits	1.69[8]	1.45	1.45[8]
Net investment income	0.41[8]	0.59	0.57[8]
Portfolio turnover (%)	36	81	26

1 Class R1 shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

Semiannual report | U.S. Core Fund	27

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock U.S. Core Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek high total return.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I and Class R1 shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1 shares are available only to certain retirement plans. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class R1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange

28	U.S. Core Fund | Semiannual report

(domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs

Semiannual report | U.S. Core Fund	29

may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$18,272,669	$—
Level 2 — Other Significant Observable Inputs	250,000	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$18,522,669	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I and Class R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things,

30	U.S. Core Fund | Semiannual report

the nature and type of expense and the relative size of the funds.

Line of credit

The Fund has entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. Effective October 15, 2007, the commitment fee was changed from 0.07% to 0.05% . For the period ended August 31, 2008, there were no borrowings under the line of credit.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien and security interest in any Fund property to the extent of any overdraft.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not

Semiannual report | U.S. Core Fund	31

close out futures positions because of an illiquid secondary market or the inability of counter-parties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The Fund had no open financial futures contracts on August 31, 2008.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. Net capital losses of $234,735 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on March 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior fiscal years remain subject to examination by the Internal Revenue Service.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim reporting periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended February 29, 2008, the tax character of distributions paid was as follows: ordinary income $761,252 and long-term capital gain $386,829. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Investment advisory and
other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.78% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.76% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.75% of the next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.74% of the Fund’s aggregate daily net assets in excess of

32	U.S. Core Fund | Semiannual report

$2,500,000,000. Aggregate net assets include the net assets of the Fund, the U.S. Core Trust, Growth and Income Trust, and a portion of the net assets of the Managed Trust Series of John Hancock Trust, the U.S. Core Fund, a series of John Hancock Funds II, that are subadvised by Grantham, Mayo, Van Otterloo & Co. LLC. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended August 31, 2008, were equivalent to an annual effective rate of 0.76% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.09% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excludes taxes, portfolio brokerage commissions, interest, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

In addition, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.35% for Class A shares, 2.05% for Class B, 2.05% for Class C, 0.95% for Class I and 1.45% for Class R1. Accordingly, the expense reductions or reimbursements related to this agreement were $30,259, $7,794, $10,843, $7,891 and $8,071 for Class A, Class B, Class C, Class I and Class R1, respectively for the period ended August 31, 2008. The expense reimbursements and limits will continue in effect until June 30, 2009 and thereafter until terminated by the Adviser on notice to the Trust.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the period ended August 31, 2008, were $1,186 with an annual effective rate of 0.01% of the Fund’s average daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, the Fund has also adopted a Service Plan for Class R1 shares. Under the Service Plan, the Fund may pay up to 0.25% of Class R1 average daily net asset value for certain other services. There were no Service Plan fees incurred for the period ended August 31, 2008.

Class A shares are assessed up-front sales charges. During the period ended August 31, 2008, the Distributor received net up-front sales charges of $1,834 with regard to sales of Class A

Semiannual report | U.S. Core Fund	33

shares. Of this amount, $266 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,547 was paid as sales commissions to unrelated broker-dealers and $21 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2008, CDSCs received by the Distributor amounted to $637 for Class B shares and $453 for Class C shares.

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $16.50 for each Class A, Class B, Class C and Class R1 shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the period ended August 31, 2008.

In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R1 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. For the period ended August 31, 2008, the transfer agent fees reductions for Class R1 were $39.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended August 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $16 for transfer agent credits earned.

Class level expenses including the allocation of the transfer agent fees for the period ended August 31, 2008, were as follows:

	Distribution and	Transfer		Printing and
Share class	service fees	agent fees	Blue sky fees	postage fees

Class A	$26,221	$6,130	$7,398	$4,162
Class B	1,234	249	7,291	78
Class C	11,358	910	7,291	799
Class I	—	51	7,528	54
Class R1	259	65	7,846	74
Total	$39,072	$7,405	$37,354	$5,167

34	U.S. Core Fund | Semiannual report

The Adviser and other affiliates of John Hancock USA owned 777,709, 5,359 and 5,319 shares of beneficial interest of Class A, Class I and Class R1, respectively, on August 31, 2008.

Note 4
Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

Note 5
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended February 29, 2008, and the period ended August 31, 2008, along with the corresponding dollar value:

		Year ended 2-29-08	Period ended 8-31-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	106,396	$2,395,336	14,289	$276,396
Distributions reinvested	43,986	939,554	—	—
Repurchased	(117,140)	(2,611,267)	(33,761)	(655,758)
Net increase (decrease)	33,242	$723,623	(19,472)	($379,362)

Class B shares

Sold	5,003	$110,340	1,269	$24,810
Distributions reinvested	640	13,671	—	—
Repurchased	(1,099)	(25,142)	(6,484)	(124,958)
Net increase (decrease)	4,544	$98,869	(5,215)	($100,148)

Class C shares

Sold	31,279	$715,779	672	$12,655
Distributions reinvested	7,433	158,760	—	—
Repurchased	(19,244)	(404,858)	(106,020)	(2,051,811)
Net increase (decrease)	19,468	$469,681	(105,348)	($2,039,156)

Class I shares

Sold	14,516	$326,350	1,367	$25,800
Distributions reinvested	1,116	23,848	—	—
Repurchased	(12,136)	(253,563)	(2,959)	(57,259)
Net increase (decrease)	3,496	$96,635	(1,592)	($31,459)

Class R1 shares

Distributions reinvested	257	5,478	—	—
Net increase	257	$5,478	—	—

Net increase (decrease)	61,007	$1,394,286	(131,627)	($2,550,125)

1Semiannual period from 3-1-08 to 8-31-08. Unaudited..

Note 6
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2008, aggregated $5,206,478 and $7,184,993, respectively.

Semiannual report | U.S. Core Fund	35

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock U.S.
Core Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Grantham, Mayo, Van Otterloo & Co. LLC (the Subadviser) for the John Hancock U.S. Core Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data. Data covered the period since the Fund’s inception through December 31, 2007;

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group;

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser;

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund;

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale;

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department;

(vii) the background and experience of senior management and investment professionals; and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors

36	U.S. Core Fund | Semiannual report

considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than two full years of operational history, and considered the performance results for the Fund since its inception through December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark indexes. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance was lower than the performance of the Category and Peer Group medians, and its benchmark indexes, the Standard & Poor’s 500 Index and the Russell 1000 TR Index, over the 1-year period. The Adviser discussed its plans with respect to the Fund. The Board recognized the short operational history of the Fund and indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and not appreciably higher than the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was higher than the median of the Peer Group and Category. The Board also noted that the Fund’s Net Expense Ratio was higher than the median of the Category but not appreciably higher than the Peer Group.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s expenses and overall plans to improve performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory

Semiannual report | U.S. Core Fund	37

Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

38	U.S. Core Fund | Semiannual report

More information

Trustees	Investment adviser
James F. Carlin, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Charles L. Ladner*	Grantham, Mayo, Van Otterloo & Co. LLC
Stanley Martin*
Dr. John A. Moore*	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Steven R. Pruchansky
Gregory A. Russo*	Custodian
*Members of the Audit Committee	State Street Bank & Trust Company
†Non-Independent Trustee
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:

Regular mail	Express mail
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

Semiannual report | U.S. Core Fund	39

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Core Fund.	650SA 8/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/08

A look at performance

For the periods ended August 31, 2008

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A1,2	9-16-05	–18.58	—	—	5.27	–12.48	–18.58	—	—	16.40

B	6-12-06	–18.79	—	—	2.87	–12.76	–18.79	—	—	6.50

C	6-12-06	–15.68	—	—	4.15	–9 .11	–15.68	—	—	9.48

I3	6-12-06	–13.88	—	—	5.35	–7.63	–13.88	—	—	12.31

R1[3]	6-12-06	–14.24	—	—	4.73	–7.88	–14.24	—	—	10.84

1[3]	11-6-06	–13.86	—	—	–0.21	–7.62	–13.86	—	—	–0.38

NAV[3]	8-29-06	–13.80	—	—	1.58	–7.60	–13.80	—	—	3.19

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R1, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2009. The net expenses are as follows: Class A — 1.65%, Class B — 2.40%, Class C —2.40%, Class I — 1.18%, Class R1 — 1.70%, Class 1 — 1.14%, Class NAV — 1.08%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A —1.68%, Class B — 2.48%, Class C — 2.49%, Class I — 2.34%, Class R1 — 13.85%, Class 1 — 1.16%, Class NAV — 1.11%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 Effective June 12, 2006, shareholders of the former GMO International Disciplined Equity Fund (the Predecessor Fund ) became owners of that number of full and fractional shares of John Hancock International Core Fund Class A. Additionally, the accounting and performance history of the former GMO International Disciplined Equity Fund was redesignated as that of John Hancock International Core Fund Class A.

2 Class A performance linked back to the Predecessor Fund.

3 For certain types of investors as described in the Fund’s Class I, Class R1, Class 1 and Class NAV share prospectuses.

6	International Core Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in International Core Fund Class A1 shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI EAFE Net Total Return Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$10,948	$10,650	$11,006

C3	6-12-06	10,948	10,948	11,006

I4	6-12-06	11,231	11,231	11,006

R1[4]	6-12-06	11,084	11,084	11,006

1[4]	11-6-06	9,962	9,962	9,785

NAV[4]	8-29-06	10,319	10,319	10,239

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class 1 and Class NAV shares, respectively, as of August 31, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Net Total Return Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of June 2007, the MSCI EAFE Index consisted of the following 21 developed market country indices Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Returns are calculated and presented net of withholding tax.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 Class A performance linked back to the Predecessor Fund.

2 NAV represents net asset value and POP represents public offering price.

3 No contingent deferred sales charge applicable.

4 For certain types of investors as described in the Fund’s Class I, Class R1, Class 1 and Class NAV share prospectuses.

Semiannual report | International Core Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2008, with the same investment held until August 31, 2008.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$921.40	$8.18

Class B	1,000.00	918.30	11.60

Class C	1,000.00	918.10	11.60

Class I	1,000.00	923.70	5.72

Class R1	1,000.00	921.20	8.23

Class 1	1,000.00	923.80	5.58

Class NAV	1,000.00	924.00	5.24

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Core Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2008, with the same investment held until August 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$1,016.70	$8.59

Class B	1,000.00	1,013.10	12.18

Class C	1,000.00	1,013.10	12.18

Class I	1,000.00	1,019.30	6.01

Class R1	1,000.00	1,016.60	8.64

Class 1	1,000.00	1,019.40	5.85

Class NAV	1,000.00	1,019.80	5.50

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.69%, 2.40%, 2.40%, 1.18%, 1.70, 1.15% and 1.08% for Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year/365 (to reflect the one-half year period).

Semiannual report | International Core Fund	9

Portfolio summary

Top 10 holdings[1]

GlaxoSmithKline PLC	4.6%	AstraZeneca Group PLC	1.8%

Total SA	3.5%	BG Group PLC	1.8%

Sanofi-Aventis SA	2.9%	Vodafone Group PLC	1.7%

Novartis AG	2.8%	Royal Bank of Scotland Group PLC	1.6%

Eni SpA	2.6%	Honda Motor Company, Ltd.	1.5%

Sector distribution[1,2]

Consumer Non-cyclical	22%	Communications	8%

Energy	13%	Industrial	7%

Financial	13%	Utilities	5%

Consumer Cyclical	12%	Technology	3%

Basic Materials	10%	Short-term Investments & Other	7%

1 As a percentage of net assets on August 31, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

10	International Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-08 (unaudited)

This schedule is divided into five main categories: common stocks, preferred stocks, rights, short-term investments and repurchase agreements. Common stocks and preferred stocks are further broken down by country. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 93.67%		$1,146,699,740

(Cost $1,238,814,211)

Australia 3.53%		43,243,440

Australia and New Zealand Banking Group, Ltd.	178,489	2,513,413

BHP Billiton, Ltd.	70,741	2,484,549

Bluescope Steel, Ltd.	240,047	1,887,498

CSL, Ltd.	95,596	3,336,327

Fortescue Metals Group, Ltd. *	223,556	1,452,368

Foster’s Group, Ltd.	318,706	1,521,128

Incitec Pivot, Ltd.	12,911	1,756,452

Leighton Holdings, Ltd.	23,910	943,531

Macquarie Infrastructure Group, Ltd.	312,479	582,333

Mirvac Group, Ltd.	548,870	1,346,662

Newcrest Mining, Ltd. *	27,750	650,752

Origin Energy, Ltd.	51,864	715,460

Rio Tinto, Ltd.	9,365	1,015,384

Stockland Company, Ltd.	690,164	3,088,699

Suncorp-Metway, Ltd.	282,809	2,745,775

TABCORP Holdings, Ltd.	208,101	1,520,181

Telstra Corp., Ltd.	973,827	3,614,925

Westpac Banking Corp., Ltd.	66,993	1,338,836

Woodside Petroleum, Ltd.	149,857	8,049,253

Woolworths, Ltd.	111,004	2,679,914

Austria 0.15%		1,771,119

OMV AG	27,645	1,771,119

Belgium 0.91%		11,154,240

Belgacom SA	22,881	911,101

Colruyt SA	4,465	1,217,338

Dexia SA	221,329	3,127,909

Fortis Group SA	286,314	3,964,374

Solvay SA	10,153	1,243,083

UCB SA	17,656	690,435

Canada 3.78%		46,267,396

Agrium, Inc.	31,300	2,647,441

Bank Nova Scotia Halifax	24,100	1,113,303

See notes to financial statements

Semiannual report | International Core Fund	11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Canada (continued)

Bank of Montreal	102,900	$4,509,264

BCE, Inc.	22,888	867,192

Canadian Imperial Bank of Commerce	13,800	834,005

Canadian Natural Resources, Ltd.	29,437	2,512,874

Canadian Pacific Railway, Ltd.	32,500	1,982,812

EnCana Corp.	16,697	1,255,027

Fording Canadian Coal Trust	16,200	1,441,034

IGM Financial, Inc. *	17,900	748,334

Magna International, Inc.	28,100	1,613,805

National Bank of Canada *	76,765	3,616,298

Penn West Energy Trust	33,700	989,291

Petro-Canada	21,700	959,517

Potash Corp. of Saskatchewan, Inc.	74,800	13,015,679

Research In Motion, Ltd. *	44,100	5,373,156

Sun Life Financial, Inc.	72,300	2,788,364

Denmark 0.91%		11,156,133

FLS Industries AS, B Shares	8,350	669,482

Novo Nordisk AS	93,300	5,208,178

Vestas Wind Systems AS *	38,900	5,278,473

Finland 2.32%		28,441,939

Fortum Corp. Oyj	71,965	2,953,860

Kone Corp. Oyj	15,214	471,201

Neste Oil Oyj	75,507	1,800,456

Nokia AB Oyj	581,239	14,552,695

Nokian Renkaat Oyj	13,114	467,024

Outokumpu Oyj	84,541	2,024,396

Rautaruukki Oyj *	25,437	862,794

Sampo Oyj, A Shares	187,920	4,727,577

TietoEnator Oyj	29,639	581,936

France 11.94%		146,205,502

Air France KLM	36,910	888,017

Air Liquide	27,398	3,327,780

Alstom	44,104	4,480,177

BNP Paribas SA	130,708	11,725,176

Cap Gemini SA	17,309	1,021,930

Casino Guich-Perrachon SA	31,584	3,095,035

Compagnie de Saint-Gobain SA	17,325	1,058,487

Dassault Systemes SA	19,477	1,177,141

Eramet	1,343	735,385

Essilor International SA	37,411	1,990,178

France Telecom SA	233,569	6,886,774

Gaz de France	143,368	8,253,304

Hermes International SA	27,512	3,907,076

Lafarge SA	6,769	816,599

See notes to financial statements

12	International Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

France (continued)

L’Oreal SA	19,890	$1,974,272

Pernod-Ricard SA	14	1,309

PSA Peugeot Citroen SA	33,911	1,611,163

Renault Regie Nationale SA	40,489	3,380,960

Sanofi-Aventis SA	491,884	34,896,976

Societe Generale	68,290	6,587,425

Suez Environnement SA *	16,661	478,585

Technip SA	10,155	833,419

Total SA	590,358	42,409,034

UbiSoft Entertainment SA *	15,760	1,470,088

Unibail-Rodamco, REIT	4,033	837,373

Vallourec SA	8,490	2,361,839

Germany 5.89%		72,119,229

Adidas-Salomon AG	60,788	3,558,673

Aixtron AG	68,997	725,264

Altana AG	41,796	666,751

BASF AG	68,954	3,978,238

Bayerische Motoren Werke (BMW) AG	72,419	2,962,686

Beiersdorf AG	17,815	1,034,713

Bilfinger Berger AG	14,308	1,006,114

Demag Cranes AG	6,586	358,635

Deutsche Boerse AG	31,890	3,012,790

Deutsche Post AG	30,998	725,974

E.ON AG	185,556	10,836,411

Gildemeister AG	32,706	787,938

Hannover Rueckversicherung AG	38,579	1,646,062

Heidelberger Druckmaschinen AG	38,403	785,626

K&S AG	51,776	6,248,717

Kloeckner & Company AG	22,967	915,597

Linde AG	18,815	2,366,631

Merck KGAA *	7,433	851,711

Norddeutsche Affinerie AG	46,094	2,133,490

Puma AG	2,764	868,306

Q-Cells AG *	23,417	2,358,781

RWE AG	17,998	1,941,502

Salzgitter AG	28,366	4,347,819

SAP AG	114,806	6,432,534

SGL Carbon AG *	32,494	1,950,099

Stada Arzneimittel AG	8,420	458,546

Suedzucker AG	45,857	777,284

Thyssen Krupp AG	28,644	1,429,071

Volkswagen AG	18,391	5,492,153

Wacker Chemie AG	7,952	1,461,113

See notes to financial statements

Semiannual report | International Core Fund	13

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Greece 0.19%		$2,281,166

Coca-Cola Hellenic Bottling Company SA	30,184	743,368

Marfin Financial Group SA Holdings *	63,634	401,774

OPAP SA	32,439	1,136,024

Hong Kong 1.86%		22,778,734

CLP Holdings, Ltd. (a)	1,013,699	8,223,586

Esprit Holdings, Ltd.	164,700	1,359,642

Hang Seng Bank, Ltd.	121,800	2,402,295

Hong Kong & China Gas Company, Ltd. (a)	740,300	1,660,992

Hong Kong Electric Holdings, Ltd. (a)	847,854	5,383,229

Noble Group, Ltd.	571,633	772,395

Sun Hung Kai Properties, Ltd.	151,000	2,058,952

Yue Yuen Industrial Holdings, Ltd.	331,218	917,643

Ireland 0.39%		4,709,489

Bank of Ireland	104,307	836,134

CRH PLC	115,628	3,016,256

Kerry Group PLC	31,605	857,099

Italy 3.19%		39,052,398

Banco Popolare Societa Cooperativa	48,087	915,989

Eni SpA	962,830	31,231,601

Italcementi SpA, RNC	33,795	387,237

Luxottica Group SpA	42,787	1,073,676

Mediaset SpA	256,795	1,864,417

Snam Rete Gas SpA	187,746	1,172,860

Telecom Italia SpA	1,187,436	1,505,051

Terna SpA	224,383	901,567

Japan 21.50%		263,227,958

Acom Company, Ltd.	37,880	1,055,033

Aisin Seiki Company	29,400	773,989

Alps Electric Company, Ltd.	66,546	601,443

Asahi Breweries, Ltd.	111,400	2,063,438

Astellas Pharmaceuticals, Inc.	67,600	3,044,824

Canon, Inc.	117,700	5,278,109

Capcom Company, Ltd.	11,900	363,774

Cosmo Oil Company, Ltd.	387,000	1,130,319

CyberAgent, Inc. *	929	887,661

Dai Nippon Printing Company, Ltd.	52,000	734,162

Daiei, Inc. *	43,600	344,663

Daiichi Sankyo Company, Ltd.	210,053	6,319,430

Daikin Industries, Ltd.	59,900	2,019,134

Dena Company, Ltd.	225	1,097,748

Denso Corp.	39,400	1,021,385

Eisai Company, Ltd.	69,080	2,747,235

Familymart Company, Ltd.	25,500	1,032,823

Fanuc, Ltd.	39,800	2,961,056

See notes to financial statements

14	International Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Japan (continued)

Fast Retailing Company, Ltd.	40,600	$4,098,003

Fuji Heavy Industries, Ltd.	313,116	1,789,961

Fujitsu, Ltd.	131,000	905,454

GS Yuasa Corp. (a)	93,000	475,553

Hanwa Company, Ltd.	111,000	496,397

Haseko Corp.	601,000	610,005

Hirose Electric Company, Ltd.	9,500	921,433

Hitachi, Ltd.	356,000	2,621,920

Hokkaido Electric Power Company, Inc.	81,599	1,823,357

Honda Motor Company, Ltd.	567,912	18,444,446

Hoya Corp.	112,900	2,301,480

Inpex Holdings, Inc.	303	3,299,418

Itochu Corp.	278,047	2,236,824

Japan Real Estate Investment Corp., REIT	45	419,706

JFE Holdings, Inc.	83,500	3,528,707

JGC Corp.	29,000	555,330

Kao Corp.	193,050	5,465,823

Kawasaki Kisen Kaisha, Ltd.	326,000	2,311,255

Keyence Corp.	14,000	2,831,929

Kirin Brewery Company, Ltd.	75,000	1,122,139

Konami Corp.	47,223	1,442,047

Konica Minolta Holdings, Inc.	94,500	1,302,475

Kyocera Corp.	10,600	888,388

Kyushu Electric Power Company, Inc.	80,580	1,774,346

Marubeni Corp.	231,824	1,434,382

Matsushita Electric Industrial Company, Ltd.	338,000	6,947,196

Mazda Motor Corp.	335,000	1,783,148

Millea Holdings, Inc.	27,100	919,156

Mitsubishi Corp.	275,895	7,578,581

Mitsubishi Electric Corp.	169,000	1,433,271

Mitsui & Company, Ltd.	52,560	896,113

Mitsui Mining & Smelting Company, Ltd.	427,000	1,137,736

Mitsui O.S.K. Lines, Ltd.	138,000	1,635,586

Murata Manufacturing Company, Ltd.	41,200	1,810,403

NEC Corp.	127,000	585,273

Nidec Corp.	21,500	1,445,181

Nikon Corp.	62,000	2,012,281

Nintendo Company, Ltd.	20,200	9,483,084

Nippon Denko Company, Ltd.	130,000	1,118,780

Nippon Electric Glass Company, Ltd.	57,000	760,322

Nippon Mining Holdings, Inc.	592,000	3,288,316

Nippon Oil Corp.	747,000	4,658,968

Nippon Telegraph & Telephone Corp.	1,440	7,079,242

Nippon Yakin Kogyo Company, Ltd.	127,500	627,748

See notes to financial statements

Semiannual report | International Core Fund	15

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Japan (continued)

Nippon Yusen Kabushiki Kaisha	463,000	$3,694,856

Nissan Motor Company, Ltd.	1,160,400	8,814,499

Nissha Printing Company, Ltd.	7,500	405,056

Nisshinbo Industries, Inc.	34,000	374,345

Nitto Denko Corp.	35,300	1,059,613

Nomura Research Institute, Ltd.	37,400	848,664

NTT DoCoMo, Inc.	5,330	8,400,176

Ono Pharmaceutical Company, Ltd.	16,700	874,461

Orix Corp.	6,370	776,007

Osaka Gas Company, Ltd.	1,601,120	5,825,413

Resona Holdings, Inc.	1,912	2,225,402

Ricoh Company, Ltd.	131,000	2,162,366

Rohm Company, Ltd.	22,500	1,295,393

Ryohin Keikaku Company, Ltd.	14,700	788,781

SANKYO Company, Ltd.	40,500	1,917,615

SBI Holdings, Inc.	5,832	1,045,825

Secom Company, Ltd.	29,000	1,335,916

SEGA SAMMY HOLDINGS, Inc.	240,200	2,278,279

Seven & I Holdings Company, Ltd.	383,700	11,176,238

Sharp Corp.	47,000	597,983

Shin-Etsu Chemical Company, Ltd.	141,500	7,871,666

Shiseido Company, Ltd.	65,000	1,521,893

Showa Shell Sekiyu K.K.	146,100	1,651,672

Sojitz Holdings Corp.	1,008,300	2,876,947

Sumco Corp.	114,900	2,276,237

Sumitomo Chemical Company, Ltd.	167,000	1,024,730

Sumitomo Electric Industries, Ltd.	62,700	719,518

Sumitomo Metal Industries, Ltd.	555,000	2,451,741

T&D Holdings, Inc.	10,750	564,065

Taisho Pharmaceuticals Company, Ltd.	40,790	865,216

Takeda Pharmaceutical Company, Ltd.	235,689	12,312,459

Takefuji Corp. (a)	87,460	1,158,418

TDK Corp.	33,000	1,911,674

Terumo Corp.	60,500	3,365,754

The Japan Steel Works, Ltd.	153,000	2,634,956

Tokyo Gas Company, Ltd.	431,397	1,799,905

Tokyo Steel Manufacturing Company, Ltd.	98,400	1,038,933

TonenGeneral Sekiyu K.K.	111,133	894,190

Toyo Engineering Corp.	49,000	255,419

Toyota Motor Corp.	51,600	2,302,309

Trend Micro, Inc.	23,000	778,397

UNY Company, Ltd.	132,000	1,455,166

Yahoo Japan Corp.	6,712	2,572,378

Yamada Denki Company, Ltd.	17,400	1,250,038

See notes to financial statements

16	International Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Luxembourg 0.86%		$10,560,955

ArcelorMittal	134,617	10,560,955

Netherlands 3.24%		39,672,126

Aegon NV	573,262	6,753,036

DSM NV	54,912	3,160,441

Heineken NV (a)	109,548	5,135,925

ING Groep NV	569,271	17,735,251

Reed Elsevier NV	162,307	2,713,787

Royal Dutch Shell PLC, A Shares	75,539	2,628,847

TNT Post Group NV	41,415	1,544,839

New Zealand 0.07%		787,323

Telecom Corp. of New Zealand, Ltd.	343,984	787,323

Norway 0.69%		8,484,714

Den Norske Bank ASA	89,900	1,042,260

Statoil ASA	164,868	5,057,394

Yara International ASA	38,520	2,385,060

Singapore 1.87%		22,909,395

Cosco Corp. Singapore, Ltd.	403,600	645,097

DBS Group Holdings, Ltd.	66,000	834,536

Neptune Orient Lines, Ltd.	531,488	837,599

Oversea-Chinese Banking Corp., Ltd.	273,000	1,547,035

SembCorp Industries, Ltd.	364,802	1,058,927

SembCorp Marine, Ltd.	1,064,573	2,821,552

Singapore Exchange, Ltd.	327,000	1,443,974

Singapore Press Holdings, Ltd. (a)	856,000	2,476,118

Singapore Telecommunications, Ltd. (a)	3,264,350	8,056,636

United Overseas Bank, Ltd.	144,000	1,916,679

Wilmar International, Ltd.	480,000	1,271,242

Spain 1.61%		19,732,973

Gas Natural SDG SA	36,658	1,698,297

Iberdrola SA	147,168	1,773,277

Industria de Diseno Textil SA	51,069	2,375,055

Repsol YPF SA	215,399	6,662,391

Telefonica SA	292,367	7,223,953

Sweden 1.02%		12,490,619

Hennes & Mauritz AB, B shares	90,550	4,487,267

Investor AB, B shares	193,600	4,076,210

SKF AB, B Shares	106,400	1,611,346

Svenska Handelsbanken AB, Series A	61,700	1,484,601

Swedbank AB, A shares	47,300	831,195

Switzerland 6.54%		80,063,202

ABB, Ltd. *	204,186	5,008,216

Ciba Specialty Chemicals AG	35,267	868,658

Compagnie Financiere Richemont AG, Series A *	46,734	2,719,212

See notes to financial statements

Semiannual report | International Core Fund	17

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Switzerland (continued)

Lonza Group AG	5,144	$726,159

Nestle SA	352,124	15,514,438

Novartis AG	623,626	34,741,282

Roche Holdings AG Genusschein	38,065	6,405,515

Swatch Group AG, BR shares	8,117	1,907,740

Syngenta AG	21,325	5,721,697

Synthes AG	18,228	2,522,375

UBS AG *	180,709	3,927,910

United Kingdom 21.21%		259,589,690

3i Group PLC	319,335	5,336,082

Alliance & Leicester PLC	87,787	520,599

AMEC PLC	165,059	2,531,876

Anglo American PLC	18,514	984,125

Associated British Foods PLC	56,531	829,345

AstraZeneca Group PLC	459,595	22,406,132

BAE Systems PLC	151,118	1,318,899

Barclays PLC	1,076,650	6,889,356

BG Group PLC	1,004,273	22,276,122

BHP Billiton PLC	31,970	995,735

British American Tobacco PLC	164,944	5,572,498

British Energy Group PLC	123,731	1,652,320

Cadbury PLC	170,762	1,959,690

Capita Group PLC	164,802	2,120,379

Cobham PLC	175,094	731,910

Compass Group PLC	281,548	1,873,673

Diageo PLC	287,551	5,310,761

Dixons Group PLC	1,544,146	1,387,514

Drax Group PLC	91,343	1,238,958

Game Group PLC	78,972	387,557

GlaxoSmithKline PLC	2,405,581	56,605,350

HBOS PLC	1,259,156	7,207,354

Home Retail Group	509,085	2,343,813

Imperial Tobacco Group PLC	60,886	2,007,465

Kingfisher PLC	471,000	1,137,701

Ladbrokes PLC	286,950	1,179,403

London Stock Exchange Group PLC	28,971	416,323

Man Group PLC, ADR	91,897	946,959

Next Group PLC	94,322	1,819,969

Old Mutual PLC	577,705	1,021,723

Reckitt Benckiser PLC	70,788	3,578,646

Reed Elsevier PLC	134,335	1,535,320

Rio Tinto PLC	188,169	17,862,654

Royal Bank of Scotland Group PLC	4,682,788	19,916,251

Royal Dutch Shell PLC, A Shares	378,868	13,240,398

See notes to financial statements

18	International Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

United Kingdom (continued)

Royal Dutch Shell PLC, B Shares	52,074	$1,790,643

Scottish & Southern Energy PLC	111,710	2,942,368

Signet Group PLC	876,797	1,001,045

Smith & Nephew PLC	195,874	2,350,570

Taylor Woodrow PLC	819,046	804,972

Tesco PLC	266,920	1,850,121

The Sage Group PLC	326,548	1,245,059

Trinity Mirror PLC	121,182	236,732

Tullow Oil PLC	107,851	1,616,551

United Utilities Group PLC *	106,037	1,379,697

Vedanta Resources PLC	37,449	1,236,487

Vodafone Group PLC	8,189,261	20,928,010

William Hill PLC	142,345	732,251

Wolseley PLC	219,585	1,771,749

Xstrata PLC	45,927	2,560,575

Preferred stocks 0.29%		$3,580,528

(Cost $2,026,341)

Germany 0.29%		3,580,528

Bayerische Motoren Werke (BMW) AG (f)	9,567	327,284

Volkswagen AG (f)	21,123	3,253,244

Rights 0.00%		$16,367

(Cost $0)

Leighton Holdings, Ltd. (Expiration Date 9-11-08,
Strike Price AUD 35.35)	1,708	16,367

	Principal
	amount

Short term investments 2.14%		$26,187,653

(Cost $26,187,653)

John Hancock Cash Investment Trust, 2.5657% (c)(g)	$26,187,653	26,187,653

Repurchase agreements 4.62%		$56,567,000

(Cost $56,567,000)

Repurchase Agreement with State Street Corp. dated 8-29-08
at 1.70% to be repurchased at $56,577,685 on 9-02-08,
collateralized by $57,415,000 Federal Home Loan Bank,
3.00% due 06/30/2009 (valued at $57,702,075, including interest)	$56,567,000	56,567,000

Total investments (Cost $1,323,595,205)† 100.72%		$1,233,051,288

Liabilities in excess of other assets (0.72%)		($8,775,556)

Total net assets 100.00%		$1,224,275,732

See notes to financial statements

Semiannual report | International Core Fund	19

F I N A N C I A L   S T A T E M E N T S

Notes to Schedule of Investments

Percentages are stated as a percent of net assets.

The portfolio had the following five top industry concentrations as of August 31, 2008 (as a percentage of total net assets):

Pharmaceuticals	10.44%
International oil	8.58%
Banking	6.45%
Telecommunications equipment & services	5.92%
Drugs & health care	5.66%

ADR American Depositary Receipts

PLC Public Limited Company

REIT Real Estate Investment Trust

SBI Shares Beneficial Interest

* Non-Income Producing.

(a) All or a portion of this security was out on loan.

(c) The investment is an affiliate of the Fund, the adviser and/or subadviser.

(f) Variable Rate Preferred .

(g) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.

† At August 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $1,325,754,600. Net unrealized depreciation aggregated $92,703,312, of which $68,401,382 related to appreciated investment securities and $161,104,694 related to depreciated investment securities.

The following is a summary of open futures contracts at August 31, 2008:

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	AMOUNT	(DEPRECIATION)

S&P/MIB 30 Index Futures	13	Long	Sep 2008	1,874,145	$12,017

EOE Dutch Stock Index Futures	9	Long	Sep 2008	742,770	14,570

FTSE 100 Index Futures	46	Long	Sep 2008	2,598,310	159,449

Hang Seng Stock Index Futures	4	Long	Sep 2008	4,252,000	12,286

DAX Index Futures	176	Long	Sep 2008	28,320,600	(2,566,647)

OMX Stock Index Futures	41	Long	Sep 2008	3,568,025	3,841

MSCI Singapore Index Futures	149	Long	Sep 2008	10,117,100	104,119

CAC 4010 Euro Index Futures	106	Long	Sep 2008	4,754,100	66,225

Topix Index Futures	303	Long	Sep 2008	3,804,165,000	(2,311,891)

IBEX 35 Index Futures	90	Short	Sep 2008	10,553,850	248,686

S&P/Canada 60 Index Futures	87	Short	Sep 2008	14,311,500	1,164,216

SPI 200 Index Futures	136	Short	Sep 2008	17,489,600	252,821

Total					($2,840,308)

See notes to financial statements

20	International Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Open forward foreign currency contracts as of August 31, 2008, were as follows:

			UNREALIZED
	PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Buys
Euro	7,300,000	Nov 2008	($82,379)
Japanese Yen	1,886,140,000	Nov 2008	215,075
Japanese Yen	1,886,140,000	Nov 2008	210,745
Japanese Yen	1,886,140,000	Nov 2008	223,100
Japanese Yen	1,886,140,000	Nov 2008	215,765
New Zealand Dollar	2,382,619	Nov 2008	(29,937)
New Zealand Dollar	2,382,619	Nov 2008	(27,116)
New Zealand Dollar	2,454,819	Nov 2008	(30,147)
Pound Sterling	5,047,705	Nov 2008	(620,569)
Swedish Krona	102,755,389	Nov 2008	(208,502)
Swedish Krona	102,755,389	Nov 2008	(240,017)
Swedish Krona	102,755,389	Nov 2008	(237,170)
Swedish Krona	102,755,389	Nov 2008	(221,958)
Swiss Franc	28,040,186	Nov 2008	(41,301)
Swiss Franc	34,162,186	Nov 2008	(74,259)
Swiss Franc	28,889,888	Nov 2008	(42,313)
Total			($990,983)

Sells
Australian Dollar	12,344,630	Nov 2008	179,882
Australian Dollar	12,713,404	Nov 2008	180,026
Australian Dollar	12,348,207	Nov 2008	183,459
Canadian Dollar	8,778,697	Nov 2008	22,991
Canadian Dollar	8,525,560	Nov 2008	27,374
Canadian Dollar	8,520,573	Nov 2008	22,387
Danish Kroner	2,104,559	Nov 2008	2,095
Danish Kroner	3,769,276	Nov 2008	177,134
Danish Kroner	2,044,630	Nov 2008	4,003
Danish Kroner	2,043,851	Nov 2008	3,224
Euro	10,498,291	Nov 2008	11,900
Euro	10,199,322	Nov 2008	21,354
Euro	10,187,999	Nov 2008	10,031
Norwegian Krone	2,107,658	Nov 2008	4,463
Norwegian Krone	2,165,928	Nov 2008	(1,000)
Norwegian Krone	2,105,169	Nov 2008	1,974
Pound Sterling	26,037,766	Nov 2008	569,588
Pound Sterling	26,052,467	Nov 2008	584,289
Pound Sterling	26,849,959	Nov 2008	610,017
			$2,615,191

See notes to financial statements

Semiannual report | International Core Fund	21

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $1,297,407,552) including $24,940,622
of securities loaned (Note 2)	$1,206,863,635
Investments in affiliated issuers, at value (Cost $26,187,653) (Note 2)	26,187,653

Total investments, at value (Cost $1,323,595,205)	1,233,051,288
Cash	238
Foreign currency, at value (Cost $952,945)	946,484
Cash collateral at broker for futures contracts	12,200,000
Receivable for forward foreign currency exchange contracts (Note 2)	2,615,191
Receivable for fund shares sold	140,348
Receivable for futures variation margin	855,502
Dividends and interest receivable	3,243,303
Receivable from security lending income	157,889
Other assets	42,650

Total assets	1,253,252,893

Liabilities

Payable for forward foreign currency exchange contracts (Note 2)	990,983
Payable for fund shares repurchased	225,673
Payable for security lending income	110,518
Payable upon return of securities loaned (Note 2)	26,187,653
Payable to affiliates
Fund administration fees	17,813
Transfer agent fees	91,747
Distribution and service fees	435
Investment management fees	124,730
Trustees’ fees	63,543
Other payables and accrued expenses	1,164,066

Total liabilities	28,977,161

Net assets

Capital paid-in	$1,205,843,951
Undistributed net investment income	41,222,601
Accumulated undistributed net realized gain on investments,
futures contracts and foreign currency transactions	69,050,893
Net unrealized depreciation on investments, futures and translation of
assets and liabilities in foreign currencies	(91,841,713)

Net assets	$1,224,275,732

See notes to financial statements

22	International Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$114,081,838
Shares outstanding	3,169,590
Net asset value and redemption price per share	$35.99

Class B1
Net assets	$15,169,317
Shares outstanding	425,708
Net asset value and offering price	$35.63

Class C1
Net assets	$11,042,588
Shares outstanding	309,939
Net asset value and offering price	$35.63

Class I
Net assets	$1,525,302
Shares outstanding	42,126
Net asset value, offering price and redemption price per share	$36.21

Class R1
Net assets	$133,059
Shares outstanding	3,709
Net asset value, offering price and redemption price per share	$35.87

Class 1
Net assets	$64,502,759
Shares outstanding	1,780,249
Net asset value, offering price and redemption price per share	$36.23

Class NAV
Net assets	$1,017,820,869
Shares outstanding	28,089,581
Net asset value, offering price and redemption price per share	$36.23

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$37.88

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | International Core Fund	23

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period 8-31-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$36,523,335
Interest	693,355
Securities lending	813,870
Income from affiliated issuers	285,577
Less foreign taxes withheld	(3,225,608)

Total investment income	35,090,529

Expenses

Investment management fees (Note 3)	6,490,775
Distribution and service fees (Note 3)	371,333
Transfer agent fees (Note 3)	204,595
Blue sky fees (Note 3)	43,790
Fund administration fees (Note 3)	79,392
Audit and legal fees	199,220
Printing and postage fees (Note 3)	36,850
Custodian fees	972,817
Trustees’ fees (Note 3)	94,685
Registration and filing fees	82,522
Miscellaneous	12,156

Total expenses	8,588,135
Less expense reductions (Note 3)	(33,552)
Transfer agent credits (Note 3)	(1,159)

Net expenses	8,553,424

Net investment income	26,537,105

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	57,020,762
Futures contracts	(18,380,926)
Foreign currency transactions	(398,587)
38,241,249
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(152,776,634)
Futures contracts	10,875,315
Translation of assets and liabilities in foreign currencies	(4,217,306)

(146,118,625)

Net realized and unrealized gain (loss)	(107,877,376)

Decrease in net assets from operations	($81,340,271)

1 Semiannual period from 3-1-08 to 8-31-08.

See notes to financial statements

24	International Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	2-29-08	8-31-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$31,797,681	$26,537,105
Net realized gain	159,866,565	38,241,249
Change in net unrealized appreciation (depreciation)	(210,972,387)	(146,118,625)

Increase (decrease) in net assets resulting from operations	(19,308,141)	(81,340,271)

Distributions to shareholders
From net investment income
Class A	(1,428,621)	—
Class B	(84,722)	—
Class C	(64,270)	—
Class I	(34,527)	—
Class R1	(1,255)	—
Class 1	(1,180,905)	—
Class NAV	(20,701,580)	—
From net realized gain
Class A	(12,052,892)	—
Class B	(1,960,810)	—
Class C	(1,487,649)	—
Class I	(206,228)	—
Class R1	(10,954)	—
Class 1	(6,868,892)	—
Class NAV	(116,609,468)	—

Total distributions	(162,692,773)	—

From Fund share transactions (Note 5)	495,364,086	(351,042,344)

Total increase (decrease)	313,363,172	(432,382,615)

Net assets

Beginning of period	1,343,295,175	1,656,658,347

End of period	$1,656,658,347	$1,224,275,732

Undistributed net investment income	$14,685,496	$41,222,601

1 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

See notes to financial statements

Semiannual report | International Core Fund	25

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-06[1]	2-28-07[2]	2-29-08	8-31-08[3]

Per share operating performance

Net asset value, beginning of period	$32.60	$36.26	$43.30	$39.06
Net investment income[4]	0.19	0.63	0.35	0.59
Net realized and unrealized gain
(loss) on investments	3.47	6.79	(0.35)	(3.66)
Total from investment operations	3.66	7.42	—	(3.07)
Less distributions
From net investment income	—	—	(0.45)	—
From net realized gain	—	(0.38)	(3.79)	—
Total distributions	—	(0.38)	(4.24)	—
Net asset value, end of period	$36.26	$43.30	$39.06	$35.99
Total return (%)[5,6]	11.23[7]	20.48[8]	(0.76)	(7.86)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$17	$12	$130	$114
Ratios (as a percentage of average net assets):
Expenses before reductions	2.22[9]	2.23	1.68	1.69[9]
Expenses net of fee waivers	0.55[9]	1.40	1.65	1.69[9]
Expenses net of all fee waivers and credits	0.55[9]	1.40	1.65	1.69[9]
Net investment income	1.23[9]	1.58	0.78	3.01[9]
Portfolio turnover (%)	22	37	50[10]	24

1 Class A shares began operations on 9-16-05.

2 Effective June 12, 2006, shareholders of the former GMO International Disciplined Equity Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock International Core Fund. Additionally, the accounting and performance history of the former GMO International Disciplined Equity Fund was redesignated as that of John Hancock International Core Fund Class A.

3 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

4 Based on the average of the shares outstanding.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Assumes dividend reinvestment and does not reflect the effect of sales charges.

8 Class A returns linked back to the Predecessor Fund.

9 Annualized.

10 Excludes merger activity.

See notes to financial statements

26	International Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$35.92	$43.08	$38.80
Net investment income[3]	(0.25)	— [4]	0.45
Net realized and unrealized gain
(loss) on investments	7.79	(0.33)	(3.62)
Total from investment operations	7.54	(0.33)	(3.17)
Less distributions
From net investment income	—	(0.16)	—
From net realized gain	(0.38)	(3.79)	—
Total distributions	(0.38)	(3.95)	—
Net asset value, end of period	$43.08	$38.80	$35.63
Total return (%)[5,6]	21.01[7]	(1.48)	(8.17)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$20	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	6.83[8]	2.48	2.53[8]
Expenses net of fee waivers	2.39[8]	2.41	2.40[8]
Expenses net of all fee waivers and credits	2.39[8]	2.40	2.40[8]
Net investment income (loss)	(0.84)[8]	— [9]	2.30[8]
Portfolio turnover (%)	37	50[10]	24

1 Class B shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Annualized.

9 Less than 0.01%.

10 Excludes merger activity.

See notes to financial statements

Semiannual report | International Core Fund	27

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$35.92	$43.09	$38.81
Net investment income (loss)[3]	(0.24)	0.13	0.45
Net realized and unrealized gain
(loss) on investments	7.79	(0.46)	(3.63)
Total from investment operations	7.55	(0.33)	(3.18)
Less distributions
From net investment income	—	(0.16)	—
From net realized gain	(0.38)	(3.79)	—
Total distributions	(0.38)	(3.95)	—
Net asset value, end of period	$43.09	$38.81	$35.63
Total return (%)[4,5]	21.04[6]	(1.48)	(8.19)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$15	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	3.72[7]	2.49	2.45[7]
Expenses net of fee waivers	2.39[7]	2.40	2.40[7]
Expenses net of all fee waivers and credits	2.39[7]	2.40	2.40[7]
Net investment income (loss)	(0.79)[7]	0.28	2.32[7]
Portfolio turnover (%)	37	50[8]	24

1 Class C shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Annualized.

8 Excludes merger activity.

See notes to financial statements

28	International Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$35.92	$43.43	$39.20
Net investment income[3]	0.16	0.55	0.69
Net realized and unrealized gain
(loss) on investments	7.73	(0.35)	(3.68)
Total from investment operations	7.89	0.20	(2.99)
Less distributions
From net investment income	—	(0.64)	—
From net realized gain	(0.38)	(3.79)	—
Total distributions	(0.38)	(4.43)	—
Net asset value, end of period	$43.43	$39.20	$36.21
Total return (%)[4,5]	21.99[6]	(0.33)	(7.63)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	— [7]	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	12.52[8]	2.34	2.18[8]
Expenses net of fee waivers	1.20[8]	1.18	1.18[8]
Expenses net of all fee waivers and credits	1.20[8]	1.18	1.18[8]
Net investment income	0.56[8]	1.24	3.49[8]
Portfolio turnover (%)	37	50[9]	24

1 Class I shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

9 Excludes merger activity.

See notes to financial statements

Semiannual report | International Core Fund	29

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08 [2]

Per share operating performance

Net asset value, beginning of period	$35.92	$43.19	$38.94
Net investment income (loss)[3]	(0.03)	0.66	0.58
Net realized and unrealized gain
(loss) on investments	7.68	(0.69)	(3.65)
Total from investment operations	7.65	(0.03)	(3.07)
Less distributions
From net investment income	—	(0.43)	—
From net realized gain	(0.38)	(3.79)	—
Total distributions	(0.38)	(4.22)	—
Net asset value, end of period	$43.19	$38.94	$35.87
Total return (%)[4,5]	21.32[6]	(0.82)	(7.88)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	— [7]	— [7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	20.40[8]	13.85	12.89[8]
Expenses net of fee waivers	1.94[8]	1.70	1.70[8]
Expenses net of all fee waivers and credits	1.94[8]	1.70	1.70[8]
Net investment income (loss)	(0.10)[8]	1.48	2.94[8]
Portfolio turnover (%)	37	50[9]	24

1 Class R1 shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

9 Excludes merger activity.

See notes to financial statements

30	International Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$40.56	$43.43	$39.22
Net investment income[3]	0.02	0.95	0.70
Net realized and unrealized gain
(loss) on investments	3.26	(0.72)	(3.69)
Total from investment operations	3.28	0.23	(2.99)
Less distributions
From net investment income	(0.03)	(0.65)	—
From net realized gain	(0.38)	(3.79)	—
Total distributions	(0.41)	(4.44)	—
Net asset value, end of period	$43.43	$39.22	$36.23
Total return (%)[4,5]	8.11[6]	(0.25)	(7.62)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$82	$74	$64
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23[7]	1.16	1.15[7]
Expenses net of fee waivers	1.17[7]	1.14	1.15[7]
Expenses net of all fee waivers and credits	1.17[7]	1.14	1.15[7]
Net investment income	0.16[7]	2.09	3.52[7]
Portfolio turnover (%)	37	50[8]	24

1 Class 1 shares began operations on 11-6-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Annualized.

8 Excludes merger activity.

See notes to financial statements

Semiannual report | International Core Fund	31

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$39.18	$43.42	$39.21
Net investment income[3]	0.08	0.95	0.74
Net realized and unrealized gain
(loss) on investments	4.58	(0.70)	(3.72)
Total from investment operations	4.66	0.25	(2.98)
Less distributions
From net investment income	(0.04)	(0.67)	—
From net realized gain	(0.38)	(3.79)	—
Total distributions	(0.42)	(4.46)	—
Net asset value, end of period	$43.42	$39.21	$36.23
Total return (%)[4]	11.90[5]	(0.20)[6]	(7.60)

Ratios and supplemental data

Net assets, end of period (in millions)	$1,244	$1,415	$1,018
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08[7]	1.11	1.08[7]
Expenses net of fee waivers	1.08[7]	1.08	1.08[7]
Expenses net of all fee waivers and credits	1.08[7]	1.08	1.08[7]
Net investment income	0.38[7]	2.09	3.73[7]
Portfolio turnover (%)	37	50[8]	24

1 Class NAV shares began operations on 8-29-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Annualized.

8 Excludes merger activity.

See notes to financial statements

32	International Core Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock International Core Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek high total return.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1 shares are available only to certain retirement plans. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class NAV shares are sold to affiliated funds of funds, which are funds of funds within the John Hancock funds complex. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Fund is the accounting and performance successor to the GMO International Disciplined Equity Fund (the Predecessor Fund), a diversified open-end investment management company organized as a Massachusetts corporation on September 16, 2005. On June 12, 2006, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A shares of the Fund.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I, Class 1 and Class R1 shares of the Fund is determined daily as of the close of the

Semiannual report | International Core Fund	33

New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The

34	International Core Fund | Semiannual report

three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$73,682,251	($3,005,163)
Level 2 — Other Significant Observable Inputs	1,159,369,037	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$1,233,051,288	($3,005,163)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Semiannual report | International Core Fund	35

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Line of credit

The Fund has entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. Effective October 15, 2007, the commitment fee was changed from 0.07% to 0.05%. For the period ended August 31, 2008, there were no borrowings under the line of credit.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien and security interest in any Fund property to the extent of any overdraft.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

36	International Core Fund | Semiannual report

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At August 31, 2008, the Fund entered into forward foreign currency contracts, which contractually obligate the Fund to deliver currencies at future dates.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund had $5,573,841 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: February 28, 2009 — $2,640,620 and February 28, 2010 — $2,933,221. Availability of a certain amount of the loss carryforwards, which were acquired on May 25, 2007, in a merger with John Hancock International Fund, may be limited in a given year.

Semiannual report | International Core Fund	37

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim reporting periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund declares income dividends at least annually and capital gains are distributed at least annually. During the year ended February 29, 2008, the tax character of distributions paid was as follows: ordinary income $61,419,948 and long-term capital gain $101,272,825. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Investment advisory and
other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust

38	International Core Fund | Semiannual report

and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.92% of the first $100,000,000 of the Fund’s aggregate daily net assets; (b) 0.895% of the next $900,000,000 of the Fund’s aggregate daily net assets; and (c) 0.88% of the Fund’s aggregate daily net assets in excess of $1,000,000,000. Aggregate net assets include the net assets of the Fund and International Core Trust, a series of John Hancock Trust. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended August 31, 2008, were equivalent to an annual effective rate of 0.87% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.20% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excludes taxes, portfolio brokerage commissions, interest, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

In addition, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.70% for Class A shares, 2.40% for Class B, 2.40% for Class C, 1.18% for Class I, 1.70% for Class R1, 1.15% for Class 1 and 1.12% for Class NAV. Accordingly, the expense reductions or reimbursements related to this agreement were $450, $11,587, $3,304, $9,890, $8,027, $218 and $0 for Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV, respectively for the period ended August 31, 2008. The expense reimbursements and limits will continue in effect until June 30, 2009 and thereafter until terminated by the Adviser on notice to the Trust.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the period ended August 31, 2008, were $79,392 with an annual effective rate of 0.01% of the Fund’s average daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R1 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Semiannual report | International Core Fund	39

In addition, the Fund has also adopted a Service Plan for Class R1 shares. Under the Service Plan, the Fund may pay up to 0.25% of Class R1 average daily net asset value for certain other services. There were no Service Plan fees incurred for the period ended August 31, 2008.

Class A shares are assessed up-front sales charges. During the period ended August 31, 2008, the Distributor received net up-front sales charges of $28,438 with regard to sales of Class A shares. Of this amount, $3,841 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $23,133 was paid as sales commissions to unrelated broker-dealers and $1,464 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2008, CDSCs received by the Distributor amounted to $10,182 for Class B shares and $1,727 for Class C shares.

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $16.50 for each Class A, Class B, Class C, Class 1 and Class R1 shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.30% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the period ended August 31, 2008.

In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R1 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. For the period ended August 31, 2008, the transfer agent fees reductions for Class R1 were $76.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended August 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $1,159 for transfer agent credits earned.

40	International Core Fund | Semiannual report

Class level expenses including the allocation of the transfer agent fees for the period ended August 31, 2008, were as follows:

	Distribution
	and service	Transfer	Blue	Printing and
Share class	fees	agent fees	sky fees	postage fees

Class A	$195,586	$163,869	$10,703	$23,027
Class B	90,503	27,353	7,896	4,961
Class C	66,787	12,763	9,294	2,346
Class I	—	497	7,914	2,439
Class R1	362	113	7,983	92
Class 1	18,095	—	—	3,985
Total	$371,333	$204,595	$43,790	$36,850

Note 4
Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

Note 5
Fund share transactions

The listing illustrates the number of Fund shares sold, issued in reorganization, reinvested and repurchased during the year ended February 29, 2008, and the period ended August 31, 2008, along with the corresponding dollar value.

		Year ended 2-29-08	Period ended 8-31-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,465,538	$65,700,113	705,390	$27,106,463
Issued in reorganization	2,188,767	102,289,840	—	—
Distributions reinvested	298,965	12,673,075	—	—
Repurchased	(903,245)	(38,268,180)	(865,670)	(33,401,594)
Net increase (decrease)	3,050,025	$142,394,848	(160,280)	($6,295,131)

Class B shares

Sold	111,794	$5,054,286	19,156	$740,056
Issued in reorganization	519,204	24,096,952	—	—
Distributions reinvested	45,949	1,937,144	—	—
Repurchased	(195,340)	(8,566,851)	(97,649)	(3,723,287)
Net increase (decrease)	481,607	$22,521,531	(78,493)	($2,983,231)

Class C shares

Sold	239,764	$11,103,560	16,884	$655,372
Issued in reorganization	123,192	5,718,520	—	—
Distributions reinvested	34,387	1,450,443	—	—
Repurchased	(104,940)	(4,451,373)	(103,431)	(3,995,777)
Net increase (decrease)	292,403	$13,821,150	(86,547)	($3,340,405)

Class I shares

Sold	66,404	$3,070,600	14,164	$564,950
Issued in reorganization	3,865	181,228	—	—
Distributions reinvested	4,834	205,394	—	—
Repurchased	(6,887)	(323,804)	(45,387)	(1,770,919)
Net increase (decrease)	68,216	$3,133,418	(31,223)	($1,205,969)

Semiannual report | International Core Fund	41

		Year ended 2-29-08	Period ended 8-31-08[1]
	Shares	Amount	Shares	Amount
Class R1 shares

Sold	1,245	$48,556	82	$3,099
Distributions reinvested	289	12,209	—	—
Repurchased	(144)	(5,493)	(608)	(22,876)
Net increase (decrease)	1,390	$55,272	(526)	($19,777)

Class 1 shares

Sold	188,611	$8,598,212	40,020	$1,570,203
Distributions reinvested	189,362	8,049,797	—	—
Repurchased	(376,865)	(16,502,541)	(143,242)	(5,568,427)
Net increase (decrease)	1,108	$145,468	(103,222)	($3,998,224)

Class NAV shares

Sold	6,108,534	$264,764,263	1,704,143	$64,108,893
Distributions reinvested	3,230,848	137,311,048	—	—
Repurchased	(1,895,287)	(88,782,912)	(9,699,205)	(397,308,500)
Net increase (decrease)	7,444,095	$313,292,399	(7,995,062)	($333,199,607)

Net increase (decrease)	11,338,844	$495,364,086	(8,455,353)	($351,042,344)

1Semiannual period from 3-1-08 to 8-31-08. Unaudited.

The Adviser and other affiliates of John Hancock USA owned 3,090 shares of beneficial interest of Class R1 on August 31, 2008.

Note 6
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2008, aggregated $326,116,101 and $647,437,589, respectively.

Note 7
Reorganization

On April 18, 2007, the shareholders of John Hancock International Fund (International Fund) approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the International Fund in exchange for Class A, Class B, Class C and Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 2,188,767 Class A shares, 519,204 Class B shares, 123,192 Class C shares and 3,865 Class I shares of the Fund for the net assets of the International Fund, which amounted to $102,289,840, $24,096,952, $5,718,520 and $181,228 for Class A, Class B, Class C and Class I shares of the International Fund, respectively, including the total of $24,329,893 of unrealized appreciation, after the close of business on May 25, 2007.

42	International Core Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
International Core Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Grantham, Mayo, Van Otterloo & Co. LLC (the Subadviser) for the John Hancock International Core Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”). The funds within each Category and Peer Group were selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data. Data covered the period since the Fund’s inception through December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The

Semiannual report | International Core Fund	43

key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than three full years of operational history, and considered the performance results for the Fund since its inception through December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 1-year period was lower than the performance its benchmark index, the MSCI EAFE Index, as was the Category and Peer Group medians. The Board viewed favorably that the Fund’s performance was higher than the performance of its Peer Group and Category medians.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the medians of the Peer Group and Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

44	International Core Fund | Semiannual report

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | International Core Fund	45

More information

Trustees	Investment adviser
James F. Carlin, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Charles L. Ladner*	Grantham, Mayo, Van Otterloo & Co. LLC
Stanley Martin*
Dr. John A. Moore*	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Steven R. Pruchansky
Gregory A. Russo*	Custodian
*Members of the Audit Committee	State Street Bank & Trust Company
†Non-Independent Trustee
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:
Regular mail	Express mail
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

46	International Core Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Core Fund.	660SA 8/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/08

MUTUAL FUNDS

John Hancock

Growth Opportunities Fund

Semiannual Report

8.31.08

A look at performance

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A1,2	9-16-05	–13.49	—	—	–0.46	0.23	–13.49	—	—	–1.35

B	6-12-06	–14.10	—	—	–2.10	0.12	–14.10	—	—	–4.62

C	6-12-06	–10.48	—	—	–0.74	4.11	–10.48	—	—	–1.65

I3	6-12-06	–8.58	—	—	0.34	5.79	–8.58	—	—	0.76

R1[3]	6-12-06	–8.92	—	—	–0.27	5.46	–8.92	—	—	–0.61

1[3]	6-12-06	–8.54	—	—	0.36	5.74	–8.54	—	—	0.80

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R1 and Class 1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2009. The net expenses are as follows: Class A — 1.54%, Class B — 2.24%, Class C — 2.24%, Class I — 1.14%, Class R1 — 1.64%, Class 1 — 1.09%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.81%, Class B — 2.61%, Class C — 3.14%, Class I — 12.17%, Class R1 — 15.83%, Class 1 — 1.81%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 Effective June 12, 2006, shareholders of the former GMO Small/Mid Cap Growth Fund (the Predecessor Fund) became owners of that number of full and fractional shares of John Hancock Growth Opportunities Fund. Additionally, the accounting and performance history of the former GMO Small/Mid Cap Growth Fund was redesignated as that of Class A of John Hancock Growth Opportunities Fund.

2 Performance linked to the Predecessor Fund.

3 For certain types of investors as described in the Fund’s Class I, Class R1 and Class 1 share prospectuses.

6	Growth Opportunities Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Growth Opportunities Fund Class A shares1 for the period indicated. For comparison, we’ve shown the same investment in the Russell 2500 Growth Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$9,830	$9,538	$11,253

C3	6-12-06	9,835	9,835	11,253

I4	6-12-06	10,076	10,076	11,253

R1[4]	6-12-06	9,939	9,939	11,253

1[4]	6-12-06	10,080	10,080	11,253

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1 and Class 1 shares, respectively, as of August 31, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2500 Growth Index is an unmanaged index containing those securities in the Russell 2500 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 Performance linked to the Predecessor Fund.

2 NAV represents net asset value and POP represents public offering price.

3 No contingent deferred sales charge applicable.

4 For certain types of investors as described in the Fund’s Class I, Class R1 and Class 1 share prospectuses.

Semiannual report | Growth Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2008 with the same investment held until August 31, 2008.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$1,054.90	$7.98

Class B	1,000.00	1,051.20	11.58

Class C	1,000.00	1,051.10	11.58

Class I	1,000.00	1,057.90	5.45

Class R1	1,000.00	1,054.60	8.49

Class 1	1,000.00	1,057.40	5.55

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Growth Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2008, with the same investment held until August 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$1,017.40	$7.83

Class B	1,000.00	1,013.90	11.37

Class C	1,000.00	1,013.90	11.37

Class I	1,000.00	1,019.90	5.35

Class R1	1,000.00	1,016.90	8.34

Class 1	1,000.00	1,019.80	5.45

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.54%, 2.24%, 2.24%, 1.05%, 1.64% and 1.07% for Class A, Class B, Class C, Class I, Class R1 and Class 1 respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

Semiannual report | Growth Opportunities Fund	9

Portfolio summary

Top 10 holdings[1]

FLIR Systems, Inc.	1.8%	ANSYS, Inc.	1.3%

Urban Outfitters, Inc.	1.5%	Covance, Inc.	1.3%

Cleveland-Cliffs, Inc.	1.5%	Strayer Education, Inc.	1.1%

Walter Industries, Inc.	1.4%	Ross Stores, Inc.	1.1%

Massey Energy Company	1.3%	Bucyrus International, Inc., Class A	1.1%

Sector distribution[1,2]

Consumer Non-cyclical	25%	Basic Materials	5%

Industrial	22%	Financial	4%

Consumer Cyclical	12%	Communications	4%

Energy	12%	Diversified	1%

Technology	10%	Short-term Investments & Other	5%

1 As a percentage of net assets on August 31, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Growth Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-08 (unaudited)

This schedule is divided into three main categories: common stocks, short-term investments and repurchase agreements. Common stocks are further broken down by industry group. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 96.61%		$83,619,347

(Cost $79,076,471)

Aerospace 1.32%		1,140,392

Integral Systems, Inc. *	4,000	179,960

Orbital Sciences Corp., Class A *	1,800	47,591

Teledyne Technologies, Inc. *	5,800	361,514

Woodward Governor Company	11,900	551,327

Apparel & Textiles 1.16%		1,002,429

Columbia Sportswear Company	400	16,156

Deckers Outdoor Corp. *	2,200	250,118

Gymboree Corp. *	4,000	157,000

Jos. A. Bank Clothiers, Inc. *	1,800	46,782

True Religion Apparel, Inc. *	6,600	179,190

Warnaco Group, Inc. *	4,500	232,065

Wolverine World Wide, Inc.	4,600	121,118

Auto Parts 1.01%		875,941

Autoliv, Inc.	1,000	38,390

BorgWarner, Inc.	4,100	169,535

Exide Technologies *	6,800	83,912

Gentex Corp.	10,800	172,044

LKQ Corp. *	22,000	412,060

Auto Services 0.96%		831,789

Copart, Inc. *	18,900	831,789

Banking 0.50%		431,495

Capitol Federal Financial	3,000	131,160

First Financial Bankshares, Inc.	900	44,163

Greenhill & Company, Inc.	1,000	66,100

Oritani Financial Corp. *	5,200	87,672

WestAmerica Bancorp	2,000	102,400

Biotechnology 2.84%		2,459,590

Acorda Therapeutics, Inc. *	3,600	101,340

Bio-Rad Laboratories, Inc., Class A *	1,700	182,920

Charles River Laboratories International, Inc. *	4,600	301,806

Illumina, Inc. *	9,900	852,687

See notes to financial statements

Semiannual report | Growth Opportunities Fund	11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Biotechnology (continued)

Immucor, Inc. *	4,900	$157,829

Invitrogen Corp. *	4,000	169,840

Martek Biosciences Corp. *	2,500	83,525

Techne Corp. *	7,900	609,643

Broadcasting 0.12%		96,490

World Wrestling Entertainment, Inc., Class A	6,400	104,128

Building Materials & Construction 0.11%		96,490

Quanex Building Products Corp.	3,500	57,610

RPM International, Inc.	1,800	38,880

Business Services 6.32%		5,473,951

Arbitron, Inc.	2,700	129,492

Brinks Company	700	48,846

Corporate Executive Board Company	500	18,200

Dun & Bradstreet Corp.	500	45,985

Exponent, Inc. *	3,100	95,356

EZCORP, Inc., Class A *	1,300	20,267

FactSet Research Systems, Inc.	8,700	545,577

Forrester Research, Inc. *	4,200	145,278

FTI Consulting, Inc. *	11,700	858,780

Global Payments, Inc.	15,300	737,613

Healthcare Services Group, Inc.	8,500	165,580

Hewitt Associates, Inc., Class A *	6,600	265,386

Informatica Corp. *	13,500	227,745

Jacobs Engineering Group, Inc. *	5,500	406,010

Kendle International, Inc. *	1,100	54,395

Navigant Consulting Company *	3,000	51,930

Net 1 UEPS Technologies, Inc. *	4,000	107,280

Pre-Paid Legal Services, Inc. * (a)	2,200	98,208

Quest Software, Inc. *	3,600	53,244

Rollins, Inc.	9,300	165,261

ScanSource, Inc. *	2,700	81,243

SRA International, Inc., Class A *	3,600	84,528

Stanley, Inc. *	2,100	71,526

Syntel, Inc.	10,700	353,849

Total Systems Services, Inc.	14,600	290,832

Watson Wyatt Worldwide, Inc., Class A	6,000	351,540

Cellular Communications 0.09%		74,655

Syniverse Holdings, Inc. *	4,500	74,655

Chemicals 2.47%		2,139,596

Airgas, Inc.	2,800	165,872

Balchem Corp.	4,300	117,347

Calgon Carbon Corp. * (a)	2,800	59,724

CF Industries Holdings, Inc.	600	91,440

FMC Corp.	2,200	161,788

See notes to financial statements

12	Growth Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Chemicals (continued)

Intrepid Potash, Inc. *	1,100	$52,096

Newmarket Corp.	4,100	278,554

ShengdaTech, Inc. * (a)	4,100	38,950

Sigma-Aldrich Corp.	2,500	141,900

Terra Industries, Inc.	17,800	894,450

Valhi, Inc. (a)	7,500	137,475

Coal 3.23%		2,792,058

Alpha Natural Resources, Inc. *	6,000	594,600

Foundation Coal Holdings, Inc.	8,400	496,860

International Coal Group, Inc. *	7,400	75,702

James River Coal Company *	5,600	236,152

Massey Energy Company	17,600	1,160,896

Patriot Coal Corp. *	3,800	227,848

Commercial Services 0.19%		166,983

Team, Inc. *	3,300	125,763

TNS, Inc. *	1,800	41,220

Computers & Business Equipment 1.89%		1,635,355

CACI International, Inc., Class A *	900	45,585

IHS, Inc., Class A *	1,400	89,824

Jack Henry & Associates, Inc.	8,100	162,243

MICROS Systems, Inc. *	16,400	505,448

National Instruments Corp.	6,200	200,136

Parametric Technology Corp. *	1,800	36,144

Plexus Corp. *	2,300	64,469

Radiant Systems, Inc. *	5,000	45,600

STEC, Inc. *	4,200	42,546

Stratasys, Inc. *	6,100	101,626

Synaptics, Inc. *	3,300	172,722

Western Digital Corp. *	6,200	169,012

Construction & Mining Equipment 1.29%		1,113,249

Bucyrus International, Inc., Class A	13,100	915,035

Carbo Ceramics, Inc.	1,700	102,170

Rowan Companies, Inc.	2,600	96,044

Construction Materials 0.39%		336,648

Applied Industrial Technologies, Inc.	2,100	61,131

Clarcor, Inc.	6,900	275,517

Containers & Glass 0.29%		249,202

Greif, Inc., Class A	3,000	207,330

Silgan Holdings, Inc.	800	41,872

Cosmetics & Toiletries 0.33%		280,946

Alberto-Culver Company	1,100	28,776

Chattem, Inc. *	2,100	147,252

Intermediate Parfums, Inc.	2,200	31,218

Nu Skin Enterprises, Inc., Class A	4,400	73,700

See notes to financial statements

Semiannual report | Growth Opportunities Fund	13

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Crude Petroleum & Natural Gas 3.71%		$3,212,648

Arena Resources, Inc. *	9,300	415,431

Bill Barrett Corp. *	900	35,442

Cabot Oil & Gas Corp.	11,200	497,728

Carrizo Oil & Gas, Inc. *	600	29,784

Concho Resources, Inc. *	3,300	107,811

Contango Oil & Gas Company *	3,200	227,584

Goodrich Petroleum Corp. *	600	30,510

Patterson-UTI Energy, Inc.	16,300	463,246

Penn Virginia Corp.	1,200	79,416

Petroquest Energy, Inc. *	4,800	88,752

Quicksilver Resources, Inc. *	4,100	99,179

Unit Corp. *	4,500	304,785

W&T Offshore, Inc.	11,100	390,276

Whiting Petroleum Corp. *	4,600	442,704

Domestic Oil 2.79%		2,410,564

Berry Petroleum Company, Class A	2,700	112,374

Comstock Resources, Inc. *	7,800	506,532

Continental Resources, Inc. *	5,300	265,901

Denbury Resources, Inc. *	18,800	467,932

Encore Aquisition Company *	4,400	226,864

Mariner Energy, Inc. *	4,200	122,178

McMoran Exploration Company *	6,100	166,835

Oil States International, Inc. *	4,400	244,772

Range Resources Corp.	2,900	134,618

St. Mary Land & Exploration Company	2,700	113,994

Williams Clayton Energy, Inc. *	600	48,564

Drugs & Health Care 3.18%		2,750,255

Abaxis, Inc. *	2,200	43,758

Abiomed, Inc. *	5,900	106,318

BioMarin Pharmaceutical, Inc. *	6,800	204,952

Datascope Corp.	1,200	60,000

ImClone Systems, Inc. *	1,600	103,040

Landauer, Inc.	2,200	143,572

Luminex Corp. *	6,800	173,332

Meridian Bioscience, Inc.	19,000	539,980

Parexel International Corp. *	5,800	184,266

Perrigo Company	25,400	888,746

Savient Pharmaceuticals, Inc. *	10,700	243,211

Vital Signs, Inc.	800	59,080

Educational Services 1.74%		1,504,273

Capella Education Company *	1,800	89,478

DeVry, Inc.	4,000	206,320

ITT Educational Services, Inc. *	1,900	168,929

See notes to financial statements

14	Growth Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Educational Services (continued)

Renaissance Learning, Inc.	4,200	$53,298

Strayer Education, Inc.	4,700	986,248

Electrical Equipment 2.77%		2,397,529

AMETEK, Inc.	9,300	451,422

AZZ, Inc. *	1,600	69,520

FLIR Systems, Inc. *	43,500	1,552,950

GrafTech International, Ltd. *	2,700	54,864

Powell Industries, Inc. *	600	26,508

Universal Electronics, Inc. *	4,500	117,990

Varian, Inc. *	2,500	124,275

Electronics 1.57%		1,362,075

Axsys Technologies, Inc. *	1,300	88,309

Dolby Laboratories, Inc., Class A *	3,800	154,660

II-VI, Inc. *	7,500	329,325

Itron, Inc. *	1,600	165,728

Trimble Navigation, Ltd. *	15,300	517,905

Zebra Technologies Corp., Class A *	3,400	106,148

Energy 0.98%		848,561

Energen Corp.	1,600	89,344

Energy Conversion Devices, Inc. *	10,100	759,217

Financial Services 3.38%		2,927,934

Bankrate, Inc. * (a)	1,200	38,712

Broadridge Financial Solutions, Inc.	2,100	41,937

Cass Information Systems, Inc.	1,000	36,420

Cohen & Steers, Inc. (a)	2,400	69,840

Eaton Vance Corp.	18,200	649,922

Federated Investors, Inc., Class B	12,700	424,688

GAMCO Investors, Inc.	1,500	71,100

Interactive Data Corp.	5,300	159,530

Investment Technology Group, Inc. *	1,900	60,800

Knight Capital Group, Inc. *	7,200	124,128

optionsXpress Holdings, Inc.	4,700	108,429

SEI Investments Company	20,000	472,400

Waddell & Reed Financial, Inc., Class A	17,900	576,380

World Acceptance Corp. *	2,400	93,648

Food & Beverages 1.34%		1,161,440

Cal-Maine Foods, Inc. (a)	7,600	300,124

Flowers Foods, Inc.	15,300	404,532

Green Mountain Coffee Roasters, Inc. * (a)	4,900	178,801

J & J Snack Foods Corp.	1,200	40,428

M & F Worldwide Corp. *	1,100	48,422

McCormick & Company, Inc.	2,100	84,945

National Beverage Corp. *	3,900	35,568

Sanderson Farms, Inc. (a)	2,000	68,620

See notes to financial statements

Semiannual report | Growth Opportunities Fund	15

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Funeral Services 0.21%		$180,728

Hillenbrand, Inc.	7,600	180,728

Healthcare Products 5.30%		4,590,113

ArthroCare Corp. * (a)	3,600	92,304

Beckman Coulter, Inc.	2,000	147,640

Bruker BioSciences Corp. *	3,300	50,952

CardioNet, Inc. *	2,300	70,150

Cyberonics, Inc. *	5,300	113,685

DENTSPLY International, Inc.	4,700	184,193

Edwards Lifesciences Corp. *	7,500	444,075

Gen-Probe, Inc. *	3,500	209,125

Haemonetics Corp. *	3,000	188,160

Henry Schein, Inc. *	5,400	315,792

Herbalife, Ltd.	3,400	160,140

IDEXX Laboratories, Inc. *	9,800	551,740

Intuitive Surgical, Inc. *	1,600	472,432

Kensey Nash Corp. *	2,300	82,823

Merit Medical Systems, Inc. *	7,400	143,264

Natus Medical, Inc. *	3,400	83,640

Owens & Minor, Inc.	6,700	309,004

Patterson Companies, Inc. *	11,200	364,448

ResMed, Inc. *	1,400	65,520

STERIS Corp.	5,700	209,589

SurModics, Inc. * (a)	1,900	74,043

The Medicines Company *	4,600	112,056

USANA Health Sciences, Inc. *	900	34,074

Zoll Medical Corp. *	3,200	111,264

Healthcare Services 2.79%		2,415,697

Amedisys, Inc. *	6,600	351,252

CorVel Corp. *	3,600	104,796

Covance, Inc. *	11,500	1,084,910

Emergency Medical Services Corp., Class A *	2,100	69,888

Healthextras, Inc. *	3,200	104,320

Healthways, Inc. *	3,400	64,770

Hill-Rom Holdings, Inc.	1,600	47,904

Lincare Holdings, Inc. *	1,700	56,100

National Healthcare Corp.	800	39,776

Pediatrix Medical Group, Inc. *	6,400	364,480

The Advisory Board Company *	3,100	95,821

Weight Watchers International, Inc.	800	31,680

Homebuilders 1.46%		1,260,413

NVR, Inc. *	100	59,773

Walter Industries, Inc.	12,800	1,200,640

See notes to financial statements

16	Growth Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Hotels & Restaurants 1.06%		$914,860

Chipotle Mexican Grill, Inc. *	700	45,549

Choice Hotels International, Inc.	7,000	188,930

Jack in the Box, Inc. *	6,400	151,872

P.F. Chang’s China Bistro, Inc. *	1,900	49,362

Panera Bread Company, Class A *	6,100	327,814

Papa John’s International, Inc. *	3,500	97,720

Sonic Corp. *	3,700	53,613

Household Products 0.97%		841,735

Church & Dwight, Inc.	7,500	468,750

Tupperware Brands Corp.	8,000	285,760

WD-40 Company	2,500	87,225

Industrial Machinery 5.09%		4,401,215

AGCO Corp. *	800	49,304

Badger Meter, Inc. (a)	3,300	151,932

Chart Industries, Inc. *	1,800	83,124

Circor International, Inc.	800	48,208

Dionex Corp. *	3,200	208,608

Donaldson Company, Inc.	10,600	465,446

Flowserve Corp.	5,400	713,448

FMC Technologies, Inc. *	6,300	337,428

Gorman-Rupp Company	5,000	201,150

Graco, Inc.	6,900	263,235

IDEX Corp.	3,000	111,210

Lincoln Electric Holdings, Inc.	2,100	169,617

Lindsay Corp.	5,100	417,741

Lufkin Industries, Inc.	1,800	167,022

Middleby Corp. *	1,900	101,384

Pall Corp.	5,200	211,172

Robbins & Myers, Inc.	1,500	67,275

Rofin-Sinar Technologies, Inc. *	4,900	198,058

Sauer-Danfoss, Inc.	1,900	62,263

Valmont Industries, Inc.	3,500	373,590

Industrials 0.57%		492,136

Clean Harbors, Inc. *	3,600	292,104

Harsco Corp.	3,800	200,032

Insurance 0.40%		345,221

Brown & Brown, Inc.	1,100	22,352

Erie Indemnity Company, Class A	600	27,750

HCC Insurance Holdings, Inc.	900	22,662

PartnerRe, Ltd.	400	27,564

Philadelphia Consolidated Holding Corp. *	4,100	244,893

See notes to financial statements

Semiannual report | Growth Opportunities Fund	17

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
International Oil 0.11%		$98,500

BPZ Energy, Inc. *	5,000	98,500

Internet Content 1.01%		873,480

Sohu.com, Inc. *	11,600	873,480

Internet Retail 1.25%		1,080,368

1-800-Flowers.com, Inc. *	7,100	43,594

Netflix, Inc. *	9,800	302,232

Priceline.com, Inc. *	7,900	734,542

Internet Service Provider 0.02%		20,504

Earthlink, Inc. *	2,200	20,504

Internet Software 0.55%		474,497

Digital River, Inc. *	2,900	126,875

eResearch Technology, Inc. *	9,400	126,806

McAfee, Inc. *	1,900	75,164

Salesforce.com, Inc. *	2,600	145,652

Leisure Time 0.35%		303,183

Bally Technologies, Inc. *	4,200	143,766

Polaris Industries, Inc. (a)	1,300	58,617

WMS Industries, Inc. *	3,000	100,800

Life Sciences 1.24%		1,075,764

American Ecology Corp.	4,700	152,562

Dawson Geophysical Company *	600	37,638

PerkinElmer, Inc.	900	25,569

Pharmaceutical Product Development, Inc.	17,900	730,320

Waters Corp. *	1,900	129,675

Liquor 0.96%		826,779

Boston Beer Company, Inc. *	5,300	238,341

Central European Distribution Corp. *	10,200	588,438

Manufacturing 2.25%		1,947,887

Acuity Brands, Inc.	2,100	91,371

AptarGroup, Inc.	2,200	88,858

Ceradyne, Inc. *	600	27,036

Colfax Corp. *	1,400	34,426

ESCO Technologies, Inc. *	2,200	104,742

Koppers Holdings, Inc.	800	36,648

Lancaster Colony Corp.	1,700	59,126

Mettler-Toledo International, Inc. *	6,700	704,840

Mine Safety Appliances Company	3,200	116,256

Nordson Corp.	4,600	246,698

Polypore International, Inc. *	6,400	175,552

Raven Industries, Inc.	5,800	262,334

See notes to financial statements

18	Growth Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Medical-Hospitals 0.31%		$270,993

Centene Corp. *	1,700	38,386

Exactech, Inc. *	2,000	51,740

Tenet Healthcare Corp. *	17,700	106,731

Universal Health Services, Inc., Class B	1,200	74,136

Metal & Metal Products 0.55%		479,011

Dynamic Materials Corp.	3,200	98,464

L.B. Foster Company *	1,200	46,272

Matthews International Corp., Class A	5,400	271,404

Sun Hydraulics, Inc.	1,900	62,871

Mining 1.65%		1,431,357

Cleveland-Cliffs, Inc.	12,600	1,275,372

Compass Minerals International, Inc.	1,400	96,978

Royal Gold, Inc. (a)	1,700	59,007

Mobile Homes 0.06%		55,152

Thor Industries, Inc. (a)	2,400	55,152

Petroleum Services 2.05%		1,774,620

Atwood Oceanics, Inc. *	9,200	374,072

Hercules Offshore, Inc. *	1,700	37,519

Oceaneering International, Inc. *	8,300	518,003

PetroHawk Energy Corp. *	9,400	325,334

Petroleum Development Corp. *	1,600	97,264

RPC, Inc.	5,600	102,088

Superior Energy Services, Inc. *	4,000	188,160

T-3 Energy Services, Inc. *	1,700	94,911

Willbros Group, Inc. *	900	37,269

Pharmaceuticals 0.83%		715,227

Auxilium Pharmaceuticals, Inc. *	8,400	330,204

Endo Pharmaceutical Holdings, Inc. *	1,250	28,400

Isis Pharmaceuticals, Inc. *	2,800	49,504

Rigel Pharmaceuticals, Inc. *	4,700	111,202

Valeant Pharmaceuticals International *	10,700	195,917

Publishing 0.25%		214,110

John Wiley & Sons, Inc., Class A	4,500	214,110

Railroads & Equipment 0.81%		699,251

Genesee & Wyoming, Inc., Class A *	3,000	129,030

Kansas City Southern *	5,000	257,150

Wabtec Corp.	5,300	313,071

Real Estate 0.59%		510,920

Essex Property Trust, Inc., REIT	500	58,675

Health Care, Inc., REIT	2,500	129,675

Home Properties, Inc., REIT	2,200	116,050

Nationwide Health Properties, Inc., REIT	6,000	206,520

See notes to financial statements

Semiannual report | Growth Opportunities Fund	19

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Retail Grocery 0.11%		$95,530

Arden Group, Inc.	400	66,700

United Natural Foods, Inc. *	1,500	28,830

Retail Trade 6.30%		5,451,370

Aaron Rents, Inc., Class B	1,100	31,416

Advance Auto Parts, Inc.	10,450	449,768

Aeropostale, Inc. *	17,600	613,536

Big Lots, Inc. *	8,600	254,302

Cash America International, Inc.	3,700	153,143

Children’s Place Retail Stores, Inc. *	2,800	117,460

Dollar Tree, Inc. *	7,300	280,028

Family Dollar Stores, Inc.	2,900	72,268

Finish Line, Inc.	7,400	89,466

Fossil, Inc. *	9,500	284,240

MSC Industrial Direct Company, Inc., Class A	8,500	432,905

Ross Stores, Inc.	23,900	961,019

The Buckle, Inc.	6,050	314,177

Titan Machinery, Inc. *	3,200	83,264

Urban Outfitters, Inc. *	36,900	1,314,378

Sanitary Services 1.02%		883,252

Darling International, Inc. *	16,300	223,799

Stericycle, Inc. *	9,100	539,630

Waste Connections, Inc. *	3,300	119,823

Semiconductors 1.91%		1,656,387

Cree, Inc. *	6,000	139,860

Hittite Microwave Corp. *	1,100	38,929

IXYS Corp. *	5,700	72,561

Micrel, Inc.	11,400	104,994

Microsemi Corp. *	6,400	176,000

Netlogic Microsystems, Inc. *	2,000	69,460

Novellus Systems, Inc. *	1,400	31,738

Power Integrations, Inc. *	1,600	47,088

QLogic Corp. *	18,400	343,712

Rambus, Inc. *	1,800	31,662

Semtech Corp. *	7,600	112,404

Silicon Image, Inc. *	14,900	103,257

Silicon Laboratories, Inc. *	3,600	121,356

Skyworks Solutions, Inc. *	13,700	132,890

Volterra Semiconductor Corp. *	8,300	130,476

Software 3.74%		3,239,023

ANSYS, Inc. *	24,786	1,099,259

Blackbaud, Inc.	6,000	121,140

Compuware Corp. *	6,800	77,724

Concur Technologies, Inc. *	5,800	254,910

See notes to financial statements

20	Growth Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Software (continued)

FARO Technologies, Inc. *	2,900	$68,498

ManTech International Corp. *	8,800	518,232

MSCI, Inc. *	1,300	38,805

Pegasystems, Inc.	6,200	90,892

Progress Software Corp. *	3,000	87,630

Quality Systems, Inc.	2,200	94,204

Solera Holdings, Inc. *	8,700	268,221

Sybase, Inc. *	12,400	426,684

Websense, Inc. *	4,100	92,824

Steel 0.69%		601,143

AK Steel Holding Corp.	5,800	305,138

Olympic Steel, Inc.	1,300	61,893

Schnitzer Steel Industries, Inc.	700	47,887

Steel Dynamics, Inc.	7,500	186,225

Telecommunications Equipment & Services 0.32%		275,321

ADTRAN, Inc.	3,100	70,680

Atheros Communications, Inc. *	1,500	48,915

InterDigital, Inc. *	1,100	29,194

J2 Global Communications, Inc. *	2,800	69,076

Premiere Global Services, Inc. *	3,800	57,456

Toys, Amusements & Sporting Goods 0.76%		659,701

Hasbro, Inc.	6,500	243,100

Marvel Entertainment, Inc. *	12,300	416,601

Transportation 1.32%		1,139,380

Con-way, Inc.	1,400	68,740

Frontline, Ltd.	8,500	513,485

Genco Shipping & Trading, Ltd.	600	37,644

Golar LNG, Ltd. (a)	2,400	38,496

Kirby Corp. *	5,500	251,845

Knightsbridge Tankers, Ltd.	2,200	63,756

Pacer International, Inc.	2,800	59,024

PHI, Inc. *	1,000	38,410

Ship Finance International, Ltd.	1,300	36,179

TBS International, Ltd. *	1,100	31,801

Trucking & Freight 1.78%		1,544,343

Forward Air Corp.	3,500	123,515

Heartland Express, Inc.	5,700	94,164

Hub Group, Inc., Class A *	3,300	131,802

J.B. Hunt Transport Services, Inc.	16,900	616,005

Knight Transportation, Inc.	2,300	41,147

Landstar Systems, Inc.	7,000	343,140

Old Dominion Freight Lines, Inc. *	1,000	33,270

Ryder Systems, Inc.	2,500	161,300

See notes to financial statements

Semiannual report | Growth Opportunities Fund	21

F I N A N C I A L  S T A T E M E N T S

	Principal
Issuer, description, maturity date	amount	Value

Short-term investments 1.24%		$1,071,718

(Cost $1,071,718)

John Hancock Cash Investment Trust, 2.5657% (c)(f)	$1,071,718	1,071,718

Repurchase agreements 3.29%		$2,851,000

(Cost $2,851,000)

Repurchase Agreement with State Street Corp. dated 08/29/2008 at 1.70% to be repurchased at $2,851,539 on 09/02/2008,
collateralized by $2,945,000 Federal Home Loan Bank, 5.70% due
04/03/2028 (valued at $2,908,188, including interest)	$2,851,000	2,851,000

Total investments (Cost $82,999,189)† 101.14%		$87,542,065

Liabilities in Excess of Other Assets (1.14)%		(986,165)

Total net assets 100.00%		$86,555,900

 Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust

* Non-income producing

(a) All or a portion of this security was out on loan.

(c) The investment is an affiliate of the Fund, the adviser and/or subadviser.

(f) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.

† At August 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $83,484,667. Net unrealized appreciation aggregated $4,507,398, of which $7,217,945 related to appreciated investment securities and $3,160,547 related to depreciated investment securities.

The Fund had the following financial futures contracts open on August 31, 2008:

	NUMBER OF			NOTIONAL	UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	VALUE	APPRECIATION

Russell 2000 Mini Index Futures	12	Long	Sep 2008	$887,800	$42,998

S&P Mid 400 E-mini Index Futures	11	Long	Sep 2008	897,600	20,532

					$63,530

See notes to financial statements

22	Growth Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $81,927,471) including
$1,050,704 of securities loaned (Note 2)	$86,470,347
Investments in affiliated issuers, at value (Cost $1,071,718)	1,071,718

Total investments, at value (Cost $82,999,189)	87,542,065
Cash	814
Cash collateral at broker for futures contracts	118,400
Receivable for investments sold	2,725,091
Receivable for fund shares sold	17,021
Dividends and interest receivable	29,851
Receivable for security lending income	255
Other assets	34,618

Total assets	90,468,115

Liabilities

Payable for investments purchased	2,575,174
Payable for fund shares repurchased	47,680
Payable upon return of securities loaned (Note 2)	1,071,718
Payable for futures variation margin	14,040
Payable to affiliates
Fund administration fees	1,030
Transfer agent fees	49,815
Distribution and service fees	259
Investment management fees	17,666
Trustees’ fees	2,786
Other payables and accrued expenses	132,047

Total liabilities	3,912,215

Net assets

Capital paid-in	$135,166,501
Accumulated net investment loss	(398,785)
Accumulated undistributed net realized loss on investments
and futures contracts	(52,818,222)
Net unrealized appreciation on investments and futures contracts	4,606,406

Net assets	$86,555,900

See notes to financial statements

Semiannual report | Growth Opportunities Fund	23

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$72,115,470
Shares outstanding	3,293,340
Net asset value and redemption price per share	$21.90

Class B1
Net assets	$10,827,262
Shares outstanding	501,872
Net asset value and offering price	$21.57

Class C1
Net assets	$2,445,414
Shares outstanding	113,336
Net asset value and offering price	$21.58

Class I
Net assets	$13,879
Shares outstanding	628
Net asset value, offering price and redemption price per share	$22.11[2]

Class R1
Net assets	$128,653
Shares outstanding	5,900
Net asset value, offering price and redemption price per share	$21.81

Class 1
Net assets	$1,025,222
Shares outstanding	46,343
Net asset value, offering price and redemption price per share	$22.12

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[3]	$23.05

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on August 31, 2008.

3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

24	Growth Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 8-31-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$239,948
Securities lending	40,570
Income from affiliated issuers	31,248
Interest	20,634

Total investment income	332,400

Expenses

Investment management fees (Note 3)	354,663
Distribution and service fees (Note 3)	182,279
Transfer agent fees (Note 3)	88,971
Fund administration fees (Note 3)	4,674
Custodian fees	62,921
Blue sky fees (Note 3)	38,685
Audit and legal fees	28,696
Printing and postage fees (Note 3)	21,161
Registration and filing fees	14,293
Trustees’ fees (Note 4)	4,169
Miscellaneous	964

Total expenses	801,476
Less: expense reductions (Note 3)	(69,248)
Less: transfer agency credits (Note 3)	(1,043)

Net expenses	731,185

Net investment loss	(398,785)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(5,277,228)
Futures contracts	73,144
(5,204,084)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	10,154,719
Futures contracts	89,955
10,244,674
Net realized and unrealized gain	5,040,590

Increase in net assets from operations	$4,641,805

1 Semiannual period from 3-1-08 to 8-31-08.

See notes to financial statements

Semiannual report | Growth Opportunities Fund	25

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	2-29-08	8-31-08[1]

Increase (decrease) in net assets

From operations
Net investment loss	($651,411)	($398,785)
Net realized gain (loss)	5,796,627	(5,204,084)
Change in net unrealized appreciation (depreciation)	(27,290,245)	10,244,674

Increase (decrease) in net assets resulting from operations	(22,145,029)	4,641,805
Distributions to shareholders
From net realized gain
Class A	(17,472)	—
Class B	(3,315)	—
Class C	(663)	—
Class I	(7)	—
Class R1	(26)	—
Class 1	(69)	—
Total distributions	(21,552)	—

From Fund share transactions (Note 5)	102,847,160	(5,595,615)

Total increase (decrease)	80,680,579	(953,810)

Net assets

Beginning of period	6,829,131	87,509,710
End of period	$87,509,710	$86,555,900

Accumulated net investment loss	—	$398,785

1 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

See notes to financial statements

26	Growth Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-06[1]	2-28-07[2]	2-29-08	8-31-08[3]

Per share operating performance

Net asset value, beginning of period	$21.31	$23.29	$24.34	$20.76
Net investment income (loss)[4]	0.04	(0.07)[5]	(0.15)	(0.09)
Net realized and unrealized
gain (loss) on investments	1.94	1.36	(3.43)	1.23
Total from investment operations	1.98	1.29	(3.58)	1.14
Less distributions
From net realized gain	—	(0.24)	— [6]	—
Net asset value, end of period	$23.29	$24.34	$20.76	$21.90
Total return (%)[7,8]	9.29[9]	5.57[10]	(14.69)	5.49[9]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$5	$72	$72
Ratios (as a percentage of average net assets):
Expenses before reductions	5.45[11]	5.59	1.81	1.63[11]
Expenses net of fee waivers	0.48[11]	1.32	1.55	1.54[11]
Expenses net of all fee waivers and credits	0.48[11]	1.32	1.54	1.54[11]
Net investment income (loss)	0.41[11]	(0.34)[5]	(0.64)	(0.79)[11]
Portfolio turnover (%)	43	96	262[12]	80

1 Class A shares began operations on 9-16-05.

2 Effective June 12, 2006, shareholders of the former GMO Small/Mid Cap Growth Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Growth Opportunities Fund. Additionally, the accounting and performance history of the former GMO Small/Mid Cap Growth Fund was redesignated as that of John Hancock Growth Opportunities Fund Class A.

3 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

4 Based on the average of the shares outstanding.

5 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.14% of average net assets.

6 Less than $0.01 per share.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown..

 8 Assumes dividend reinvestment and does not reflect the effect of sales charges.

9 Not annualized.

10 Class A returns linked back to the Predecessor Fund.

11 Annualized.

12 Excludes merger activity.

See notes to financial statements

Semiannual report | Growth Opportunities Fund	27

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$22.17	$24.23	$20.52
Net investment loss[3]	(0.20)[4]	(0.31)	(0.16)
Net realized and unrealized gain
(loss) on investments	2.50	(3.40)	1.21
Total from investment operations	2.30	(3.71)	1.05
Less distributions
From net realized gain	(0.24)	—[5]	—
Net asset value, end of period	$24.23	$20.52	$21.57
Total return (%)[6,7]	10.40[8]	(15.29)	5.12[8]

Ratios and supplemental data

Net assets, end of period (in millions)	—[9]	$13	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	14.62[10]	2.61	2.45[10]
Expenses net of fee waivers	2.22[10]	2.25	2.24[10]
Expenses net of all fee waivers and credits	2.22[10]	2.24	2.24[10]
Net investment loss	(1.21)[4,10]	(1.34)	(1.49)[10]
Portfolio turnover (%)	96	262[11]	80

1 Class B shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.11% of average net assets.

5 Less than $0.01 per share.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment.

8 Not annualized.

9 Less than $500,000.

10 Annualized.

11 Excludes merger activity.

See notes to financial statements

28	Growth Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$22.17	$24.23	$20.53
Net investment loss[3]	(0.19)[4]	(0.32)	(0.16)
Net realized and unrealized
gain (loss) on investments	2.49	(3.38)	1.21
Total from investment operations	2.30	(3.70)	1.05
Less distributions
From net realized gain	(0.24)	—[5]	—
Net asset value, end of period	$24.23	$20.53	$21.58
Total return (%)[6,7]	10.40[8]	(15.25)	5.11[8]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	10.43[9]	3.14	2.91[9]
Expenses net of fee waivers	2.22[9]	2.25	2.24[9]
Expenses net of all fee waivers and credits	2.22[9]	2.24	2.24[9]
Net investment loss	(1.15)[4,9]	(1.35)	(1.49)[9]
Portfolio turnover (%)	96	262[10]	80

1 Class C shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.11% of average net assets.

5 Less than $0.01 per share.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment.

8 Not annualized.

9 Annualized.

10 Excludes merger activity.

See notes to financial statements

Semiannual report | Growth Opportunities Fund	29

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$22.17	$24.41	$20.90
Net investment loss[3]	(0.02)[4]	(0.07)	(0.03)
Net realized and unrealized
gain (loss) on investments	2.50	(3.44)	1.24
Total from investment operations	2.48	(3.51)	1.21
Less distributions
From net realized gain	(0.24)	— [5]	—
Net asset value, end of period	$24.41	$20.90	$22.11
Total return (%)[6,7]	11.22[8]	(14.36)	5.79[8]

Ratios and supplemental data

Net assets, end of period (in millions)	— [9]	— [9]	— [9]
Ratios (as a percentage of average net assets):
Expenses before reductions	16.26[10]	12.17	116.91[10]
Expenses net of fee waivers	1.13[10]	1.04	1.05[10]
Expenses net of all fee waivers and credits	1.13[10]	1.04	1.05[10]
Net investment loss	(0.10)[4,10]	(0.30)	(0.31)[10]
Portfolio turnover (%)	96	262[11]	80

1 Class I shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.11% of average net assets.

5 Less than $0.01 per share.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment.

8 Not annualized.

9 Less than $500,000.

10 Annualized.

11 Excludes merger activity.

See notes to financial statements

30	Growth Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$22.17	$24.27	$20.68
Net investment loss[3]	(0.14)[4]	(0.19)	(0.10)
Net realized and unrealized
gain (loss) on investments	2.48	(3.40)	1.23
Total from investment operations	2.34	(3.59)	1.13
Less distributions
From net realized gain	(0.24)	— [5]	—
Net asset value, end of period	$24.27	$20.68	$21.81
Total return (%)[6,7]	10.58[8]	(14.77)	5.46[8]

Ratios and supplemental data

Net assets, end of period (in millions)	— [9]	— [9]	— [9]
Ratios (as a percentage of average net assets):
Expenses before reductions	24.20[10]	15.83	14.22[10]
Expenses net of fee waivers	1.88[10]	1.64	1.64[10]
Expenses net of all fee waivers and credits	1.88[10]	1.64	1.64[10]
Net investment loss	(0.86)[4,10]	(0.78)	(0.89)[10]
Portfolio turnover (%)	96	262[11]	80

1 Class R1 shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.11% of average net assets.

5 Less than $0.01 per share.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment.

8 Not annualized.

9 Less than $500,000.

10 Annualized.

11 Excludes merger activity.

See notes to financial statements

Semiannual report | Growth Opportunities Fund	31

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$22.17	$24.42	$20.92
Net investment loss[3]	(0.02)[4]	(0.05)	(0.04)
Net realized and unrealized
gain (loss) on investments	2.51	(3.45)	1.24
Total from investment operations	2.49	(3.50)	1.20
Less distributions
From net realized gain	(0.24)	— [5]	—
Net asset value, end of period	$24.42	$20.92	$22.12
Total return (%)[6,7]	11.26[8]	(14.31)	5.74[8]

Ratios and supplemental data

Net assets, end of period (in millions)	— [9]	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	3.81[10]	1.81	1.10[10]
Expenses net of fee waivers	1.09[10]	1.09	1.07[10]
Expenses net of all fee waivers and credits	1.09[10]	1.09	1.07[10]
Net investment loss	(0.10)[4,10]	(0.22)	(0.33)[10]
Portfolio turnover (%)	96	262[11]	80

1 Class 1 shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.10% of average net assets.

5 Less than $0.01 per share.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment.

8 Not annualized.

9 Less than $500,000.

10 Annualized.

11 Excludes merger activity.

See notes to financial statements

32	Growth Opportunities Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Growth Opportunities Fund (the Fund) is a non-diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital growth.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1 and Class 1 shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1 shares are available only to certain retirement plans. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and

John Hancock New York. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Fund is the accounting and performance successor to the GMO Small/Mid Cap Growth Fund (the Predecessor Fund), a diversified open-end management investment company organized as a Massachusetts business trust. On June 12, 2006, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A shares of the Fund.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I, Class R1 and Class 1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost,

Semiannual report | Growth Opportunities Fund	33

and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

34	Growth Opportunities Fund | Semiannual report

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$84,691,065	$63,530

Level 2 — Other Significant Observable Inputs	2,851,000	—

Level 3 — Significant Unobservable Inputs	—	—
Total	$87,542,065	$63,530

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I, Class R1 and Class 1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business,

Semiannual report | Growth Opportunities Fund	35

the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Line of credit

The Fund has entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended August 31, 2008, there were no borrowings under the line of credit.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien and security interest in any Fund property to the extent of any overdraft.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

36	Growth Opportunities Fund | Semiannual report

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund had $33,521,041 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: February 28, 2009 — $8,514,595 and February 28, 2010 — $25,006,446. Availability of a certain amount of the loss carryforwards, which were acquired on May 25, 2007 in a merger with the John Hancock Mid Cap Growth Fund, may be limited in a given year. Net capital losses of $13,634,044 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on March 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior year remain subject to examination by the Internal Revenue Service.

New accounting pronouncements

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim reporting periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund declares income dividends and capital gains dividends, if any, annually. During the year ended February 29, 2008, the tax character of distributions paid was as follows: long-term capital gain $21,552. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Semiannual report | Growth Opportunities Fund	37

Note 3
Investment advisory and
other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.78% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.77% of the next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.76% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund and Growth Opportunities Trust, a series of John Hancock Trust. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended August 31, 2008, were equivalent to an annual effective rate of 0.80% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.24% of the Fund’s average annual net assets which are allocated pro rata to all share classes. Furthermore, the Adviser has voluntarily agreed to reimburse or limit these Fund level expenses to 0.20% for the period from May 26, 2007 to February 29, 2009. The agreements exclude taxes, portfolio brokerage commissions, interest, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

In addition, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.54% for Class A shares, 2.24% for Class B, 2.24% for Class C, 1.14% for Class I, 1.64% for Class R1 and 1.09% for Class 1. Accordingly, the expense reductions or reimbursements related to this agreement were $32,609, $12,298, $8,475, $7,801, $7,921 and $98 for Class A, Class B, Class C, Class I, Class R1 and Class 1, respectively for the period ended August 31, 2008. The expense reimbursements and limits will continue in effect until June 30, 2009 and thereafter until terminated by the Adviser on notice to the Trust.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the period ended August 31, 2008, were $4,674 with an annual effective rate of 0.01% of the Fund’s average daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly,

38	Growth Opportunities Fund | Semiannual report

the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R1 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, the Fund has also adopted a Service Plan for Class R1 shares. Under the Service Plan, the Fund may pay up to 0.25% of Class R1 average daily net asset value for certain other services. There were no Service Plan fees incurred for the period ended August 31, 2008.

Class A shares are assessed up-front sales charges of up to 5.00% of the net asset value of such shares. During the period ended August 31, 2008 the Distributor received net up-front sales charges of $14,077 with regard to sales of Class A shares. Of this amount, $2,000 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $8,545 was paid as sales commissions to unrelated broker-dealers and $3,532 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2008, CDSCs received by the Distributor amounted to $8,191 for Class B shares and $76 for Class C shares.

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $16.50 for each Class A, Class B, Class C, Class I and Class R1 shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the period ended August 31, 2008.

In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R1 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. For the period ended August 31, 2008, the transfer agent fees reductions for Class R1 were $46.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended August 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $1,043 for transfer agent credits earned.

Semiannual report | Growth Opportunities Fund	39

Class level expenses including the allocation of the transfer agent fees for the period ended August 31, 2008, were as follows:

	Distribution and	Transfer		Printing and
Share class	service fees	agent fees	Blue sky fees	postage fees

Class A	$110,331	$74,371	$7,858	$17,116
Class B	58,741	11,948	7,704	3,196
Class C	12,720	2,570	7,557	647
Class I	—	4	7,715	82
Class R1	317	78	7,851	89
Class 1	170	—	—	31
Total	$182,279	$88,971	$38,685	$21,161

The Adviser and other affiliates of John Hancock USA owned 4,557 shares of beneficial interest of Class R1 respectively, on August 31, 2008.

Note 4
Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

40	Growth Opportunities Fund | Semiannual report

Note 5
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended February 29, 2008, and the period ended August 31, 2008, along with the corresponding dollar value.

		Year ended 2-29-08	Period ended 8-31-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	199,710	$4,734,281	140,144	$3,003,917
Issued in reorganization	3,812,316	97,964,692	—	—
Distributions reinvested	717	16,781	—	—
Repurchased	(769,487)	(18,231,640)	(303,631)	(6,524,360)
Net increase (decrease)	3,243,256	$84,484,114	(163,487)	($3,520,443)

Class B shares

Sold	44,734	$1,047,067	23,577	$501,035
Issued in reorganization	781,214	19,954,400	—	—
Distributions reinvested	138	3,188	—	—
Repurchased	(228,240)	(5,308,318)	(136,152)	(2,874,696)
Net increase (decrease)	597,846	$15,696,337	(112,575)	($2,373,661)

Class C shares

Sold	23,285	$556,494	11,133	$236,770
Issued in reorganization	126,693	3,236,288	—	—
Distributions reinvested	26	597	—	—
Repurchased	(54,551)	(1,266,527)	(20,183)	(432,318)
Net increase (decrease)	95,453	$2,526,852	(9,050)	($195,548)

Class I shares

Sold	1,206	$29,806	25	$540
Issued in reorganization	2,191	56,536	—	—
Distributions reinvested	—	7	—	—
Repurchased	(11,091)	(267,783)	(1)	(11)
Net increase (decrease)	(7,694)	($181,434)	24	$529

Class R1 shares

Sold	1,329	$30,792	236	$5,037
Distributions reinvested	1	26	—	—
Repurchased	(166)	(3,725)	(120)	(2,468)
Net increase	1,164	$27,093	116	$2,569

Class 1 shares

Sold	27,623	$639,853	26,849	$593,909
Distributions reinvested	3	69	—	—
Repurchased	(14,096)	(345,724)	(4,775)	(102,970)
Net increase	13,530	$294,198	22,074	$490,939

Net increase (decrease)	3,943,555	$102,847,160	(262,898)	($5,595,615)

[1]Semiannual period from 3-1-08 to 8-31-08. Unaudited.

Semiannual report | Growth Opportunities Fund	41

Note 6
Purchases and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2008, aggregated $68,429,242 and $74,717,054, respectively.

Note 7
Reorganization

On May 9, 2007, the shareholders of John Hancock Mid Cap Growth Fund (Mid Cap Growth Fund) approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Mid Cap Growth Fund in exchange for Class A, Class B, Class C and Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 3,812,316 Class A shares, 781,214 Class B shares, 126,693 Class C shares and 2,191 Class I shares of the Fund for the net assets of the Mid Cap Growth Fund, which amounted to $97,964,692, $19,954,400, $3,236,288 and $56,536 for Class A, Class B, Class C and Class I shares of the Mid Cap Growth Fund, respectively, including the total of $21,282,022 of unrealized appreciation, after the close of business on May 25, 2007.

42	Growth Opportunities Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Growth
Opportunities Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Grantham, Mayo, Van Otterloo & Co. LLC (the Subadviser) for the John Hancock Growth Opportunities Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data. Data covered the period since the Fund’s inception through December 31, 2007;

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group;

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser;

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund;

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale;

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department;

(vii) the background and experience of senior management and investment professionals; and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders’ report. The key factors considered by the Board and the conclusions reached are described below.

Semiannual report | Growth Opportunities Fund	43

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than two full years of operational history, and considered the performance results for the Fund since its inception through December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance was lower than the performance of the Category and Peer Group medians, and its benchmark index, the Russell 2500 Growth Index, over the 1-year period. The Adviser discussed its plans with respect to the Fund. The Board recognized the short operational history of the Fund and indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group and lower than the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was higher than the median of the Peer Group and Category. The Board also noted that the Fund’s Net Expense Ratio was higher than the median of the Category but not appreciably higher than the Peer Group.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s expenses and overall plans to improve performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory

44	Growth Opportunities Fund | Semiannual report

Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Growth Opportunities Fund	45

More information

Trustees	Investment adviser
James F. Carlin, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Charles L. Ladner*	Grantham, Mayo, Van Otterloo & Co. LLC
Stanley Martin*
Dr. John A. Moore*	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Steven R. Pruchansky
Gregory A. Russo*	Custodian
*Members of the Audit Committee	State Street Bank & Trust Company
†Non-Independent Trustee
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:

Regular mail	Express mail
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

46	Growth Opportunities Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Growth Opportunities Fund.	840SA 8/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/08

John Hancock
Growth Fund

Semiannual Report
8.31.08

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2008 with the same investment held until August 31, 2008.

Actual expenses/actual return

Account value		Expenses paid
$1,000.00	Ending value	during period
on 3-1-08	on 8-31-08	ended 8-31-08	1
Class A	$1,005.70	$7.08
Class B	$1,002.60	$10.60
Class C	$1,002.60	$10.60
Class I	$1,007.70	$5.06
Class R1	$1,005.20	$7.58

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2008, with the same investment held until August 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Hypothetical example for comparison purposes

Account value		Expenses paid
$1,000.00	Ending value	during period
on 3-1-08	on 8-31-08	ended 8-31-08	1
Class A	$1,018.10	$7.12
Class B	$1,014.60	$10.66
Class C	$1,014.60	$10.66
Class I	$1,020.20	$5.09
Class R1	$1,017.60	$7.63

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.10%, 2.10%, 1.00% and 1.50% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year/365 (to reflect the one-half year period).

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)
(showing percentage of total net assets)

Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.06%

Advertising - 0.10%
Omnicom Group, Inc.	500	$21,195

Aerospace - 1.82%
Alliant Techsystems, Inc. *	100	10,523
Boeing Company	200	13,112
General Dynamics Corp.	1,300	119,990
Goodrich Corp.	300	15,375
Lockheed Martin Corp.	300	34,932
Raytheon Company	200	11,998
Rockwell Collins, Inc.	300	15,777
United Technologies Corp.	2,700	177,093

		398,800
Agriculture - 1.92%
Archer-Daniels-Midland Company	900	22,914
Monsanto Company	3,480	397,590

		420,504
Apparel & Textiles - 0.44%
Coach, Inc. *	1,000	28,990
Mohawk Industries, Inc. *	200	13,810
NIKE, Inc., Class B	900	54,549

		97,349
Auto Parts - 0.34%
AutoZone, Inc. *	200	27,446
Johnson Controls, Inc.	600	18,552
LKQ Corp. *	600	11,238
O'Reilly Automotive, Inc. *	600	17,472

		74,708
Auto Services - 0.14%
AutoNation, Inc. *	400	4,540
Copart, Inc. *	600	26,406

		30,946
Automobiles - 0.11%
PACCAR, Inc.	550	23,683
Banking - 0.27%
Bank of America Corp.	500	15,570
Hudson City Bancorp, Inc.	1,900	35,036
Northern Trust Corp.	100	8,039

		58,645
Biotechnology - 1.59%
Amgen, Inc. *	1,400	87,990
Biogen Idec, Inc. *	1,200	61,116
Genentech, Inc. *	1,200	118,500
Genzyme Corp. *	500	39,150
Illumina, Inc. *	200	17,226
Invitrogen Corp. *	400	16,984
Techne Corp. *	100	7,717

		348,683
Business Services - 1.24%
Accenture, Ltd., Class A	700	28,952
Automatic Data Processing, Inc.	1,000	44,380
FactSet Research Systems, Inc.	100	6,271
Fiserv, Inc. *	800	41,488
Fluor Corp.	700	56,091

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
FTI Consulting, Inc. *	200	$14,680
Global Payments, Inc.	300	14,463
Iron Mountain, Inc. *	400	11,564
Jacobs Engineering Group, Inc. *	400	29,528
Manpower, Inc.	200	9,612
Total Systems Services, Inc.	700	13,944

		270,973
Cable & Television - 0.05%
DIRECTV Group, Inc. *	400	11,284

Chemicals - 0.50%
Air Products & Chemicals, Inc.	200	18,370
FMC Corp.	200	14,708
Praxair, Inc.	600	53,904
Sigma-Aldrich Corp.	400	22,704

		109,686
Coal - 0.16%
Arch Coal, Inc.	200	10,848
Foundation Coal Holdings, Inc.	200	11,830
Peabody Energy Corp.	200	12,590

		35,268
Colleges & Universities - 0.06%
Career Education Corp. *	700	13,125

Computers & Business Equipment - 8.14%
Apple, Inc. *	2,780	471,294
Cisco Systems, Inc. *	23,400	562,770
Cognizant Technology Solutions Corp.,
Class A *	100	2,932
Dell, Inc. *	5,300	115,169
EMC Corp. *	1,100	16,808
Hewlett-Packard Company	4,000	187,680
Ingram Micro, Inc., Class A *	300	5,673
International Business Machines Corp.	2,980	362,755
Juniper Networks, Inc. *	600	15,420
Lexmark International, Inc. *	200	7,194
Western Digital Corp. *	1,300	35,438

		1,783,133
Construction & Mining Equipment - 0.13%
Joy Global, Inc.	200	14,208
National Oilwell Varco, Inc. *	200	14,746

		28,954
Containers & Glass - 0.08%
Owens-Illinois, Inc. *	400	17,840

Cosmetics & Toiletries - 4.89%
Avon Products, Inc.	1,000	42,830
Colgate-Palmolive Company	2,900	220,487
Estee Lauder Companies, Inc., Class A	300	14,931
Kimberly-Clark Corp.	1,300	80,184
Procter & Gamble Company	10,200	711,654

		1,070,086
Crude Petroleum & Natural Gas - 3.63%
Apache Corp.	1,000	114,380
Cabot Oil & Gas Corp.	200	8,888

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas
(continued)
Chesapeake Energy Corp.	1,200	$58,080
Devon Energy Corp.	300	30,615
EOG Resources, Inc.	900	93,978
Hess Corp.	1,120	117,275
Noble Energy, Inc.	200	14,346
Occidental Petroleum Corp.	2,300	182,528
Patterson-UTI Energy, Inc.	400	11,368
Pioneer Natural Resources Company	200	12,634
Quicksilver Resources, Inc. *	300	7,257
Southwestern Energy Company *	1,300	49,881
Sunoco, Inc.	400	17,752
Unit Corp. *	200	13,546
W&T Offshore, Inc.	200	7,032
Whiting Petroleum Corp. *	100	9,624
XTO Energy, Inc.	900	45,369

		794,553
Domestic Oil - 0.23%
Comstock Resources, Inc. *	200	12,988
Denbury Resources, Inc. *	700	17,423
Encore Aquisition Company *	200	10,312
Range Resources Corp.	200	9,284

		50,007
Drugs & Health Care - 0.57%
BioMarin Pharmaceutical, Inc. *	300	9,042
Perrigo Company	700	24,493
Wyeth	2,100	90,888

		124,423
Educational Services - 0.33%
Apollo Group, Inc., Class A *	600	38,208
DeVry, Inc.	100	5,158
ITT Educational Services, Inc. *	200	17,782
Strayer Education, Inc.	50	10,492

		71,640
Electrical Equipment - 0.55%
Emerson Electric Company	2,100	98,280
FLIR Systems, Inc. *	600	21,420

		119,700
Electrical Utilities - 0.07%
Exelon Corp.	100	7,596
FirstEnergy Corp.	100	7,264

		14,860
Electronics - 0.28%
Amphenol Corp., Class A	200	9,504
Itron, Inc. *	100	10,358
L-3 Communications Holdings, Inc.	400	41,576

		61,438
Financial Services - 2.03%
BlackRock, Inc.	200	43,450
Capital One Financial Corp.	200	8,828
Charles Schwab Corp.	700	16,793
Citigroup, Inc.	3,200	60,768
Goldman Sachs Group, Inc.	340	55,750

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
JP Morgan Chase & Company	300	$11,547
Leucadia National Corp.	200	9,258
MasterCard, Inc., Class A	360	87,318
Merrill Lynch & Company, Inc.	500	14,175
Morgan Stanley	700	28,581
Nasdaq Stock Market, Inc. *	300	9,807
SEI Investments Company	400	9,448
SLM Corp. *	700	11,557
State Street Corp.	200	13,534
T. Rowe Price Group, Inc.	300	17,808
Western Union Company	1,700	46,954

		445,576
Food & Beverages - 6.15%
General Mills, Inc.	900	59,562
H.J. Heinz Company	400	20,128
Kellogg Company	400	21,776
Kraft Foods, Inc., Class A	1,107	34,881
Pepsi Bottling Group, Inc.	400	11,832
PepsiCo, Inc.	7,700	527,296
Sysco Corp.	1,100	35,013
The Coca-Cola Company	11,600	604,012
William Wrigley, Jr. Company	400	31,792

		1,346,292
Gas & Pipeline Utilities - 0.63%
Transocean, Inc. *	1,089	138,521

Healthcare Products - 6.88%
Baxter International, Inc.	1,200	81,312
Becton, Dickinson & Company	600	52,428
C.R. Bard, Inc.	300	28,035
DENTSPLY International, Inc.	300	11,757
Gen-Probe, Inc. *	200	11,950
IDEXX Laboratories, Inc. *	200	11,260
Intuitive Surgical, Inc. *	150	44,290
Johnson & Johnson	9,800	690,214
Medtronic, Inc.	3,600	196,560
Patterson Companies, Inc. *	500	16,270
Stryker Corp.	2,000	134,380
Varian Medical Systems, Inc. *	500	31,580
Zimmer Holdings, Inc. *	2,700	195,453

		1,505,489
Healthcare Services - 4.58%
Cardinal Health, Inc.	1,200	65,976
Covance, Inc. *	300	28,302
Coventry Health Care, Inc. *	1,200	42,024
Express Scripts, Inc. *	2,300	168,843
Humana, Inc. *	200	9,280
McKesson Corp.	1,200	69,336
Medco Health Solutions, Inc. *	1,100	51,535
Quest Diagnostics, Inc.	200	10,810
UnitedHealth Group, Inc.	15,500	471,975
WellPoint, Inc. *	1,600	84,464

		1,002,545
Holdings Companies/Conglomerates - 0.11%
Textron, Inc.	600	24,660

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Homebuilders - 0.04%
D.R. Horton, Inc.	100	$1,246
Lennar Corp., Class A	600	7,890

		9,136
Hotels & Restaurants - 0.42%
McDonald's Corp.	1,000	62,050
Starbucks Corp. *	1,000	15,560
Yum! Brands, Inc.	400	14,272

		91,882
Household Products - 0.13%
Clorox Company	200	11,820
Energizer Holdings, Inc. *	200	16,988

		28,808
Industrial Machinery - 1.36%
AGCO Corp. *	200	12,326
Cameron International Corp. *	500	23,295
Deere & Company	2,300	162,311
Donaldson Company, Inc.	300	13,173
Flowserve Corp.	300	39,636
FMC Technologies, Inc. *	400	21,424
Parker-Hannifin Corp.	400	25,628

		297,793
Industrials - 0.12%
Fastenal Company	300	15,579
Harsco Corp.	200	10,528

		26,107
Insurance - 1.54%
Aetna, Inc.	200	8,628
AFLAC, Inc.	2,100	119,070
Allstate Corp.	300	13,539
American International Group, Inc.	1,900	40,831
Assurant, Inc.	200	11,686
Brown & Brown, Inc.	400	8,128
Chubb Corp.	300	14,403
MetLife, Inc.	200	10,840
Philadelphia Consolidated Holding Corp. *	400	23,892
Prudential Financial, Inc.	200	14,742
The Travelers Companies, Inc.	1,400	61,824
W.R. Berkley Corp.	400	9,424

		337,007
International Oil - 8.59%
Anadarko Petroleum Corp.	300	18,519
Chevron Corp.	5,500	474,760
ConocoPhillips	1,800	148,518
Exxon Mobil Corp.	13,600	1,088,136
Murphy Oil Corp.	500	39,265
Nabors Industries, Ltd. *	800	28,480
Noble Corp.	400	20,116
Weatherford International, Ltd. *	1,600	61,728

		1,879,522
Internet Content - 1.54%
Google, Inc., Class A *	730	338,202
Internet Retail - 0.99%
Amazon.com, Inc. *	700	56,567

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Retail (continued)
eBay, Inc. *	6,400	$159,552

		216,119
Internet Software - 0.11%
Salesforce.com, Inc. *	200	11,204
VeriSign, Inc. *	400	12,788

		23,992
Leisure Time - 0.03%
International Game Technology	300	6,429

Life Sciences - 0.18%
Applied Biosystems, Inc.	400	14,596
Pharmaceutical Product Development, Inc.	300	12,240
Waters Corp. *	200	13,650

		40,486
Liquor - 0.46%
Anheuser-Busch Companies, Inc.	1,400	95,004
Central European Distribution Corp. *	100	5,769

		100,773
Manufacturing - 1.24%
3M Company	2,200	157,520
Danaher Corp.	1,000	81,570
Harley-Davidson, Inc.	500	19,890
SPX Corp.	100	11,925

		270,905
Metal & Metal Products - 0.10%
Precision Castparts Corp.	100	10,326
Reliance Steel & Aluminum Company	200	11,402

		21,728
Mining - 0.24%
Compass Minerals International, Inc.	100	6,927
Freeport-McMoRan Copper & Gold, Inc.,
Class B	100	8,932
Newmont Mining Corp.	800	36,080

		51,939
Mobile Homes - 0.03%
Thor Industries, Inc.	300	6,894

Office Furnishings & Supplies - 0.03%
Office Depot, Inc. *	800	5,632

Petroleum Services - 1.52%
Atwood Oceanics, Inc. *	200	8,132
Baker Hughes, Inc.	400	32,004
BJ Services Company	800	21,480
Diamond Offshore Drilling, Inc.	300	32,973
ENSCO International, Inc.	100	6,778
Halliburton Company	900	39,546
Helmerich & Payne, Inc.	200	11,424
Oceaneering International, Inc. *	200	12,482
Schlumberger, Ltd.	850	80,087
Smith International, Inc.	300	20,910
Valero Energy Corp.	1,900	66,044

		331,860

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals - 6.34%
Abbott Laboratories	4,300	$246,949
Allergan, Inc.	300	16,761
AmerisourceBergen Corp.	300	12,303
Barr Pharmaceuticals, Inc. *	200	13,508
Bristol-Myers Squibb Company	3,600	76,824
Eli Lilly & Company	2,500	116,625
Forest Laboratories, Inc. *	2,100	74,949
Gilead Sciences, Inc. *	6,100	321,348
Merck & Company, Inc.	3,900	139,113
OSI Pharmaceuticals, Inc. *	200	10,100
Pfizer, Inc.	18,800	359,268

		1,387,748
Publishing - 0.06%
McGraw-Hill Companies, Inc.	300	12,852

Railroads & Equipment - 0.76%
Burlington Northern Santa Fe Corp.	500	53,700
CSX Corp.	1,100	71,148
Norfolk Southern Corp.	100	7,353
Union Pacific Corp.	400	33,560

		165,761
Real Estate - 0.05%
Annaly Capital Management, Inc., REIT	700	10,472

Retail Grocery - 0.05%
The Kroger Company	400	11,048

Retail Trade - 11.11%
Abercrombie & Fitch Company, Class A	600	31,470
Advance Auto Parts, Inc.	500	21,520
American Eagle Outfitters, Inc.	600	9,030
Bed Bath & Beyond, Inc. *	1,400	42,924
Best Buy Company, Inc.	1,000	44,770
Costco Wholesale Corp.	1,100	73,766
CVS Caremark Corp.	1,200	43,920
Dollar Tree, Inc. *	300	11,508
Family Dollar Stores, Inc.	200	4,984
GameStop Corp., Class A *	400	17,548
Home Depot, Inc.	7,700	208,824
Kohl's Corp. *	1,300	63,921
Lowe's Companies, Inc.	6,400	157,696
Ross Stores, Inc.	300	12,063
Staples, Inc.	3,300	79,860
Target Corp.	3,000	159,060
The Gap, Inc.	600	11,670
The TJX Companies, Inc.	900	32,616
Urban Outfitters, Inc. *	400	14,248
Walgreen Company	5,400	196,722
Wal-Mart Stores, Inc.	20,200	1,193,214

		2,431,334
Sanitary Services - 0.14%
Ecolab, Inc.	300	13,722
Stericycle, Inc. *	300	17,790

		31,512
Semiconductors - 0.75%
Cypress Semiconductor Corp. *	500	16,210

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Intel Corp.	4,300	$98,341
Lam Research Corp. *	300	11,028
QLogic Corp. *	600	11,208
Silicon Laboratories, Inc. *	400	13,484
Texas Instruments, Inc.	600	14,706

		164,977
Software - 6.60%
Adobe Systems, Inc. *	900	38,547
ANSYS, Inc. *	300	13,305
BMC Software, Inc. *	300	9,768
Citrix Systems, Inc. *	800	24,216
Microsoft Corp.	32,400	884,196
Oracle Corp. *	21,700	475,881

		1,445,913
Steel - 0.17%
Nucor Corp.	700	36,750
Telecommunications Equipment &

Services - 2.07%
QUALCOMM, Inc.	8,600	452,790

Telephone - 0.55%
AT&T, Inc.	1,700	54,383
Verizon Communications, Inc.	1,900	66,728

		121,111
Tobacco - 2.01%
Altria Group, Inc.	8,900	187,167
Philip Morris International, Inc.	4,400	236,280
UST, Inc.	300	16,077

		439,524
Transportation - 0.22%
C.H. Robinson Worldwide, Inc.	800	41,688
Frontline, Ltd.	100	6,041

		47,729
Trucking & Freight - 0.49%
FedEx Corp.	200	16,564
United Parcel Service, Inc., Class B	1,400	89,768

		106,332

TOTAL COMMON STOCKS (Cost $21,216,159)		$21,465,633

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.79%

Repurchase Agreement with State
Street Corp. dated 08/29/2008 at
1.70% to be repurchased at
$393,074 on 09/02/2008,
collateralized by $315,000 Federal
National Mortgage Association,
7.125% due 01/15/2030 (valued at
$403,988, including interest)	$393,000	$393,000

TOTAL REPURCHASE AGREEMENTS
(Cost $393,000)		$393,000

Total Investments (Growth Fund)
(Cost $21,609,159) - 99.85%		$21,858,633
Other Assets in Excess of Liabilities - 0.15%		32,469

TOTAL NET ASSETS - 100.00%		$21,891,102

Footnotes

Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend

REIT - Real Estate Investment Trust

* Non-Income Producing

The accompanying notes are an integral part of the financial statements.
5

† At August 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $21,647,208. Net unrealized appreciation aggregated $211,425, of which $1,789,879 related to appreciated investment securities and $1,578,454 related to depreciated investment securities.

The Fund had the following financial futures contracts open on August 31, 2008:

OPEN CONTRACTS	NUMBER OF		EXPIRATION
	CONTRACTS	POSITION	DATE	UNREALIZED DEPRECIATION

S&P Mini 500 Index Futures	2	Long	Sep 2008	$2,720

John Hancock Funds III
Funds III Growth Fund
Statements of Assets and Liabilities — August 31, 2008 (Unaudited)

Assets

Investments, at value (Cost $21,609,159)	$21,858,633
Cash	566
Cash collateral at brokers for futures contracts	21,600
Receivable for fund shares sold	18,331
Dividends and interest receivable	44,513
Receivable due from adviser	613
Other assets	34,227
Total assets	21,978,483

Liabilities

Payable for fund shares repurchased	425
Payable for futures variation margin	1,540
Payable to affiliates
Fund administration fees	129
Transfer agent fees	5,387
Distribution and service fees	185
Other payables and accrued expenses	79,715
Total liabilities	87,381

Net assets

Capital paid-in	$23,208,947
Undistributed net investment income	11,983
Accumulated undistributed net realized loss on
investments and futures contracts	(1,576,582)
Net unrealized appreciation on investments and
futures	246,754
Net assets	$21,891,102

Net asset value per share

The Funds have an unlimited number of shares
authorized with no par value. Net asset value is
calculated by dividing the net assets of each
class of shares by the number of outstanding
shares in the class.

Class A
Net assets	$19,763,646
Shares outstanding	1,022,108
Net asset value and redemption price per share	$19.34

Class B1
Net assets	$644,091
Shares outstanding	33,782
Net asset value and offering price per share	$19.07

Class C1
Net assets	$1,290,987
Shares outstanding	67,715
Net asset value and offering price per share	$19.07

Class I
Net assets	$69,126
Shares outstanding	3,540
Net asset value, offering price and redemption
price per share	$19.53

Class R1
Net assets	$123,252
Shares outstanding	6,400
Net asset value, offering price and redemption
price per share	$19.26

Maximum public offering price per share
Class A (net asset value per share ÷ 95%)[2]	$20.36

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

1

John Hancock Funds III
Funds III Growth Fund
Statements of Operations — August 31, 2008 (Unaudited)1

Investment income

Dividends	$180,815
Interest	3,486

Total investment income	184,301

Expenses

Investment management fees (Note 3)	93,728
Distribution and service fees (Note 3)	43,531
Transfer agent fees (Note 3)	10,866
Blue sky fees (Note 3)	38,240
Fund administration fees (Note 3)	1,392
Audit and legal fees	20,179
Printing and postage fees (Note 3)	5,638
Custodian fees	17,102
Trustees' fees (Note 4)	1,698
Registration and filing fees	6,909
Miscellaneous	199

Total expenses	239,482

Less expense reductions (Note 3)	(67,120)
Transfer agent credits (Note 3)	(44)

Net expenses	172,318

Net investment income	11,983

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(826,738)
Futures contracts	971
(825,767)

Change in net unrealized appreciation
(depreciation) of
Investments	1,001,886
Futures contracts	(1,282)
1,000,604

Net realized and unrealized gain	174,837

Increase in net assets from operations	$186,820

1Semiannual period from 3-1-08 to 8-31-08.

See notes to financial statements.

1

John Hancock Funds III
Funds III Growth Fund
Statements of Changes in Net Assets

	Year ended	Period ended
	2-29-08	8-31-08 1

Increase (decrease) in net assets

From operations
Net investment income (loss)	$(7,022)	$11,983
Net realized gain (loss)	99,196	(825,767)
Change in net unrealized appreciation
(depreciation)	(2,053,304)	1,000,604

Increase (decrease) in net assets resulting
from operations	(1,961,130)	186,820

Distributions to shareholders
From net realized gain
Class A	(1,315,122)	—
Class B	(41,970)	—
Class C	(111,505)	—
Class I	(11,243)	—
Class R1	(6,262)	—

Total distributions	(1,486,102)	—

From Fund share transactions (Note 5)	6,383,423	(3,370,377)

Total increase (decrease)	2,936,191	(3,183,557)

Net assets

Beginning of period	22,138,468	25,074,659

End of period	$25,074,659	$21,891,102

Undistributed net investment income	$—	$11,983

1 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

See notes to financial statements.

Growth Fund
Financial Highlights
Class A

Period ended		2-28-07	1	2-29-08	8-31-08	2
Per share operating performance

Net asset value, beginning of period		$20.00		$21.65	$19.23
Net investment income	3	-	4	0.01	0.02
Net realized and unrealized gain (loss) on investments		1.91		(1.25)	0.09
Total from investment operations		1.91		(1.24)	0.11
Less distributions
From net investment income		(0.04)		-	-
From net realized gain		(0.22)		(1.18)	-
		(0.26)		(1.18)	-
Net asset value, end of period		$21.65		$19.23	$19.34
Total return (%)	5,6	9.57	7	(6.28)	0.57	7

Ratios and supplemental data

Net assets, end of period (in millions)		$21		$22	$20
Ratios (as a percentage of average net assets):
Expenses before reductions		2.00	8	1.85	1.71	8
Expenses net of fee waivers		1.39	8	1.40	1.40	8
Expenses net of all fee waivers and credits		1.39	8	1.40	1.40	8
Net investment income		0.01	8	0.04	0.17	8
Portfolio turnover (%)		93		95	32

1 Class A shares began operations on 6-12-06.
2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.
3 Based on the average of the shares outstanding.
4 Less than $0.01 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Assumes dividend reinvestment and does not reflect the effect of sales charges.
7 Not annualized.
8 Annualized.

Growth Fund
Financial Highlights
Class B

Period ended		2-28-07	1	2-29-08	8-31-08	2
Per share operating performance

Net asset value, beginning of period		$20.00		$21.59	$19.02
Net investment loss	3	(0.11)		(0.15)	(0.05)
Net realized and unrealized gain (loss) on investments		1.92		(1.24)	0.10
Total from investment operations		1.81		(1.39)	0.05
Less distributions
From net realized gain		(0.22)		(1.18)	-

Net asset value, end of period		$21.59		$19.02	$19.07
Total return (%)	4,5	9.05	6	(7.01)	0.26	6

Ratios and supplemental data

Net assets, end of period (in millions)		-	7	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions		11.94	8	4.74	4.58	8
Expenses net of fee waivers		2.09	8	2.10	2.10	8
Expenses net of all fee waivers and credits		2.09	8	2.10	2.10	8
Net investment income (loss)		(0.68)	8	(0.68)	(0.53)	8
Portfolio turnover (%)		93		95	32

1 Class B shares began operations on 6-12-06.
2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.
3 Based on the average of the shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Assumes dividend reinvestment and does not reflect the effect of sales charges.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

Growth Fund
Financial Highlights
Class C

Period ended		2-28-07	1	2-29-08	8-31-08	2
Per share operating performance

Net asset value, beginning of period		$20.00		$21.59	$19.02
Net investment loss	3	(0.10)		(0.15)	(0.05)
Net realized and unrealized gain (loss) on investments		1.91		(1.24)	0.10
Total from investment operations		1.81		(1.39)	0.05
Less distributions
From net realized gain		(0.22)		(1.18)	-

Net asset value, end of period		$21.59		$19.02	$19.07
Total return (%)	4,5	9.05	6	(7.01)	0.26	6

Ratios and supplemental data

Net assets, end of period (in millions)		$1		$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions		7.70	7	3.46	3.31	7
Expenses net of fee waivers		2.10	7	2.10	2.10	7
Expenses net of all fee waivers and credits		2.10	7	2.10	2.10	7
Net investment loss		(0.66)	7	(0.68)	(0.52)	7
Portfolio turnover (%)		93		95	32

1 Class C shares began operations on 6-12-06.
2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.
3 Based on the average of the shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Assumes dividend reinvestment and does not reflect the effect of sales charges.
6 Not annualized.
7 Annualized.

Growth Fund
Financial Highlights
Class I

Period ended	2-28-07	1	2-29-08	8-31-08	2
Per share operating performance

Net asset value, beginning of period	$20.00	$21.73	$19.38
Net investment income	3	0.06	0.09	0.06
Net realized and unrealized gain (loss) on investments	1.97	(1.26)	0.09
Total from investment operations	2.03	(1.17)	0.15
Less distributions
From net investment income	(0.08)	-	-
From net realized gain	(0.22)	(1.18)	-
(0.30)	(1.18)	-
Net asset value, end of period	$21.73	$19.38	$19.53
Total return (%)	4,5	10.18	6	(5.94)	0.77	6

Ratios and supplemental data

Net assets, end of period (in millions)	-	7	-	7	-	7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90	8	9.72	28.55	8
Expenses net of fee waivers	1.00	8	1.00	1.00	8
Expenses net of all fee waivers and credits	1.00	8	1.00	1.00	8
Net investment income	0.43	8	0.40	0.58	8
Portfolio turnover (%)	93	95	32

1 Class I shares began operations on 6-12-06.
2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.
3 Based on the average of the shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Assumes dividend reinvestment and does not reflect the effect of sales charges.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

Growth Fund
Financial Highlights
Class R1

Period ended	2-28-07	1	2-29-08	2-29-08	2
Per share operating performance

Net asset value, beginning of period	$20.00	$21.60	$19.16
Net investment income (loss)	3	(0.05)	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	1.90	(1.25)	0.09
Total from investment operations	1.85	(1.26)	0.10
Less distributions
From net investment income	(0.03)	-	-
From net realized gain	(0.22)	(1.18)	-
(0.25)	(1.18)	-
Net asset value, end of period	$21.60	$19.16	$19.26
Total return (%)	4,5	9.27	6	(6.39)	0.52	6
Ratios and supplemental data

Net assets, end of period (in millions)	-	7	-	7	-	7
Ratios (as a percentage of average net assets):
Expenses before reductions	21.55	8	15.85	14.56	8
Expenses net of fee waivers	1.74	8	1.50	1.50	8
Expenses net of all fee waivers and credits	1.74	8	1.50	1.50	8
Net investment income (loss)	(0.34)	8	(0.06)	0.08	8
Portfolio turnover (%)	93	95	32

1 Class R1 shares began operations on 6-12-06.
2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.
3 Based on the average of the shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Assumes dividend reinvestment and does not reflect the effect of sales charges.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

Note 1
Organization
John Hancock Growth Fund (the Fund) is a non-diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital growth.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I and Class R1 shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1 shares are available only to certain retirement plans. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation
The net asset value of Class A, Class B and Class C, Class I and Class R1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$21,465,633	($2,720)

Level 2 – Other Significant Observable Inputs	393,000	-

Level 3 – Significant Unobservable Inputs	-	-

Total	$21,858,633	($2,720)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Investment transactions
Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations
Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I and Class R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications
Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses
The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Line of credit
The Fund has entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended August 31, 2008, there were no significant borrowings under the line of credit.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien and security interest in any Fund property to the extent of any overdraft.

Futures
The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Federal income taxes
The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. Net capital losses of $733,332 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on March 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund's fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund's financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

New accounting pronouncement
In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim reporting periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains
The Fund declares and pays dividends annually. Capital gains, if any, are distributed annually. The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended February 29, 2008, the tax character of distributions paid was as follows: ordinary income $1,248,461 and long-term capital gain $237,641. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Investment advisory and other agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.78% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.77% of the next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.76% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund and Growth Trust, a series of John Hancock Trust. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended August 31, 2008, were equivalent to an annual effective rate of 0.80% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.11% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excludes taxes, portfolio brokerage commissions, interest, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

In addition, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.40% for Class A shares, 2.10% for Class B, 2.10% for Class C, 1.00% for Class I and 1.50% for Class R1. Accordingly, the expense reductions or reimbursements related to this agreement were $32,468, $8,467, $10,332, $7,745 and $8,062 for Class A, Class B, Class C, Class I and Class R1, respectively for the period August 31, 2008. The expense reimbursements and limits will continue in effect until June 30, 2009 and thereafter until terminated by the Adviser on notice to the Trust.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the period ended August 31, 2008, were $1,392 with an annual effective rate of 0.01% of the Fund’s average daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, the Fund has also adopted a Service Plan for Class R1 shares. Under the Service Plan, the Fund may pay up to 0.25% of Class R1 average daily net asset value for certain other services. There were no Service Plan fees incurred for the year ended August 31, 2008.

Class A shares are assessed up-front sales charges. During the period ended August 31, 2008, the Distributor received net up-front sales charges of $6,943 with regard to sales of Class A shares. Of this amount, $1,049 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $5,894 was paid as sales commissions to unrelated broker-dealers and there were no sales commissions paid to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2008, CDSCs received by the Distributor amounted to $2,722 for Class B shares and there were no CDSCs for Class C shares.

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $16.50 for each Class A, Class B, Class C, Class I and Class R1 shareholder accounts.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the period ended August 31, 2008.

In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R1 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. For the period ended August 31, 2008, the transfer agent fees reductions for Class R1 were $46.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended August 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $44 for transfer agent credits earned.

Class level expenses including the allocation of the transfer agent fees for the period ended August 31, 2008, were as follows:

	Distribution and	Transfer		Printing and
Share class	service fees	agent fees	Blue sky fees	postage fees

Class A	$31,303	$8,375	$8,369	$4,761

Class B	3,408	685	7,271	154

Class C	8,510	1,713	7,338	413

Class I	-	15	7,437	234

Class R1	310	78	7,825	76

Total	$43,531	$10,866	$38,240	$5,638

Note 4
Trustees’ Fees
The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

Note 5
Fund share transactions
This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended February 29, 2008, and the period ended August 31, 2008, along with the corresponding dollar value.

	Year ended		Period ended[1]
	2-29-08		8-31-08

	Shares	Amount	Shares	Amount
Class A shares
Sold	253,211	$5,635,153	36,032	$696,127
Distributions reinvested	60,442	1,296,476	—	—
Repurchased	(100,129)	(2,102,448)	(176,260)	(3,450,541)

Net increase (decrease)	213,524	$4,829,181	(140,228)	$(2,754,414)

Class B shares
Sold	29,429	$643,344	3,136	$60,242
Distributions reinvested	1,972	41,918	—	—
Repurchased	(13,671)	(298,183)	(6,721)	(129,677)

Net increase (decrease)	17,730	$387,079	(3,585)	$(69,435)

Class C shares
Sold	71,331	$1,568,194	11,443	$219,149
Distributions reinvested	4,932	104,855	—	—
Repurchased	(22,472)	(471,936)	(40,032)	(770,943)

Net increase (decrease)	53,791	$1,201,113	(28,589)	$(551,794)

Class I shares
Sold	7,959	$180,651	2,898	$56,824
Distributions reinvested	520	11,243	—	—
Repurchased	(11,806)	(252,855)	(2,630)	(52,028)

Net increase	(3,327)	$(60,961)	268	$4,796

Class R1 shares
Sold	1,028	$20,749	188	$3,640
Distributions reinvested	293	6,262	—	—
Repurchased	—	—	(168)	(3,170)

Net increase	1,321	$27,011	20	$470

Net increase (decrease)	283,039	$6,383,423	(172,114)	$(3,370,377)

1Semiannual period from 3-1-08 to 8-31-08. Unaudited.

The Adviser and other affiliates of John Hancock USA owned 779,618 and 5,338 shares of beneficial interest of Class A and Class R1, respectively, on August 31, 2008.

Note 6
Purchase and sale of securities
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2008, aggregated $7,372,720 and $10,849,696, respectively.

Note 7
Subsequent event
On September 8, 2008, the Board of Trustees of the Fund approved the proposed liquidation of the Fund. The liquidation occurred on October 24, 2008.

INSERT TO SHAREHOLDER REPORTS

Board Consideration of and Continuation of
Investment Advisory Agreement and Subadvisory Agreement:
John Hancock Growth Fund

   The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Funds III (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Investment Management Services, LLC (the “Adviser”) and (ii) the investment subadvisory agreement (the “Subadvisory Agreement”) with Grantham, Mayo, Van Otterloo & Co. LLC (the “Subadviser”) for the John Hancock Growth Fund (the “Fund”). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

   At meetings held on May 5-6 and June 9-10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

   In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

   (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”). The funds within each Category and Peer Group were selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data. Data covered the period since the Fund’s inception through December 31, 2007,

   (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

   (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

   (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

   (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

   (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

   (vii) the background and experience of senior management and investment professionals, and

1

   (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

   The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, Extent and Quality of Services

   The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

   Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund Performance

   The Board noted that the Fund had less than two full years of operational history, and considered the performance results for the Fund since its inception through December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

   The Board noted that the Fund’s performance was lower than the performance of the Category and Peer Group medians, and its benchmark index, the Russell 1000 Growth Index, over the 1-year period. The Adviser discussed its plans with respect to the Fund. The Board recognized the short operational history of the Fund and indicated its intent to continue to monitor the Fund’s performance trends.

2

Investment Advisory Fee and Subadvisory Fee Rates and Expenses

   The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rate of the Peer Group or Category.

   The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was higher than the median of the Peer Group and Category. The Board also noted that the Fund’s Net Expense Ratio was higher than the median of the Category but not appreciably higher than the Peer Group.

   The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s expenses and overall plans to improve performance supported the re-approval of the Advisory Agreements.

   The Board also received information about the investment subadvisory fee rate (the “Subadvisory Agreement Rate”) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

   The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

   The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

3

Economies of Scale

   The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

   To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information About Services to Other Clients

   The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other Benefits to the Adviser

   The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

   The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other Factors and Broader Review

   As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

   After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its

4

shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

5

A look at performance

For the periods ended August 31, 2008

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	6-12-06	–15.74	—	—	4.21	–12.76	–15.74	—	—	9.62

B	6-12-06	–16.14	—	—	4.59	–13.12	–16.14	—	—	10.50

C	6-12-06	–12.85	—	—	5.83	–9.43	–12.85	—	—	13.45

I1	6-12-06	–10.96	—	—	7.09	–7.99	–10.96	—	—	16.49

R1[1]	6-12-06	–11.31	—	—	6.45	–8.24	–11.31	—	—	14.93

1[1]	6-12-06	–10.91	—	—	7.13	–7.95	–10.91	—	—	16.58

NAV[1]	12-27-06	–10.85	—	—	–2.46	–7.92	–10.85	—	—	–4.09

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R1, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2009. The net expenses are as follows: Class A — 1.56%, Class B — 2.40%, Class C —2.40%, Class I — 1.20%, Class R1 — 1.70%, Class 1 — 1.15%, Class NAV — 1.10%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A —2.21%, Class B — 4.62%, Class C — 3.73%, Class I — 5.07%, Class R1 — 14.42%, Class 1 — 1.83%, Class NAV — 1.77%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Fund’s Class I, Class R1, Class 1 and Class NAV share prospectuses.

6	International Growth Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in International Growth Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B	6-12-06	$11,350	$11,050	$11,055	$11,006

C2	6-12-06	11,345	11,345	11,055	11,006

I3	6-12-06	11,649	11,649	11,055	11,006

R1[3]	6-12-06	11,493	11,493	11,055	11,006

1[3]	6-12-06	11,658	11,658	11,055	11,006

NAV[3]	12-27-06	9,591	9,591	9,444	9,212

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class 1 and Class NAV shares, respectively, as of August 31, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P/Citigroup Primary Market Index (PMI) Europe, Pacific, Asia Composite (EPAC) Growth Style Index —Index 1 — is an independently maintained and published index composed of stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index (BMI) (which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD 100 million), representing the top 80% of available capital of the BMI in each country.

MSCI EAFE (Europe, Australasia, Far East) Net Total Return Index — Index 2 — is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of June 2007, the MSCI EAFE Index consisted of the following 21 developed market country indexes Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Returns are calculated and presented net of withholding tax.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I, Class R1, Class 1 and Class NAV share prospectuses.

Semiannual report | International Growth Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2008 with the same investment held until August 31, 2008.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$918.20	$7.54

Class B	1,000.00	914.50	11.58

Class C	1,000.00	914.90	11.58

Class I	1,000.00	920.10	5.81

Class R1	1,000.00	917.60	8.22

Class 1	1,000.00	920.50	5.57

Class NAV	1,000.00	920.80	5.33

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Growth Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2008, with the same investment held until August 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$1,017.30	$7.93

Class B	1,000.00	1,013.10	12.18

Class C	1,000.00	1,013.10	12.18

Class I	1,000.00	1,019.20	6.11

Class R1	1,000.00	1,016.60	8.64

Class 1	1,000.00	1,019.40	5.85

Class NAV	1,000.00	1,019.70	5.60

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.56%, 2.40%, 2.40%, 1.20%, 1.70%, 1.15%, and 1.10% for Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

Semiannual report | International Growth Fund	9

Portfolio summary

Top 10 holdings[1]

GlaxoSmithKline PLC	4.5%	Potash Corp. of Saskatchewan, Inc.	2.6%

BG Group PLC	3.4%	Roche Holdings AG Genusschein	2.1%

Nestle SA	3.4%	Total SA	2.1%

Novartis AG	2.8%	Nokia AB Oyj	1.9%

Telefonica SA	2.6%	Rio Tinto PLC	1.8%

Sector distribution[1,2]

Consumer Non-cyclical	29%	Industrial	9%

Basic Materials	13%	Technology	4%

Consumer Cyclical	10%	Financial	4%

Energy	10%	Utilities	3%

Communications	9%	Short-term Investments & Other	9%

1 As a percentage of net assets on August 31, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

10	International Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-08 (unaudited)

This schedule is divided into four main categories: common stocks, preferred stocks, rights and repurchase agreements. Common stocks and preferred stocks are further broken down by country. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 89.39%		$43,749,360

(Cost $46,180,435)

Australia 5.14%		2,516,248

AMP, Ltd.	7,540	44,638

Australian Stock Exchange, Ltd.	3,499	104,980

BHP Billiton, Ltd.	4,898	172,026

Brambles, Ltd.	12,040	78,999

CSL, Ltd.	6,863	239,521

CSR, Ltd.	17,494	39,698

Foster’s Group, Ltd.	16,592	79,191

Incitec Pivot, Ltd.	916	124,615

Leighton Holdings, Ltd.	923	36,423

Macquarie Group, Ltd.	662	24,548

Newcrest Mining, Ltd. *	4,321	101,330

Oil Search, Ltd.	6,837	34,930

Origin Energy, Ltd.	6,083	83,915

QBE Insurance Group, Ltd.	1,124	22,860

Rio Tinto, Ltd.	1,236	134,011

St. George Bank, Ltd.	1,640	42,294

TABCORP Holdings, Ltd.	3,284	23,990

Telstra Corp., Ltd.	27,131	100,712

Toll Holdings, Ltd.	6,198	36,697

Virgin Blue Holdings, Ltd.	6,198	3,040

Wesfarmers, Ltd.	2,075	54,402

Westpac Banking Corp., Ltd.	1,338	26,740

Woodside Petroleum, Ltd.	8,144	437,438

Woolworths, Ltd.	15,585	376,261

WorleyParsons, Ltd.	2,954	92,989

Austria 0.26%		127,771

Immofinanz Immobilien Anlage AG	4,969	45,133

Oesterreichische Elektrizitaets AG, Class A	1,096	82,638

Belgium 0.16%		78,008

Belgacom SA	843	33,568

Colruyt SA	163	44,440

See notes to financial statements

Semiannual report | International Growth Fund	11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Bermuda 0.22%		$105,166

Frontline, Ltd.	435	26,024

SeaDrill, Ltd., GDR	2,900	79,142

Canada 5.66%		2,771,087

Agrium, Inc.	2,000	169,166

Canadian National Railway Company	3,500	183,636

Canadian Natural Resources, Ltd.	1,200	102,437

Canadian Pacific Railway, Ltd.	1,200	73,211

Enbridge, Inc.	1,000	41,938

EnCana Corp.	1,200	90,198

Husky Energy, Inc.	1,900	83,995

IGM Financial, Inc. *	900	37,626

Penn West Energy Trust	1,500	44,034

Potash Corp. of Saskatchewan, Inc.	7,300	1,270,247

Research In Motion, Ltd. *	2,700	328,969

Royal Bank of Canada	2,600	119,373

Shoppers Drug Mart Corp.	2,800	146,091

Suncor Energy, Inc.	1,400	80,166

Denmark 2.60%		1,274,179

A P Moller Maersk AS, Series A	7	78,440

A P Moller Maersk AS	2	22,375

H. Lundbeck AS	2,600	60,397

Novo Nordisk AS	9,114	508,760

Rockwool International AS, B Shares	322	31,211

Sydbank AS	1,344	43,792

Vestas Wind Systems AS *	3,900	529,204

Finland 2.77%		1,354,083

Fortum Corp. Oyj	2,325	95,431

Kone Corp. Oyj	2,028	62,810

Nokia AB Oyj	37,185	931,015

Nokian Renkaat Oyj	3,688	131,339

Outokumpu Oyj	2,157	51,651

Outotec Oyj	338	15,355

YIT Oyj	4,274	66,482

France 5.72%		2,799,140

Air Liquide	1,160	140,894

Alstom	1,438	146,075

Dassault Systemes SA	740	44,724

Electricite de France	797	68,163

Eramet	68	37,235

Essilor International SA	2,803	149,113

Groupe DANONE	2,692	187,650

Hermes International SA	1,008	143,150

Lafarge SA	240	28,953

L’Oreal SA	2,020	200,504

See notes to financial statements

12	International Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
France (continued)

LVMH Moet Hennessy SA	470	$49,913

Neopost SA	406	42,328

Sanofi-Aventis SA	4,029	285,839

Total SA	14,050	1,009,298

UbiSoft Entertainment SA *	909	84,791

Vallourec SA	196	54,525

Veolia Environnement SA	1,504	80,670

Wendel, ADR	411	45,315

Germany 5.80%		2,839,865

Adidas-Salomon AG	2,578	150,922

BASF AG	690	39,809

Beiersdorf AG	1,771	102,861

Bilfinger Berger AG	703	49,434

Deutsche Boerse AG	3,142	296,839

E.ON AG	3,759	219,524

Fresenius SE	585	47,648

K&S AG	3,365	406,114

Kloeckner & Company AG	1,722	68,649

Linde AG	1,124	141,381

Muenchener Rueckversicherungs – Gesellschaft AG	87	13,507

Norddeutsche Affinerie AG	1,022	47,304

Puma AG	115	36,127

Q-Cells AG *	932	93,880

RWE AG	675	72,814

Salzgitter AG	456	69,894

SAP AG	13,494	756,063

SGL Carbon AG *	2,161	129,691

Solarworld AG	579	30,015

Stada Arzneimittel AG	566	30,824

Wacker Chemie AG	199	36,565

Greece 0.54%		264,698

Alpha Bank A.E.	1,263	32,138

Bank of Piraeus SA	935	25,201

Coca-Cola Hellenic Bottling Company SA	1,948	47,975

National Bank of Greece SA	1,798	79,258

OPAP SA	2,288	80,126

Hong Kong 1.58%		772,264

CLP Holdings, Ltd.	18,000	146,024

Esprit Holdings, Ltd.	11,600	95,761

Hang Seng Bank, Ltd.	8,400	165,676

Hong Kong & China Gas Company, Ltd.	38,500	86,382

Hong Kong Electric Holdings, Ltd.	17,000	107,937

Hong Kong Exchange & Clearing, Ltd.	4,500	58,129

See notes to financial statements

Semiannual report | International Growth Fund	13

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Hong Kong (continued)

Li & Fung, Ltd.	12,000	$36,489

Sun Hung Kai Properties, Ltd.	3,000	40,906

Swire Pacific, Ltd., Class A	3,500	34,960

Ireland 0.10%		48,102

CRH PLC	1,844	48,102

Italy 0.20%		99,202

A2A SpA	2,952	9,226

Eni SpA	1,376	44,634

Intesa Sanpaolo SpA	8,447	45,342

Japan 17.44%		8,535,227

Aisin Seiki Company	2,600	68,448

Asahi Breweries, Ltd.	2,500	46,307

Astellas Pharmaceuticals, Inc.	3,500	157,646

Canon, Inc.	12,200	547,094

Central Japan Railway Company, Ltd.	10	103,879

Daiichi Sankyo Company, Ltd.	4,900	147,416

Daikin Industries, Ltd.	3,800	128,092

Dena Company, Ltd.	13	63,425

Denso Corp.	1,700	44,070

East Japan Railway Company	17	135,219

Eisai Company, Ltd.	2,900	115,330

Fanuc, Ltd.	1,700	126,477

Fast Retailing Company, Ltd.	1,600	161,498

Fujitsu, Ltd.	7,000	48,383

Hisamitsu Pharmaceutical Company, Inc.	1,100	48,858

Hitachi Metals, Ltd.	3,000	44,546

Honda Motor Company, Ltd.	8,300	269,564

Hoya Corp.	5,400	110,080

Inpex Holdings, Inc.	17	185,116

Japan Tobacco, Inc.	30	142,377

JFE Holdings, Inc.	700	29,582

JGC Corp.	2,000	38,299

Kao Corp.	10,000	283,130

Keyence Corp.	800	161,825

Komatsu, Ltd.	1,100	23,022

Konica Minolta Holdings, Inc.	6,000	82,697

Marubeni Corp.	8,000	49,499

Matsushita Electric Industrial Company, Ltd.	36,000	739,938

Mazda Motor Corp.	8,000	42,583

Mitsubishi Corp.	15,900	436,758

Mitsubishi Estate Company, Ltd.	3,000	66,267

Mitsubishi Gas & Chemicals Company, Inc.	4,000	22,655

Mitsui Fudosan Company, Ltd.	2,000	41,678

Mitsui O.S.K. Lines, Ltd.	4,000	47,408

See notes to financial statements

14	International Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Japan (continued)

Mitsui Trust Holdings, Inc.	5,000	$27,566

Mizuho Financial Group, Inc.	13	55,340

Murata Manufacturing Company, Ltd.	1,700	74,701

NGK INSULATORS, Ltd.	2,000	24,003

Nidec Corp.	700	47,052

Nikon Corp.	4,000	129,825

Nintendo Company, Ltd.	1,100	516,406

Nippon Electric Glass Company, Ltd.	6,000	80,034

Nippon Yusen Kabushiki Kaisha	8,000	63,842

Nitto Denko Corp.	2,800	84,049

NTT DoCoMo, Inc.	68	107,169

Olympus Optical Company, Ltd.	2,000	64,980

Orix Corp.	240	29,237

Osaka Gas Company, Ltd.	3,000	10,915

Rakuten, Inc.	84	46,787

Resona Holdings, Inc.	10	11,639

Rohm Company, Ltd.	500	28,786

SANKYO Company, Ltd.	700	33,144

SBI Holdings, Inc.	56	10,042

Secom Company, Ltd.	1,700	78,312

SEGA SAMMY HOLDINGS, Inc.	3,000	28,455

Seven & I Holdings Company, Ltd.	9,000	262,148

Shimamura Company, Ltd.	500	28,001

Shin-Etsu Chemical Company, Ltd.	6,200	344,907

Shiseido Company, Ltd.	4,000	93,655

Sojitz Holdings Corp.	13,400	38,234

Sumco Corp.	900	17,830

Sumitomo Metal Industries, Ltd.	26,000	114,856

Takeda Pharmaceutical Company, Ltd.	10,700	558,971

Terumo Corp.	3,400	189,150

The Japan Steel Works, Ltd.	4,000	68,888

Tokyo Electron, Ltd.	900	50,920

Toshiba Corp.	13,000	72,512

Toyota Motor Corp.	1,000	44,618

Toyota Tsusho Corp.	1,000	17,099

Trend Micro, Inc.	1,500	50,765

Yahoo Japan Corp.	479	183,577

Yamada Denki Company, Ltd.	1,220	87,646

Luxembourg 1.63%		798,483

ArcelorMittal	10,178	798,483

Netherlands 1.73%		846,238

Fugro NV	1,192	91,928

Heineken NV	2,664	124,896

Koninklijke (Royal) KPN NV	10,034	170,248

See notes to financial statements

Semiannual report | International Growth Fund	15

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Netherlands (continued)

Koninklijke Boskalis Westinster NV	874	$51,623

Reed Elsevier NV	3,920	65,543

TNT Post Group NV	1,112	41,479

Unilever NV	9,622	265,498

Wolters Kluwer NV	1,439	35,023

Norway 0.65%		316,944

Statoil ASA	5,550	170,249

Telenor ASA	2,400	37,720

Yara International ASA	1,760	108,975

Portugal 0.09%		43,682

Portugal Telecom, SGPS, SA	4,181	43,682

Singapore 0.99%		485,837

Keppel Corp., Ltd.	5,000	34,723

Keppel Land, Ltd.	12,000	32,595

SembCorp Industries, Ltd.	20,000	58,055

SembCorp Marine, Ltd.	31,000	82,163

Singapore Exchange, Ltd.	7,000	30,911

Singapore Press Holdings, Ltd.	13,000	37,604

Singapore Telecommunications, Ltd.	85,000	209,786

Spain 3.36%		1,645,576

Banco Bilbao Vizcaya Argentaria SA	2,583	43,585

Corporacion Mapfre SA	9,315	44,548

Gas Natural SDG SA	769	35,626

Iberdrola SA	3,312	39,907

Industria de Diseno Textil SA	2,341	108,873

Red Electrica De Espana	1,463	86,317

Telefonica SA	52,076	1,286,720

Sweden 0.68%		330,915

Hennes & Mauritz AB, B shares	5,260	260,663

Lundin Petroleum AB, Series A *	3,600	39,269

Sandvik AB	2,500	30,983

Switzerland 11.35%		5,556,603

ABB, Ltd. *	15,717	385,502

Compagnie Financiere Richemont AG, Series A *	3,849	223,954

Credit Suisse Group AG	947	43,924

Geberit AG, ADR	329	47,887

Lonza Group AG	327	46,161

Nestle SA	37,811	1,665,937

Novartis AG	24,796	1,381,349

Roche Holdings AG Genusschein	6,062	1,020,103

Societe Generale de Surveillance Holdings AG	34	43,565

Swatch Group AG, BR shares	193	45,361

Swisscom AG	127	40,695

See notes to financial statements

16	International Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Switzerland (continued)

Syngenta AG	1,739	$466,590

Synthes AG	1,052	145,575

United Kingdom 20.72%		10,140,042

3i Group PLC	3,590	59,989

Antofagasta PLC	4,725	53,109

AstraZeneca Group PLC	10,507	512,236

BAE Systems PLC	10,007	87,337

BG Group PLC	75,369	1,671,785

BHP Billiton PLC	4,495	140,001

British American Tobacco PLC	13,250	447,640

British Energy Group PLC	3,524	47,060

British Sky Broadcasting Group PLC	4,325	36,645

BT Group PLC	21,998	69,041

Burberry Group PLC	9,004	73,290

Cadbury PLC	6,591	75,639

Cairn Energy PLC *	879	47,557

Capita Group PLC	6,200	79,771

Centrica PLC	2,343	13,948

Diageo PLC	36,414	672,528

Drax Group PLC	3,707	50,281

Enterprise Inns PLC	3,027	16,653

GlaxoSmithKline PLC	94,078	2,213,735

ICAP PLC	4,136	35,613

Imperial Tobacco Group PLC	5,125	168,976

Kazakhmys PLC	391	9,175

Man Group PLC, ADR	6,791	69,978

Marks & Spencer Group PLC	3,497	16,666

Michael Page International PLC	6,669	44,433

Next Group PLC	3,364	64,909

Petrofac, Ltd. *	3,750	44,479

Prudential PLC	4,409	43,784

Reckitt Benckiser PLC	9,144	462,270

Reed Elsevier PLC	15,353	175,470

Rio Tinto PLC	9,364	888,913

Scottish & Southern Energy PLC	6,164	162,356

Smith & Nephew PLC	10,653	127,840

Smiths Group PLC	2,064	42,916

Tesco PLC	13,525	93,747

The Sage Group PLC	12,288	46,852

Thomson Reuters PLC *	3,107	86,792

Travis Perkins PLC	2,014	24,527

Tullow Oil PLC	5,468	81,958

Unilever PLC	3,019	80,976

Vedanta Resources PLC	777	25,655

See notes to financial statements

Semiannual report | International Growth Fund	17

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
United Kingdom (continued)

Vodafone Group PLC	268,625	$686,483

William Hill PLC	5,045	25,953

Wolseley PLC	2,990	24,125

Xstrata PLC	4,250	236,951

Preferred stocks 0.15%		$75,005

(Cost $48,666)

Germany 0.15%		75,005

Volkswagen AG (f)	487	75,005

Rights 0.00%		$632

(Cost $0)
Leighton Holdings, Ltd. (Expiration Date
9-11-08, Strike Price AUD 35.35)	66	632

	Principal
Issuer, description, maturity date	amount	Value
Repurchase agreements 8.23%		$4,026,000

(Cost $4,026,000)

Repurchase Agreement with State Street Corp. dated
8-29-08 at 1.70% to be repurchased at $4,026,760
on 9-2-08, collateralized by $4,045,000 Federal Home
Loan Mortgage Corp., 4.25% due 7-15-09 (valued at
$4,110,731, including interest)	$4,026,000	4,026,000

Total investments (Cost $50,255,101)† 97.77%		$47,850,997

Other assets in excess of liabilities 2.23%		$1,089,260

Total net assets 100.00%		$48,940,257

Percentages are stated as a percent of net assets.

The portfolio had the following five top industry concentrations as of August 31, 2008 (as a percentage of total net assets):

Pharmaceuticals	10.18%
Telecommunications Equipment & Services	7.38%
Chemicals	6.21%
Drugs & Health Care	5.52%
Food & Beverages	4.30%

ADR American Depositary Receipts

GDR Global Depositary Receipts

* Non-Income Producing

(f) Variable Rate Preferred.

† At August 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $50,579,092. Net unrealized depreciation aggregated $2,728,095, of which $1,557,325 related to appreciated investment securities and $4,285,420 related to depreciated investment securities.

See notes to financial statements

18	International Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

The Fund had the following futures contracts open on August 31, 2008:

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

DAX Index Futures	8	Long	Sep 2008	1,287,300	($5,301)

CAC 4010 Euro Index Futures	6	Long	Sep 2008	269,100	6,406

FTSE 100 Index Futures	6	Long	Sep 2008	338,910	24,423

IBEX 35 Index Futures	1	Long	Sep 2008	117,265	4,718

OMX 30 Stock Index Futures	4	Long	Sep 2008	348,100	434
MSCI Singapore Stock
Index Futures	9	Long	Sep 2008	611,100	6,326

TOPIX Index Futures	4	Long	Sep 2008	50,200,000	5,836

Share Price 200 Index Futures	2	Short	Sep 2008	257,200	(15,422)
Total					$27,420

Open forward foreign currency contracts as of August 31, 2008, were as follows:

			UNREALIZED
	PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Buys
Canadian Dollar	279,000	Nov 2008	$214

Euro	243,000	Nov 2008	(2,202)

Euro	129,000	Nov 2008	(3,275)

Euro	1,310,213	Nov 2008	(13,240)

Japanese Yen	166,621,318	Nov 2008	19,151

Japanese Yen	22,188,000	Nov 2008	1,753

Japanese Yen	152,008,318	Nov 2008	16,984

Japanese Yen	156,614,631	Nov 2008	17,916

New Zealand Dollar	194,745	Nov 2008	(2,392)

Pound Sterling	198,000	Nov 2008	(6,539)

Pound Sterling	50,000	Nov 2008	(2,319)

Pound Sterling	86,000	Nov 2008	(8,221)

Singapore Dollar	394,000	Nov 2008	(943)

Swedish Krona	7,001,336	Nov 2008	(16,353)

Swedish Krona	7,001,336	Nov 2008	(16,160)

Swiss Franc	225,000	Nov 2008	(4,077)

Swiss Franc	251,000	Nov 2008	(1,770)

Swiss Franc	767,295	Nov 2008	(1,124)

			($22,597)

Sells

Australian Dollar	207,325	Nov 2008	$11,349

Australian Dollar	2,081,542	Nov 2008	25,422

Canadian Dollar	722,079	Nov 2008	7,628

Danish Kroner	4,662,927	Nov 2008	910

Danish Kroner	736,405	Nov 2008	7,457

Hong Kong Dollar	3,116,000	Nov 2008	(340)

Japanese Yen	66,364,029	Nov 2008	5,050

Norwegian Krone	1,808,034	Nov 2008	12,026

Pound Sterling	100,964	Nov 2008	12,975

Pound Sterling	844,000	Nov 2008	35,555

Swiss Franc	765,040	Nov 2008	30,638

			$148,670

See notes to financial statements

Semiannual report | International Growth Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $50,255,101)	$47,850,997
Cash	609
Cash collateral at broker for futures contracts	400,000
Foreign currency, at value (Cost $153,310)	152,292
Receivable for forward foreign currency exchange contracts (Note 2)	205,047
Receivable for fund shares sold	390,008
Dividends and interest receivable (net of tax)	95,806
Receivable for futures variation margin	23,089
Receivable due from adviser	3,304
Other assets	34,328

Total assets	49,155,480

Liabilities

Payable for forward foreign currency exchange contracts (Note 2)	78,974
Payable for fund shares repurchased	37,356
Payable to affiliates
Fund administration fees	470
Transfer agent fees	5,364
Distribution and service fees	192
Trustees’ fee	1,338
Other payables and accrued expenses	91,529

Total liabilities	215,223

Net assets

Capital paid-in	$53,094,598
Accumulated net investment income	770,046
Accumulated undistributed net realized loss on investments, futures
contracts and foreign currency transactions	(2,668,172)
Net unrealized depreciation on investments, futures contract and
translation of assets and liabilities in foreign currencies	(2,256,215)

Net assets	$48,940,257

See notes to financial statements

20	International Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$23,903,625
Shares outstanding	1,138,588
Net asset value and redemption price per share	$20.99

Class B1
Net assets	$1,009,638
Shares outstanding	48,407
Net asset value and offering price per share	$20.86

Class C1
Net assets	$1,339,598
Shares outstanding	64,263
Net asset value and offering price per share	$20.85

Class I
Net assets	$12,411,755
Shares outstanding	588,953
Net asset value, offering price and redemption price per share	$21.07

Class R1
Net assets	$128,858
Shares outstanding	6,155
Net asset value, offering price and redemption price per share	$20.93[2]

Class 1
Net assets	$3,316,228
Shares outstanding	157,418
Net asset value, offering price and redemption price per share	$21.07

Class NAV
Net assets	$6,830,555
Shares outstanding	324,838
Net asset value, offering price and redemption price per share	$21.03

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[3]	$22.09

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on August 31, 2008.

3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | International Growth Fund	21

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 8-31-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$836,965
Interest	16,292
Less foreign taxes withheld	(69,204)

Total investment income	784,053

Expenses

Investment management fees (Note 3)	203,163
Distribution and service fees (Note 3)	56,205
Transfer agent fees (Note 3)	13,746
Fund administration fees (Note 3)	2,312
Blue sky fees (Note 3)	37,428
Custodian fees	69,512
Audit and legal fees	22,722
Registration and filing fees	8,807
Printing and postage fees (Note 3)	5,444
Trustees’ fees (Note 4)	2,131
Miscellaneous	266

Total expenses	421,736

Less expense reductions (Note 3)	(95,319)
Less transfer agency credits (Note 3)	(56)

Net expenses	326,361

Net investment income	457,692

Realized and unrealized loss

Net realized loss on
Investments in unaffiliated issuers	(1,236,471)
Futures contracts	(357,701)
Foreign currency transactions	(184,801)
(1,778,973)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(2,741,158)
Futures contracts	266,402
Translation of assets and liabilities in foreign currencies	(24,860)
(2,499,616)
Net realized and unrealized loss	(4,278,589)

Decrease in net assets from operations	($3,820,897)

1 Semiannual period from 3-1-08 to 8-31-08.

See notes to financial statements

22	International Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	2-29-08	8-31-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$364,838	$457,692
Net realized gain (loss)	1,778,824	(1,778,973)
Change in net unrealized appreciation (depreciation)	(2,453,128)	(2,499,616)

Decrease in net assets resulting from operations	(309,466)	(3,820,897)

Distributions to shareholders

From net investment income
Class A	(202,592)	—
Class I	(5,357)	—
Class R1	(830)	—
Class 1	(26,034)	—
Class NAV	(90,102)	—
From net realized gain
Class A	(1,859,952)	—
Class B	(90,466)	—
Class C	(159,205)	—
Class I	(32,275)	—
Class R1	(9,214)	—
Class 1	(149,968)	—
Class NAV	(497,276)	—

Total distributions	(3,123,271)	—

From Fund share transactions (Note 5)	20,872,603	11,774,178

Total increase	17,439,866	7,953,281

Net assets

Beginning of period	23,547,110	40,986,976

End of period	$40,986,976	$48,940,257

Accumulated net investment income	312,354	770,046

1 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

See notes to financial statements

Semiannual report | International Growth Fund	23

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$23.94	$22.86
Net investment income (loss)[3]	(0.01)	0.26	0.25
Net realized and unrealized
gain (loss) on investments	4.44	0.53	(2.12)
Total from investment operations	4.43	0.79	(1.87)
Less distributions
From net investment income	(0.09)	(0.18)	—
From net realized gain	(0.40)	(1.69)	—
	(0.49)	(1.87)	—
Net asset value, end of period	$23.94	$22.86	$20.99
Total return (%)[4,5]	22.18[6]	2.85	(8.18)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$20	$26	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	2.28[7]	2.21	1.86[7]
Expenses net of fee waivers	1.66[7]	1.56	1.56[7]
Expenses net of all fee waivers and credits	1.66[7]	1.56	1.56[7]
Net investment income (loss)	(0.06)[7]	1.02	2.14[7]
Portfolio turnover (%)	41	97	37

1 Class A shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Annualized.

See notes to financial statements

24	International Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$23.91	$22.81
Net investment income (loss)[3]	(0.16)	(0.01)	0.14
Net realized and unrealized
gain (loss) on investments	4.48	0.60	(2.09)
Total from investment operations	4.32	0.59	(1.95)
Less distributions
From net investment income	(0.01)	—	—
From net realized gain	(0.40)	(1.69)	—
	(0.41)	(1.69)	—
Net asset value, end of period	$23.91	$22.81	$20.86
Total return (%)[4,5]	21.64[6]	2.03	(8.55)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	10.94[7]	4.62	3.98[7]
Expenses net of fee waivers	2.39[7]	2.41	2.40[7]
Expenses net of all fee waivers and credits	2.39[7]	2.40	2.40[7]
Net investment income (loss)	(0.94)[7]	(0.03)	1.27[7]
Portfolio turnover (%)	41	97	37

1 Class B shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | International Growth Fund	25

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$23.90	$22.79
Net investment income (loss)[3]	(0.16)	0.05	0.17
Net realized and unrealized
gain (loss) on investments	4.47	0.53	(2.11)
Total from investment operations	4.31	0.58	(1.94)
Less distributions
From net investment income	(0.01)	—	—
From net realized gain	(0.40)	(1.69)	—
	(0.41)	(1.69)	—
Net asset value, end of period	$23.90	$22.79	$20.85
Total return (%)[4,5]	21.59[6]	1.99	(8.51)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	6.71[7]	3.73	3.36[7]
Expenses net of fee waivers	2.39[7]	2.40	2.40[7]
Expenses net of all fee waivers and credits	2.39[7]	2.40	2.40[7]
Net investment income (loss)	(0.98)[7]	0.21	1.46[7]
Portfolio turnover (%)	41	97	37

1 Class C shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Annualized.

See notes to financial statements

26	International Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$23.97	$22.90
Net investment income[3]	0.07	0.36	0.09
Net realized and unrealized
gain (loss) on investments	4.45	0.54	(1.92)
Total from investment operations	4.52	0.90	(1.83)
Less distributions
From net investment income	(0.15)	(0.28)	—
From net realized gain	(0.40)	(1.69)	—
	(0.55)	(1.97)	—
Net asset value, end of period	$23.97	$22.90	$21.07
Total return (%)[4,5]	22.60[6]	3.27	(7.99)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	— [7]	$1	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	17.20[8]	5.07	1.88[8]
Expenses net of fee waivers	1.19[8]	1.20	1.20[8]
Expenses net of all fee waivers and credits	1.19[8]	1.20	1.20[8]
Net investment income	0.42[8]	1.43	0.81[8]
Portfolio turnover (%)	41	97	37

1 Class I shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

Semiannual report | International Growth Fund	27

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$23.89	$22.81
Net investment income (loss)[3]	(0.05)	0.25	0.22
Net realized and unrealized
gain (loss) on investments	4.43	0.51	(2.10)
Total from investment operations	4.38	0.76	(1.88)
Less distributions
From net investment income	(0.09)	(0.15)	—
From net realized gain	(0.40)	(1.69)	—
	(0.49)	(1.84)	—
Net asset value, end of period	$23.89	$22.81	$20.93
Total return (%)[4,5]	21.92[6]	2.73	(8.24)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	20.78[8]	14.42	13.47[8]
Expenses net of fee waivers	1.94[8]	1.70	1.70[8]
Expenses net of all fee waivers and credits	1.94[8]	1.70	1.70[8]
Net investment income (loss)	(0.32)[8]	1.00	1.97[8]
Portfolio turnover (%)	41	97	37

1 Class R1 shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

28	International Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$23.97	$22.89
Net investment income[3]	0.07	0.29	0.28
Net realized and unrealized
gain (loss) on investments	4.45	0.61	(2.10)
Total from investment operations	4.52	0.90	(1.82)
Less distributions
From net investment income	(0.15)	(0.29)	—
From net realized gain	(0.40)	(1.69)	—
	(0.55)	(1.98)	—
Net asset value, end of period	$23.97	$22.89	$21.07
Total return (%)[4,5]	22.63[6]	3.28	(7.95)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00[7]	1.83	1.45[7]
Expenses net of fee waivers	1.15[7]	1.15	1.15[7]
Expenses net of all fee waivers and credits	1.15[7]	1.15	1.15[7]
Net investment income	0.41[7]	1.14	2.45[7]
Portfolio turnover (%)	41	97	37

1 Class 1 shares began operations on 6-12-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | International Growth Fund	29

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$23.73	$23.92	$22.84
Net investment income[3]	0.01	0.33	0.30
Net realized and unrealized
gain (loss) on investments	0.18	0.59	(2.11)
Total from investment operations	0.19	0.92	(1.81)
Less distributions
From net investment income	—	(0.31)	—
From net realized gain	—	(1.69)	—
	—	(2.00)	—
Net asset value, end of period	$23.92	$22.84	$21.03
Total return (%)[4,5]	0.80[6]	3.34	(7.92)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	2.75[7]	1.77	1.40[7]
Expenses net of fee waivers	1.13[7]	1.10	1.10[7]
Expenses net of all fee waivers and credits	1.13[7]	1.10	1.10[7]
Net investment income	0.14[7]	1.33	2.59[7]
Portfolio turnover (%)	41	97	37

1 Class NAV shares began operations on 12-27-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Annualized.

See notes to financial statements

30	International Growth Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock International Growth Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek high total return.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1 shares are available only to certain retirement plans. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class NAV shares are sold to affiliated funds of funds, which are funds of funds within the John Hancock funds complex. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the

Semiannual report | International Growth Fund	31

principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own

32	International Growth Fund | Semiannual report

assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$2,797,671	$27,420

Level 2 — Other Significant Observable Inputs	45,053,326	126,073

Level 3 — Significant Unobservable Inputs	—	—
Total	$47,850,997	$153,493

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV shares

Semiannual report | International Growth Fund	33

are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Line of credit

The Fund has entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended August 31, 2008, there were no borrowings under the line of credit.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien and security interest in any Fund property to the extent of any overdraft.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or

34	International Growth Fund | Semiannual report

losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. Net capital losses of $590,219 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on March 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior two years remain subject to examination by the Internal Revenue Service.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim reporting periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Semiannual report | International Growth Fund	35

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund declares income dividends and capital gains dividends, if any, annually. During the year ended February 29, 2008, the tax character of distributions paid was as follows: ordinary income $2,246,678 and long-term capital gain $876,593. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Investment advisory and
other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvis-ers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.92% of the first $100,000,000 of the Fund’s aggregate daily net assets; (b) 0.895% of the next $900,000,000 of the Fund’s aggregate daily net assets; and (c) 0.88% of the Fund’s aggregate daily net assets in excess of $1,000,000,000. Aggregate net assets include the net assets of the Fund and International Growth Trust, a series of John Hancock Trust. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC.

The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended August 31, 2008, were equivalent to an annual effective rate of 0.92% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.18% of the Fund’s average annual net assets which are allocated pro rata to all share classes. The agreements exclude taxes, portfolio brokerage commissions, interest, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

In addition, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.70% for Class A shares, 2.40% for Class B, 2.40% for Class C, 1.20% for Class I, 1.70% for Class R1, 1.15% for Class 1 and 1.10% for Class NAV. Accordingly, the expense reductions or reimbursements related to this agreement were $39,287, $9,272, $9,349, $12,969, $8,083, $5,029 and $11,241 for Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV, respectively for the period ended August 31, 2008. The expense reimbursements and limits will continue in effect until June 30, 2009 and thereafter until terminated by the Adviser on notice to the Trust.

36	International Growth Fund | Semiannual report

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the period ended August 31, 2008, were $2,312 with an annual effective rate of 0.01% of the Fund’s average daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R1 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, the Fund has also adopted a Service Plan for Class R1 shares. Under the Service Plan, the Fund may pay up to 0.25% of Class R1 average daily net asset value for certain other services. There were no Service Plan fees incurred for the period ended August 31, 2008.

Class A shares are assessed up-front sales charges of up to 5.00% of the net asset value of such shares. During the period ended August 31, 2008, the Distributor received net up-front sales charges of $6,340 with regard to sales of Class A shares. Of this amount, $1,008 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $5,265 was paid as sales commissions to unrelated broker-dealers and $67 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2008, CDSCs received by the Distributor amounted to $1,532 for Class B shares and $627 for Class C shares.

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $16.50 for each Class A, Class B, Class C, Class I and Class R1 shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.30% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee

Semiannual report | International Growth Fund	37

reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the period ended August 31, 2008.

In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R1 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. For the period ended August 31, 2008, the transfer agent fees reductions for Class R1 were $89.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended August 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $56 for transfer agent credits earned.

Class level expenses including the allocation of the transfer agent fees for the period ended August 31, 2008, were as follows:

	Distribution and	Transfer		Printing and
Share class	service fees	agent fees	Blue sky fees	postage fees

Class A	$39,408	$9,226	$7,420	$4,422
Class B	5,876	1,776	7,334	195
Class C	9,746	1,667	7,352	391
Class I	—	953	7,502	226
Class R1	347	124	7,820	91
Class 1	828	—	—	119
Total	$56,205	$13,746	$37,428	$5,444

The Adviser and other subsidiaries of John Hancock USA owned 797,040 and 5,491 shares of beneficial interest of Class A and Class R1 on August 31, 2008.

Note 4
Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

38	International Growth Fund | Semiannual report

Note 5
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended February 29, 2008, and the period ended August 31, 2008, along with the corresponding dollar value.

		Year ended 2-29-08	Period ended 8-31-08[1]

	Shares	Amount	Shares	Amount
Class A shares

Sold	414,385	$10,585,758	81,426	$1,842,497
Distributions reinvested	80,686	1,966,314	—	—
Repurchased	(172,237)	(4,088,612)	(94,294)	(2,201,093)
Net increase (decrease)	322,834	$8,463,460	(12,868)	($358,596)

Class B shares

Sold	49,493	$1,301,454	5,730	$132,380
Distributions reinvested	3,261	79,442	—	—
Repurchased	(22,033)	(551,497)	(9,281)	(204,843)
Net increase (decrease)	30,721	$829,399	(3,551)	($72,463)

Class C shares

Sold	55,553	$1,402,156	2,608	$57,341
Distributions reinvested	4,414	107,446	—	—
Repurchased	(21,855)	(509,068)	(41,872)	(930,961)
Net increase (decrease)	38,112	$1,000,534	(39,264)	($873,620)

Class I shares

Sold	148,817	$3,828,656	567,688	$12,548,863
Distributions reinvested	1,455	35,510	—	—
Repurchased	(133,227)	(3,446,247)	(4,646)	(104,035)
Net increase	17,045	$417,919	563,042	$12,444,828

Class R1 shares

Sold	482	$12,483	215	$4,955
Distributions reinvested	413	10,043	—	—
Repurchased	(4)	(89)	(55)	(1,271)
Net increase	891	$22,437	160	$3,684

Class 1 shares

Sold	124,068	$3,141,773	66,994	$1,520,170
Distributions reinvested	7,219	176,002	—	—
Repurchased	(31,315)	(790,808)	(32,604)	(740,202)
Net increase	99,972	$2,526,967	34,390	$779,968

Class NAV shares

Sold	299,764	$7,594,950	34,518	$781,718
Distributions reinvested	24,142	587,378	—	—
Repurchased	(23,722)	(570,441)	(41,346)	(931,341)
Net increase (decrease)	300,184	$7,611,887	(6,828)	($149,623)

Net increase	809,759	$20,872,603	535,081	$11,774,178

[1] Semiannual period from 3-1-08 to 8-31-08. Unaudited.

Note 6
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2008, aggregated $22,808,465 and $15,187,590, respectively.

Semiannual report | International Growth Fund	39

Board Consideration of and Continuation
of Investment Advisory Agreement and
Subadvisory Agreement: John Hancock
International Growth Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Grantham, Mayo, Van Otterloo & Co. LLC (the Subadviser) for the John Hancock International Growth Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”). The funds within each Category and Peer Group were selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data. Data covered the period since the Fund’s inception through December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors

40	International Growth Fund | Semiannual report

considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than two full years of operational history, and considered the performance results for the Fund since its inception through December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark indices. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 1-year period was lower than the performance of the Category median, and its benchmark indices, the Standard & Poor’s/ Citigroup PMI EPAC Growth Index and the MSCI World Ex US NR Index. The Board viewed favorably that the Fund’s performance was higher than the performance of its Peer Group median.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and not appreciably higher than the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was higher than the median of the Peer Group and Category. The Board also noted that the Fund’s Net Expense Ratio was higher than the Category median but lower than the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and

Semiannual report | International Growth Fund	41

equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

42	International Growth Fund | Semiannual report

More information

Trustees	Investment adviser
James F. Carlin, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Charles L. Ladner*	Grantham, Mayo, Van Otterloo & Co. LLC
Stanley Martin*
Dr. John A. Moore*	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Steven R. Pruchansky
Gregory A. Russo*	Custodian
*Members of the Audit Committee	State Street Bank & Trust Company
†Non-Independent Trustee
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:
Regular mail	Express mail
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

Semiannual report | International Growth Fund	43

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Growth Fund.	870SA 8/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/08

A look at performance

For the periods ended August 31, 2008

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	12-29-06	–20.13	—	—	–9.19	–15.13	–20.13	—	—	–14.90

B	12-29-06	–20.53	—	—	–9.20	–15.44	–20.53	—	—	–14.92

C	12-29-06	–17.34	—	—	–7.01	–11.78	–17.34	—	—	–11.45

I1	12-29-06	–15.62	—	—	–5.97	–10.43	–15.62	—	—	–9.79

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2009. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.67%, Class B —2.37%, Class C — 2.37%, Class I — 1.22%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.15%, Class B — 5.06%, Class C — 3.35%, Class I — 8.21%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Portfolio’s Class I share prospectus.

6	International Allocation Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in International Allocation Portfolio Class A shares for the period indicated. For comparison, we’ve shown in the MSCI EAFE Gross Total Return Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	12-29-06	$8,845	$8,508	$9,272

C2,3	12-29-06	8,855	8,855	9,272

I2,4	12-29-06	9,021	9,021	9,272

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class B, Class C and Class I shares, respectively, as of August 31, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Gross Total Return Index is an unmanaged market capitalization weighted composite of securities in 21 developed markets outside of North America, in Europe, Australia and the Far East. The MSCI EAFE (gross) Index includes the maximum dividend reinvestment. The Composite Index figures do not reflect any deduction for fees, taxes or expenses.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 Index figure as of closest month end to fund inception date.

3 No contingent deferred sales charge applicable.

4 For certain types of investors as described in the Portfolio’s Class I share prospectus.

Semiannual report | International Allocation Portfolio	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2008 with the same investment held until August 31, 2008.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$893.50	$2.91

Class B	1,000.00	890.10	6.34

Class C	1,000.00	891.10	6.34

Class I	1,000.00	895.70	0.86

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Allocation Portfolio | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2008, with the same investment held until August 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$1,022.10	$3.11

Class B	1,000.00	1,018.50	6.77

Class C	1,000.00	1,018.50	6.77

Class I	1,000.00	1,024.30	0.92

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.61%, 1.33%, 1.33% and 0.18% for Class A, Class B, Class C and Class I respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

Semiannual report | International Allocation Portfolio	9

Portfolio summary

Asset allocation[1]	% of Total

International Large Cap	77%

International Small Cap	14%

Emerging Markets	7%

China	2%

As a percentage of net assets on August 31, 2008.

1 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. See the prospectus for the risks of investing in small-cap stocks. See the prospectus for the risks of investing in high-yield bonds.

10	International Allocation Portfolio | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Portfolio’s investments

Securities owned by the Portfolio on 8-31-08 (unaudited)

Portfolio investments, showing all affiliated underlying funds.

Issuer	Shares	Value

Investment companies 100.11%		$37,415,026

(Cost $45,481,144)

John Hancock Funds 17.17%		6,416,456

Greater China Opportunities
(MFC Global Investment Management (U.S.A.) Ltd.) (c)(f)	40,932	730,221

International Classic Value
(Pzena Investment Management, LLC) (f)	717,054	5,686,235

John Hancock Funds II 64.72%		24,187,625

Emerging Markets Value
(Dimensional Fund Advisors, Inc.) (f)	277,716	2,629,967

International Opportunities
(Marsico Capital Management, LLC) (f)	546,753	8,310,646

International Small Company
(Dimensional Fund Advisors, Inc.) (f)	625,597	5,311,319

International Value
(Franklin® Templeton®) (f)	507,397	7,935,693

John Hancock Funds III 18.22%		6,810,945

International Growth
(Grantham, Mayo, Van Otterloo & Company) (f)	323,868	6,810,945

Total investments (Cost $45,481,144)† 100.11%		$37,415,026

Liabilities in excess of other assets (0.11%)		($42,943)

Total net assets 100.00%		$37,372,083

Percentages are stated as a percent of net assets.

(c) The investment is an affiliate of the Fund’s subadviser.

(f) The underlying fund’s subadviser.

† At August 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $46,004,528. Net unrealized depreciation aggregated $8,589,502, of which $0 related to appreciated investment securities and $8,589,502 related to depreciated investment securities.

See notes to financial statements

Semiannual report | International Allocation Portfolio	11

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-08 (unaudited)

This Statement of Assets and Liabilities is the Portfolio’s balance sheet. It shows the value of what the Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in affiliated funds, at value (Cost $45,481,144)	$37,415,026
Cash	31,962
Receivable for investments sold	141,294
Receivable for fund shares sold	7,159
Receivable due from adviser	34,209
Other assets	5,700

Total assets	37,635,350

Liabilities

Payable for fund shares repurchased	172,540
Payable to affiliates
Fund administration fees	778
Transfer agent fees	8,331
Trustees’ fee	831
Other payables and accrued expenses	80,787

Total liabilities	263,267

Net assets

Capital paid-in	$46,275,650
Accumulated net investment loss	(160,828)
Accumulated undistributed net realized loss on investments	(676,621)
Net unrealized depreciation on investments	(8,066,118)

Net assets	$37,372,083

See notes to financial statements

12	International Allocation Portfolio | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

The Portfolio has an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$27,359,942
Shares outstanding	3,228,623
Net asset value and redemption price per share	$8.47

Class B1
Net assets	$1,373,025
Shares outstanding	163,076
Net asset value and offering price per share	$8.42

Class C1
Net assets	$7,962,162
Shares outstanding	944,652
Net asset value and offering price per share	$8.43

Class I
Net assets	$676,954
Shares outstanding	79,627
Net asset value, offering price and redemption price per share	$8.50

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$8.92

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | International Allocation Portfolio	13

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 8-31-08 (unaudited)1

This Statement of Operations summarizes the Portfolio’s investment income earned and expenses incurred in operating the Portfolio. It also shows net gains (losses) for the period stated.

Investment income

Total investment income	—

Expenses

Investment management fees (Note 3)	27,020
Distribution and service fees (Note 3)	96,522
Transfer agent fees (Note 3)	24,173
Fund administration fees (Note 3)	2,596
Blue sky fees (Note 3)	29,382
Audit and legal fees	22,004
Registration and filing fees	9,516
Custodian fees	8,567
Printing and postage fees (Note 3)	6,221
Trustees’ fees (Note 4)	1,677
Miscellaneous	666

Total expenses	228,344
Less expense reductions (Note 3)	(67,380)
Less transfer agency credits (Note 3)	(136)

Net expenses	160,828

Net investment loss	(160,828)

Realized and unrealized loss

Net realized loss on investments in affiliated underlying funds	(1,169,747)

Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	(3,222,385)

Net realized and unrealized loss	(4,392,132)

Decrease in net assets from operations	($4,552,960)

1 Semiannual period from 3-1-08 to 8-31-08.

See notes to financial statements

14	International Allocation Portfolio | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Portfolio’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Year	Period
	ended	ended
	2-29-08	8-31-08[1]

Increase (decrease) in net assets

From operations
Net investment income (loss)	$371,921	($160,828)
Net realized gain (loss)	2,327,066	(1,169,747)
Change in net unrealized appreciation (depreciation)	(4,761,706)	(3,222,385)

Decrease in net assets resulting from operations	(2,062,719)	(4,552,960)

Distributions to shareholders

From net investment income
Class A	(368,791)	—
Class B	(8,046)	—
Class C	(36,417)	—
Class I	(11,786)	—

From net realized gain
Class A	(1,337,953)	—
Class B	(74,015)	—
Class C	(335,022)	—
Class I	(33,949)	—

Total distributions	(2,205,979)	—

From Fund share transactions (Note 5)	40,724,564	902,255

Total increase (decrease)	36,455,866	(3,650,705)

Net assets

Beginning of period	4,566,922	41,022,788

End of period	$41,022,788	$37,372,083

Accumulated net investment loss	—	160,828

1 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

See notes to financial statements

Semiannual report | International Allocation Portfolio	15

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Portfolio’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$9.96	$9.48
Net investment income (loss)[3,4]	(0.01)	0.13	(0.03)
Net realized and unrealized
loss on investments	(0.03)	(0.03)	(0.98)
Total from investment operations	(0.04)	0.10	(1.01)
Less distributions
From net investment income	—	(0.13)	—
From net realized gain	—	(0.45)	—
Total distributions	—	(0.58)	—
Net asset value, end of period	$9.96	$9.48	$8.47
Total return (%)[5,6]	(0.40)[7]	0.70	(10.65)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$30	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	8.53[8]	1.11[9]	0.83[8,9]
Expenses net of fee waivers	0.60[8]	0.58[9]	0.61[8,9]
Expenses net of all fee waivers and credits	0.60[8]	0.58[9]	0.61[8,9]
Net investment income (loss)[4]	(0.60)[8]	1.21	(0.61)[8]
Portfolio turnover (%)	3	23	13

1 Class A shares began operations on 12-29-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Not annualized.

8 Annualized.

9 Ratios do not include expenses incurred from underlying funds whose annualized weighted average was 1.02% and 0.92% to 1.12%, for the year ended 2-29-08 and the period ended 8-31-08, respectively, based on the mix of underlying funds held by the Portfolio.

See notes to financial statements

16	International Allocation Portfolio | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$9.95	$9.46
Net investment income (loss)[3,4]	(0.02)	0.07	(0.06)
Net realized and unrealized
loss on investments	(0.03)	(0.06)	(0.98)
Total from investment operations	(0.05)	0.01	(1.04)
Less distributions
From net investment income	—	(0.05)	—
From net realized gain	—	(0.45)	—
Total distributions	—	(0.50)	—
Net asset value, end of period	$9.95	$9.46	$8.42
Total return (%)[5,6]	(0.50)[7]	(0.13)	(10.99)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	— [8]	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	28.58[9]	4.02[10]	2.60[9,10]
Expenses net of fee waivers	1.26[9]	1.34[10]	1.33[9,10]
Expenses net of all fee waivers and credits	1.26[9]	1.33[10]	1.33[9,10]
Net investment income (loss)[4]	(1.26)[9]	0.70	(1.33)[9]
Portfolio turnover (%)	3	23	13

1 Class B shares began operations on 12-29-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Ratios do not include expenses incurred from underlying funds whose annualized weighted average was 1.02% and 0.92% to 1.12%, for the year ended 2-29-08 and the period ended 8-31-08, respectively, based on the mix of underlying funds held by the Portfolio.

See notes to financial statements

Semiannual report | International Allocation Portfolio	17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$9.95	$9.46
Net investment income (loss)[3,4]	(0.02)	0.08	(0.06)
Net realized and unrealized
loss on investments	(0.03)	(0.07)	(0.97)
Total from investment operations	(0.05)	0.01	(1.03)
Less distributions
From net investment income	—	(0.05)	—
From net realized gain	—	(0.45)	—
Total distributions	—	(0.50)	—
Net asset value, end of period	$9.95	$9.46	$8.43
Total return (%)[5,6]	(0.50)[7]	(0.13)	(10.89)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$8	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	18.62[8]	2.31[9]	1.77[8,9]
Expenses net of fee waivers	1.27[8]	1.33[9]	1.33[8,9]
Expenses net of all fee waivers and credits	1.27[8]	1.33[9]	1.33[8,9]
Net investment income (loss)[4]	(1.27)[8]	0.79	(1.33)[8]
Portfolio turnover (%)	3	23	13

1 Class C shares began operations on 12-29-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Annualized.

9 Ratios do not include expenses incurred from underlying funds whose annualized weighted average was 1.02% and 0.92% to 1.12%, for the year ended 2-29-08 and the period ended 8-31-08, respectively, based on the mix of underlying funds held by the Portfolio.

See notes to financial statements

18	International Allocation Portfolio | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[1]	2-29-08	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$9.97	$9.49
Net investment income (loss)[3,4]	— [5]	0.16	(0.01)
Net realized and unrealized
loss on investments	(0.03)	(0.03)	(0.98)
Total from investment operations	(0.03)	0.13	(0.99)
Less distributions
From net investment income	—	(0.16)	—
From net realized gain	—	(0.45)	—
Total distributions	—	(0.61)	—
Net asset value, end of period	$9.97	$9.49	$8.50
Total return (%)6.7	(0.30)[8]	1.02	(10.43)[8]

Ratios and supplemental data

Net assets, end of period (in millions)	— [9]	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	25.01[10]	7.17[11]	1.50[10,11]
Expenses net of fee waivers	0.17[10]	0.18[11]	0.18[10,11]
Expenses net of all fee waivers and credits	0.17[10]	0.18[11]	0.18[10,11]
Net investment income (loss)[4]	(0.17)[10]	1.55	(0.18)[10]
Portfolio turnover (%)	3	23	13

1 Class I shares began operations on 12-29-06.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

5 Less than ($0.01) per share.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment.

8 Not annualized.

9 Less than $500,000.

10 Annualized.

11 Ratios do not include expenses incurred from underlying funds whose annualized weighted average was 1.02% and 0.92% to 1.12%, for the year ended 2-29-08 and the period ended 8-31-08, respectively, based on the mix of underlying funds held by the Portfolio.

See notes to financial statements

Semiannual report | International Allocation Portfolio	19

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock International Allocation Portfolio (the Portfolio) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Portfolio is to seek long term growth of capital.

The Portfolio operates as a “fund of funds”, investing in Class NAV shares of affiliated underlying funds of the Trust and John Hancock Funds II (JHF II) and also in other affiliated funds of the John Hancock funds complex. The Portfolio may also invest in unaffiliated underlying funds and other permitted investments.

The accounting policies of the affiliated underlying funds are outlined in the shareholder reports for such funds, available without charge by calling 1-800-225-5291 or on the Securities and Exchange Commission (SEC) Web site at www.sec.gov, File #811-21779, CIK 0001331971 for JHF II, File #811-21777, CIK 0001329954 for JHF III, File #811-01677, CIK 0000045291 for JH International Classic Value Fund and File #811-04630, CIK 0000791271 for JH Greater China Opportunities Fund. The affiliated underlying funds are not covered by this report.

John Hancock Investment Management Services, LLC (JHIMS or the Adviser), a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (John Hancock USA) serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter. John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock USA. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of the Manufactures Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

The JHF II funds are retail mutual funds advised by JHIMS and distributed by the Distributor.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Portfolio, including classes designated as Class A, Class B, Class C and Class I shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. The shares of each class represent an interest in the same portfolio of investments of the Portfolio, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the SEC and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following

20	International Allocation Portfolio | Semiannual report

summarizes the significant accounting policies of the Portfolio:

Security valuation

The net asset value of Class A, Class B, Class C and Class I shares of the Portfolio is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the Portfolio in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation policies, as outlined in the underlying funds’ financial statements. Securities held by the Portfolio and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other sig-nificant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$37,415,026	—

Level 2 — Other Significant Observable Inputs	—	—

Level 3 — Significant Unobservable Inputs	—	—

Total	$37,415,026	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

Semiannual report | International Allocation Portfolio	21

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the Portfolio level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Line of credit

The Portfolio has entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Portfolio on a prorated basis based on average net assets. For the period ended August 31, 2008, there were no borrowings under the line of credit.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien and security interest in any Fund property to the extent of any overdraft.

Federal income taxes

The Portfolio qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Portfolio has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Portfolio’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Portfolio’s financial statements. Each of the Portfolio’s federal tax returns for the prior two years remain subject to examination by the Internal Revenue Service.

New accounting pronouncements

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133),

22	International Allocation Portfolio | Semiannual report

was issued and is effective for fiscal years and interim reporting periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Portfolio’s financial statement disclosures.

Distribution of income and gains

The Portfolio records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Portfolio declares income dividend and capital gains dividends, if any, annually. During the year ended February 29, 2008, the tax character of distributions paid was as follows: ordinary income $2,153,570 and long-term capital gain $52,409. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a return of capital.

Note 3
Investment advisory and
other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Portfolio, subject to the supervision of the Board of Trustees. Under the Advisory Agreement the Portfolio pays the Adviser a management fee that has two components: (a) a fee on assets invested in the funds of the Trust or JHF II (Fund Assets) and (b) a fee on assets invested in investments other than the Trust or JHF II (Other Assets). The Portfolio pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $500,000,000 of the Fund Assets, (b) 0.04% of the Fund Assets in excess of $500,000,000, (c) 0.50% of the first $500,000,000 of the Other Assets and (d) 0.49% of the Other Assets in excess of $500,000,000. The Portfolio is not responsible for payment of the subadvisory fees.

MFC Global Investment Management (U.S.A.) Limited acts as subadviser to the Portfolio. Deutsche Investment Management Americas, Inc. serves as subadviser consultant.

The investment management fees incurred for the period ended August 31, 2008, were equivalent to an annual effective rate of 0.05% of the Fund Assets and 0.08% of the Other Assets for an aggregate effective rate of 0.13%.

The Adviser has contractually agreed to reimburse or limit certain Portfolio level expenses to 0.09% of the Portfolio’s average annual net assets which are allocated pro rata to all share classes. This agreement excludes taxes, portfolio brokerage commissions, interest, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business. In addition, fees incurred under any agreement or plans of the Portfolio dealing with services for the shareholders and others with beneficial interest in shares of the Portfolio, are excluded.

In addition, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses

Semiannual report | International Allocation Portfolio	23

and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business. In addition, fees incurred under any agreement or plans of the Portfolio dealing with services for the shareholders and others with beneficial interest in shares of the Portfolio, are excluded. The reimbursements and limits are such that these expenses will not exceed 0.50% for Class A shares, 1.20% for Class B, 1.20% for Class C and 0.05% for Class I. Accordingly, the expense reductions or reimbursements related to this agreement were $32,779, $10,056, $19,175 and $5,370 for Class A, Class B, Class C and Class I, respectively for the period ended August 31, 2008. The expense reimbursements and limits will continue in effect until June 30, 2009 and thereafter until terminated by the Adviser on notice to the Trust.

Pursuant to the Advisory Agreement, the Portfolio reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolio, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of the class at the time the expense was incurred.

The fund administration fees incurred for the period ended August 31, 2008, were $2,596 with an annual effective rate of 0.01% of the Portfolio’s average daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Portfolio has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Portfolios. Accordingly, the Portfolio makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00% and 1.00% of the average daily net assets of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly, National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Portfolio’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended August 31, 2008 the Distributor received net up-front sales charges of $43,222 with regard to sales of Class A shares. Of this amount, $7,134 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $34,921 was paid as sales commissions to unrelated broker-dealers and $1,167 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Portfolio in connection with the sale of Class B and Class C shares. During the period ended August 31, 2008, CDSCs received by the Distributor amounted to $2,306 for Class B shares and $1,963 for Class C shares.

The Portfolio has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C and Class I shares, the Portfolio pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. The Portfolio pays a monthly

24	International Allocation Portfolio | Semiannual report

fee which is based on an annual rate of $16.50 for each Class A, Class B, Class C and Class I shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.30% annually of Class A, Class B, Class C and Class I share average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A, Class B, Class C and Class I shares, respectively, during the period ended August 31, 2008.

The Portfolio receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Portfolio’s transfer agent fees and out-of-pocket expenses. During the period ended August 31, 2008, the Portfolio’s transfer agent fees and out-of-pocket expenses were reduced by $136 for transfer agent credits earned.

Class level expenses including the allocation of the transfer agent fees for the period ended August 31, 2008, were as follows:

	Distribution and	Transfer		Printing and
Share class	service fees	agent fees	Blue sky fees	postage fees

Class A	$45,290	$13,664	$8,488	$4,558
Class B	7,907	1,596	8,023	312
Class C	43,325	8,707	8,720	1,052
Class I	—	206	4,151	309
Total	$96,522	$24,173	$29,382	$6,221

The Adviser and other affiliates of John Hancock USA owned 1,545,196 shares of beneficial interest of Class A, respectively, on August 31, 2008.

Note 4
Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Portfolio based on its average daily net asset value.

Semiannual report | International Allocation Portfolio	25

Note 5
Fund share transactions

This listing illustrates the number of Portfolio shares sold, reinvested and repurchased during the year ended February 29, 2008, and the period ended August 31, 2008, along with the corresponding dollar value.

		Year ended 2-29-08	Period ended 8-31-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,069,699	$32,165,731	408,641	$3,855,180
Distributions reinvested	161,717	1,625,253	—	—
Repurchased	(371,009)	(3,794,178)	(367,044)	(3,451,305)
Net increase	2,860,407	$29,996,806	41,597	$403,875

Class B shares

Sold	181,757	$1,935,091	25,956	$245,683
Distributions reinvested	6,812	68,388	—	—
Repurchased	(26,915)	(281,028)	(44,263)	(407,352)
Net increase (decrease)	161,654	$1,722,451	(18,307)	($161,669)

Class C shares

Sold	814,878	$8,637,166	186,626	$1,780,692
Distributions reinvested	34,010	341,797	—	—
Repurchased	(69,886)	(711,703)	(112,809)	(1,030,025)
Net increase	779,002	$8,267,260	73,817	$750,667

Class I shares

Sold	94,013	$985,183	172,110	$1,569,460
Distributions reinvested	4,530	45,522	—	—
Repurchased	(29,904)	(292,658)	(181,582)	(1,660,078)
Net increase (decrease)	68,639	$738,047	(9,472)	($90,618)

Net increase	3,869,702	$40,724,564	87,635	$902,255

1 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

Note 6
Purchases and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2008, aggregated $6,095,832 and $5,363,084, respectively.

Note 7
Investment in affiliated underlying funds

The Portfolio invests primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolio does not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investments may represent a significant portion of each underlying fund’s net assets. A summary of the Portfolio’s investments in affiliated funds during the period ended August 31, 2008, is set forth below:

Percent of
Affiliate —	underlying fund’s
Class NAV	net assets

International Classic
Value Fund	27.51%

International Growth
Fund	13.92%

26	International Allocation Portfolio | Semiannual report

Board Consideration of and
Continuation of Investment
Advisory Agreement: John Hancock
International Allocation Portfolio

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.A.) Limited (MFC Global USA) and (iii) the investment subadvisory consultant agreement (the Consultant Agreement) with Deutsche Asset Management, Inc. (DeAM) for the John Hancock International Allocation Portfolio (the Fund). MFC Global USA and DeAM are each referred to as a Subadviser, and collectively, the Subadvisers. The Advisory Agreement, the Subadvisory Agreement and the Consultant Agreement are collectively referred to as the Advisory Agreements. The Fund invests in a combination of certain John Hancock mutual funds (the Underlying Funds).

The Fund may at any time allocate any percentage of its assets among any of the Underlying Funds. MFC Global USA may from time to time adjust the percentage of assets allocated to each Underlying Fund. The considerations made in approving the investment advisory and subadvisory agreements of each Underlying Fund are disclosed in each Underlying Fund’s shareholder report.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/ Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered the period since the Fund’s inception through December 31, 2007,

(ii) fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the Adviser’s financial results and condition, including its profitability from services performed for the Fund complex as a whole,

(iv) the Adviser’s and each Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and each Subadviser’s compliance department,

(v) the background and experience of senior management and investment professionals, and

(vi) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by each Subadviser.

The Independent Trustees considered the legal advice of their counsel and relied on their own business judgment in determining the material factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor.

Semiannual report | International Allocation Portfolio	27

The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the narrow scope of services for which the Adviser is engaged, which consists of determining and adjusting investment allocations among the Underlying Funds. The Board considered the ability of the Adviser and each Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and each Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and each Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and each Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than two full years of operational history, and considered the performance results for the Fund since its inception through December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark indices. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance was lower than the performance of the Category and Peer Group medians, and its benchmark indices, the MSCI World Ex US NR Index and the MSCI EAFE GR Index, for the 1-year period. The Adviser discussed factors that contributed to the Fund’s performance results. The Board recognized the short operational history of the Fund and indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee rate and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group and the Category.

The Board received and considered expense information regarding the Fund’s various components, including distribution and fees other than distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the advisory fee waiver arrangement into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of the Peer Group and Category. The Board gave limited consideration to the expense analysis because it did not distinguish between Fund-level and Underlying Fund-level expenses, and thus presented a

28	International Allocation Portfolio | Semiannual report

comparison of the expenses information that was of limited utility.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board supported the re-approval of the Advisory Agreement.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to MFC Global USA for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the various relationships between the Fund and the Fund complex, on the one hand, and the Adviser and its affiliates on the other. The Board also considered publicly available industry information comparing the Adviser’s profitability to that of other similar investment advisers. The Board concluded that, in light of the absence of any advisory fees and in light of the costs of providing other services to the Fund and the Fund complex as a whole, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board observed that the Advisory Agreement did not provide for the payment of any fees and so did not determine that it needed to impose breakpoints.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadvisers as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadvisers with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadvisers’ and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

Semiannual report | International Allocation Portfolio	29

More information

Trustees	Investment adviser
James F. Carlin, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Charles L. Ladner*	MFC Global Investment Management
Stanley Martin*	(U.S.A.) Limited
Dr. John A. Moore*
Patti McGill Peterson*	Principal distributor
Steven R. Pruchansky	John Hancock Funds, LLC
Gregory A. Russo*	Custodian
* Members of the Audit Committee	State Street Bank & Trust Company
† Non-Independent Trustee
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:
Regular mail	Express mail
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

30	International Allocation Portfolio | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.	318SA 8/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/08

MUTUAL FUNDS

John Hancock

Global Shareholder Yield Fund

Semiannual Report

8.31.08

A look at performance

For the periods ended August 31, 2008

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)
											SEC 30- day yield
	Inception				Since	Six				Since	(%) as of
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception	8-31-08

A	3-1-07	–16.10	—	—	–7.81	–9.81	–16.10	—	—	–11.51	2.80

B	3-1-07	–16.64	—	—	–7.74	–10.14	–16.64	—	—	–11.42	2.27

C	3-1-07	–13.21	—	—	–5.28	–6.37	–13.21	—	—	–7.83	2.28

I1	3-1-07	–11.38	—	—	–4.18	–4.86	–11.38	—	—	–6.22	3.42

R1[1]	3-1-07	–11.78	—	—	–4.72	–5.10	–11.78	—	—	–7.01	2.92

NAV[1]	4-28-08	—	—	—	—	—	—	—	—	–6.85	3.47

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2009. The net expenses are as follows: Class A — 1.55%, Class B — 2.25%, Class C — 2.25%, Class I — 1.10%, Class R1 — 1.75%, Class NAV — 1.05%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.79%, Class B — 3.89%, Class C — 3.00%, Class I — 2.16%, Class R1 — 16.23%, Class NAV — 1.30%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Fund’s Class I, Class R1 and Class NAV share prospectuses.

6	Global Shareholder Yield Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Global Shareholder Yield Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P 500/Citigroup BMI World Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	3-1-07	$9,217	$8,858	$9,349

C2	3-1-07	9,217	9,217	9,349

I3	3-1-07	9,378	9,378	9,349

R1[3]	3-1-07	9,299	9,299	9,349

NAV[3]	4-28-08	9,315	9,315	8,956

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the fund’s Class B, Class C, Class I, Class R1 and Class NAV shares, respectively, as of August 31, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500/Citigroup BMI World is an unmanaged subset of the BMI Global Index that reflects the stock markets of over 30 countries and over 9,000 securities with values expressed in U.S. dollars. The BMI World Index represents the developed market portion of the broader index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I, Class R1 and Class NAV share prospectuses.

Semiannual report | Global Shareholder Yield Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2008 with the same investment held until August 31, 2008.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$949.20	$7.57

Class B	1,000.00	945.70	11.03

Class C	1,000.00	945.70	11.03

Class I	1,000.00	951.40	5.41

Class R1	1,000.00	949.00	7.86

Class NAV	1,000.00	931.50	3.47

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Global Shareholder Yield Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2008, with the same investment held until August 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$1,017.40	$7.83

Class B	1,000.00	1,013.90	11.42

Class C	1,000.00	1,013.90	11.42

Class I	1,000.00	1,019.70	5.60

Class R1	1,000.00	1,017.10	8.13

Class NAV	1,000.00	1,020.00	5.30

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.54%, 2.25%, 2.25%, 1.10%, 1.60% and 1.04% for Class A, Class B, Class C, Class I, Class R1 and Class NAV respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

Semiannual report | Global Shareholder Yield Fund	9

Portfolio summary

Top 10 holdings[1]

Reynolds American, Inc.	2.1%	France Telecom SA	1.8%

Verizon Communications, Inc.	2.0%	E.I. Du Pont de Nemours & Company	1.8%

Astra Zeneca PLC	2.0%	AT&T, Inc.	1.8%

UST, Inc.	2.0%	Diageo PLC	1.7%

Duke Energy Corp.	1.9%	Nestle SA	1.7%

Sector distribution[1,2]

Communications	24%	Industrial	3%

Consumer Non-cyclical	19%	Technology	3%

Utilities	16%	Consumer, Cyclical	2%

Energy	12%	Diversified	1%

Basic Materials	7%	Short-term Investments	9%

Financial	4%

1 As a percentage of net assets on August 31, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Global Shareholder Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-08 (unaudited)

This schedule is divided into two main categories: common stocks and repurchase agreements. Common stocks are further broken down by country. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 90.61%		$163,299,364
(Cost $175,754,135)

Australia 2.92%		5,260,891

APN News & Media, Ltd.	31,290	88,561

Australia and New Zealand Banking Group, Ltd.	58,400	822,366

John Fairfax Holdings, Ltd.	446,217	1,072,989

Lion Nathan, Ltd.	142,300	1,088,326

St. George Bank, Ltd.	51,700	1,333,303

Westpac Banking Corp., Ltd.	42,800	855,346

Austria 1.09%		1,956,006

Telekom Austria AG	91,000	1,956,006

Belgium 2.53%		4,554,644

Belgacom SA	44,920	1,788,674

Inbev NV	39,900	2,765,970

Canada 1.54%		2,779,996

Manitoba Telecom Services, Inc.	46,300	1,818,337

Yellow Pages Income Fund	101,500	961,659

Finland 1.93%		3,480,084

Fortum Corp. Oyj	53,450	2,193,897

Nokia Oyj, SADR	51,100	1,286,187

France 4.06%		7,325,673

France Telecom SA	112,600	3,320,007

Total SA	30,700	2,205,369

Vivendi SA	46,600	1,800,297

Germany 2.97%		5,361,545

BASF AG	46,000	2,653,928

RWE AG	25,100	2,707,617

Ireland 0.40%		718,732

Independent News & Media PLC	330,900	718,732

Italy 4.77%		8,589,837

Enel SpA	293,500	2,694,849

Eni SpA, SADR	32,200	2,094,610

Intesa Sanpaolo SpA	153,200	822,355

Mondadori (Arnoldo) Editore SpA	154,600	846,081

Terna SpA	530,600	2,131,942

See notes to financial statements

Semiannual report | Global Shareholder Yield Fund	11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Malaysia 0.04%		$69,670

British American Tobacco Malaysia BHD	6,000	69,670

Norway 1.52%		2,730,403

Den Norske Bank ASA	72,500	840,532

StatoilHydro ASA, SADR	61,700	1,889,871

Philippines 0.99%		1,781,724

Philippine Long Distance Telephone Company, SADR	30,051	1,781,724

Singapore 0.69%		1,252,522

Singapore Press Holdings, Ltd.	433,000	1,252,522

South Korea 0.84%		1,506,640

KT Corp., SADR	74,000	1,506,640

Spain 1.04%		1,877,847

Telefonica SA	76,000	1,877,847

Sweden 0.72%		1,291,594

Swedish Match AB	65,500	1,291,594

Switzerland 2.92%		5,259,917

Nestle SA	69,200	3,048,923

Swisscom AG	6,900	2,210,994

Taiwan 2.61%		4,706,901

Chunghwa Telecom Company, Ltd., ADR *	73,800	1,825,812

Far EasTone Telecommunications Company, Ltd.	826,981	1,202,628

Taiwan Semiconductor Manufacturing Company, Ltd., SADR	172,859	1,678,461

United Kingdom 10.41%		18,768,390

AstraZeneca PLC, SADR	72,900	3,550,230

Diageo PLC, SADR	42,300	3,147,120

GKN PLC	390,200	1,740,397

Imperial Tobacco Group PLC	81,200	2,677,235

National Grid PLC	196,800	2,561,711

Tomkins PLC	635,300	1,716,173

United Utilities Group PLC *	157,963	2,055,330

Vodafone Group PLC	516,600	1,320,194

United States 46.62%		84,026,348

Altria Group, Inc.	130,700	2,748,621

AT&T, Inc.	100,600	3,218,194

Automatic Data Processing, Inc.	39,700	1,761,886

Ball Corp.	49,200	2,259,264

Bristol-Myers Squibb Company	41,500	885,610

CBS Corp., Class B	64,000	1,035,520

CenturyTel, Inc.	70,800	2,735,004

Chevron Corp.	10,600	914,992

ConocoPhillips	30,900	2,549,559

DaVita, Inc. *	17,100	981,369

Diamond Offshore Drilling, Inc.	16,300	1,791,533

Dow Chemical Company	52,100	1,778,173

See notes to financial statements

12	Global Shareholder Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

United States (continued)

Duke Energy Corp.	200,800	$3,501,952

E.I. Du Pont de Nemours & Company	74,000	3,288,560

Exxon Mobil Corp.	11,200	896,112

Frontier Communications Corp. *	146,500	1,841,505

General Electric Company	46,100	1,295,410

Genuine Parts Company	31,500	1,336,230

Great Plains Energy, Inc.	75,000	1,758,750

International Flavors & Fragrances, Inc.	22,300	896,683

Kinder Morgan Energy Partners LP	37,200	2,136,768

Lorillard, Inc.	37,200	2,687,328

Magellan Midstream Partners LP	35,300	1,312,454

Microchip Technology, Inc.	43,400	1,389,234

NSTAR	53,000	1,793,520

Nucor Corp.	31,200	1,638,000

ONEOK Partners LP	22,900	1,375,145

Packaging Corp. of America	115,700	2,979,275

Philip Morris International, Inc.	43,600	2,341,320

Progress Energy, Inc.	40,100	1,751,568

Reynolds American, Inc.	69,800	3,698,004

Royal Dutch Shell PLC, ADR	12,300	855,096

SCANA Corp.	50,300	1,971,760

Southern Copper Corp.	68,100	1,738,593

Teco Energy, Inc.	90,900	1,621,656

The Laclede Group, Inc.	13,300	597,569

The Southern Company	63,900	2,396,889

U.S. Bancorp	57,000	1,816,020

UST, Inc.	66,200	3,547,658

Ventas, Inc., REIT	40,000	1,816,800

Verizon Communications, Inc.	101,500	3,564,680

Westar Energy, Inc.	77,800	1,762,170

Windstream Corp.	141,700	1,759,914

	Principal
Issuer, description, maturity date	amount	Value

Repurchase agreements 8.54%		$15,388,000
(Cost $15,388,000)

Repurchase Agreement with State Street Corp. dated 08/29/2008 at
1.70% to be repurchased at $15,390,907 on 09/02/2008,
collateralized by $15,775,000 Federal Home Loan Bank, 5.00%
due 06/11/2018 (valued at $15,696,125, including interest)	$15,388,000	15,388,000

Total investments (cost $191,142,135)† 99.15%		178,687,364

Other assets in excess of liabilities 0.85%		1,531,740

Total net assets 100.00%		$180,219,104

See notes to financial statements

Semiannual report | Global Shareholder Yield Fund	13

F I N A N C I A L  S T A T E M E N T S

Notes to Schedule of Investments

The portfolio had the following five top industry concentrations as of August 31, 2008 (as a percentage of total net assets):

Telecommunications
equipment & services	12.15%
Tobacco	10.58%
Electrical utilities	9.28%
Telephone	7.28%
Energy	6.27%

Percentages are stated as a percent of net assets.

ADR American Depository Receipts

PLC Public Limited Company

REIT Real Estate Investment Trust

SADR Sponsored American Depository Receipts

* Non-Income Producing

† At August 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $191,260,510. Net unrealized depreciation aggregated $12,573,146, of which $1,883,463 related to appreciated investment securities and $14,456,609 related to depreciated investment securities.

See notes to financial statements

14	Global Shareholder Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $191,142,135)	$178,687,364
Cash	371
Foreign currency, at value (Cost $618,720)	617,530
Receivable for investments sold	164,431
Receivable for fund shares sold	292,325
Dividends and interest receivable	591,132
Receivable due from adviser	3,696
Other assets	12,242

Total assets	180,369,091

Liabilities

Payable for fund shares repurchased	66,446
Payable to affiliates
Fund administration fees	851
Transfer agent fees	12,829
Distribution and service fees	288
Trustees’ fees	797
Other payables and accrued expenses	68,776

Total liabilities	149,987

Net assets

Capital paid-in	$197,302,960
Undistributed net investment income	1,778,164
Accumulated undistributed net realized loss on investments
and foreign currency transactions	(6,400,671)
Net unrealized depreciation on investments and translation
of assets and liabilities in foreign currencies	(12,461,349)

Net assets	$180,219,104

See notes to financial statements

Semiannual report | Global Shareholder Yield Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$16,407,592
Shares outstanding	1,829,514
Net asset value and redemption price per share	$8.97

Class B1
Net assets	$976,664
Shares outstanding	108,969
Net asset value, offering price and redemption price per share	$8.96

Class C1
Net assets	$4,473,702
Shares outstanding	499,024
Net asset value, offering price and redemption price per share	$8.96

Class I
Net assets	$70,500,473
Shares outstanding	7,848,583
Net asset value, offering price and redemption price per share	$8.98

Class R1
Net assets	$92,950
Shares outstanding	10,367
Net asset value, offering price and redemption price per share	$8.97

Class NAV
Net assets	$87,767,723
Shares outstanding	9,765,510
Net asset value, offering price and redemption price per share	$8.99

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$9.44

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

16	Global Shareholder Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 8-31-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$3,608,055
Interest	126,607
Less foreign taxes withheld	(207,409)

Total investment income	3,527,253

Expenses

Investment management fees (Note 3)	549,983
Distribution and service fees (Note 3)	59,778
Transfer agent fees (Note 3)	23,403
Fund administration fees (Note 3)	5,613
Blue sky fees (Note 3)	33,812
Audit and legal fees	20,759
Custodian fees	15,378
Registration and filing fees	7,358
Printing and postage fees (Note 3)	5,033
Trustees’ fees (Note 4)	1,755
Miscellaneous	240

Total expenses	723,112
Less: expense reductions (Note 3)	(30,628)
Less: transfer agency credits (Note 3)	(104)

Net expenses	692,380

Net investment income	2,834,873

Realized and unrealized loss

Net realized loss on
Investments in unaffiliated issuers	(5,587,491)
Foreign currency transactions	(154,403)
(5,741,894)
Changes in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(9,797,671)
Translation of assets and liabilities in foreign currencies	(8,861)
(9,806,532)
Net realized and unrealized loss	(15,548,426)

Decrease in net assets from operations	($12,713,553)

1 Semiannual period from 3-1-08 to 8-31-08.

See notes to financial statements

Semiannual report | Global Shareholder Yield Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	2-29-08	8-31-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$972,292	$2,834,873
Net realized loss	(544,011)	(5,741,894)
Change in net unrealized appreciation (depreciation)	(2,654,817)	(9,806,532)

Decrease in net assets resulting from operations	(2,226,536)	(12,713,553)

Distributions to shareholders
From net investment income
Class A	(758,310)	(153,162)
Class B	(25,168)	(4,145)
Class C	(74,029)	(17,776)
Class I	(83,716)	(427,499)
Class R1	(2,790)	(691)
Class NAV	—	(509,320)
From net realized gain
Class A	(76,015)	—
Class B	(3,843)	—
Class C	(12,123)	—
Class I	(9,685)	—
Class R1	(288)	—

Total distributions	(1,045,967)	(1,112,593)

From Fund share transactions (Note 5)	39,626,173	157,691,580

Total increase	36,353,670	143,865,434

Net assets

Beginning of period	—	36,353,670

End of period	$36,353,670	$180,219,104

Undistributed net investment income	$55,884	$1,778,164

1 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

See notes to financial statements

18	Global Shareholder Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since inception.

CLASS A SHARES

Period ended	2-29-08[1]	8-31-08[2]

Per share operating performance
Net asset value, beginning of period	$10.00	$9.52
Net investment income[3]	0.35	0.24
Net realized and unrealized loss
on investments	(0.51)	(0.50)
Total from investment operations	(0.16)	(0.26)
Less distributions
From net investment income	(0.29)	(0.26)
From net realized gain	(0.03)	(0.03)
Total distributions	(0.32)	(0.29)
Net asset value, end of period	$9.52	$8.97
Total return (%) [4,5]	(1.84)	(5.08)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$27	$16
Ratios (as a percentage of average net assets)
Expenses before reductions	1.79	1.59[7]
Expenses net of fee waiver	1.45	1.54[7]
Expenses net of all fee waivers
and credits	1.45	1.54[7]
Net investment income	3.31	5.02[7]
Portfolio turnover (%)	24	23

1 Class A shares began operations on 3-1-07.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Global Shareholder Yield Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-29-08[1]	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$9.51
Net investment income[3]	0.22	0.21
Net realized and unrealized loss
on investments	(0.45)	(0.54)
Total from investment operations	(0.23)	(0.33)
Less distributions
From net investment income	(0.23)	(0.19)
From net realized gain	(0.03)	(0.03)
Total distributions	(0.26)	(0.22)
Net asset value, end of period	$9.51	$8.96
Total return (%) [4,5]	(2.54)	(5.43)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1
Ratios (as a percentage of average net assets)
Expenses before reductions	3.89	3.46[7]
Expenses net of fee waiver	2.23	2.25[7]
Expenses net of all fee waivers and credits	2.23	2.25[7]
Net investment income	2.11	4.32[7]
Portfolio turnover (%)	24	23

1 Class B shares began operations on 3-1-07.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

20	Global Shareholder Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-29-08[1]	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$9.51
Net investment income[3]	0.22	0.20
Net realized and unrealized loss
on investments	(0.45)	(0.53)
Total from investment operations	(0.23)	(0.33)
Less distributions
From net investment income	(0.23)	(0.19)
From net realized gain	(0.03)	(0.03)
Total distributions	(0.26)	(0.22)
Net asset value, end of period	$9.51	$8.96
Total return (%) [4,5]	(2.54)	(5.43)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$4
Ratios (as a percentage of average net assets)
Expenses before reductions	3.00	2.58[7]
Expenses net of fee waiver	2.23	2.25[7]
Expenses net of all fee waivers and credits	2.22	2.25[7]
Net investment income	2.08	4.30[7]
Portfolio turnover (%)	24	23

1 Class C shares began operations on 3-1-07.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Global Shareholder Yield Fund	21

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-29-08[1]	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$9.53
Net investment income[3]	0.33	0.20
Net realized and unrealized loss
on investments	(0.44)	(0.41)
Total from investment operations	(0.11)	(0.21)
Less distributions
From net investment income	(0.33)	(0.31)
From net realized gain	(0.03)	(0.03)
Total distributions	(0.36)	(0.34)
Net asset value, end of period	$9.53	$8.98
Total return (%) [4,5]	(1.43)	(4.86)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$71
Ratios (as a percentage of average net assets)
Expenses before reductions	2.16	1.12[7]
Expenses net of fee waiver	1.09	1.10[7]
Expenses net of all fee waivers and credits	1.09	1.10[7]
Net investment income	3.14	4.38[7]
Portfolio turnover (%)	24	23

1 Class I shares began operations on 3-1-07.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

22	Global Shareholder Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-29-08[1]	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$9.52
Net investment income[3]	0.35	0.23
Net realized and unrealized loss
on investments	(0.52)	(0.50)
Total from investment operations	(0.17)	(0.27)
Less distributions
From net investment income	(0.28)	(0.25)
From net realized gain	(0.03)	(0.03)
Total distributions	(0.31)	(0.28)
Net asset value, end of period	$9.52	$8.97
Total return (%) [4,5]	(2.01)	(5.10)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets)
Expenses before reductions	16.23	15.82[8]
Expenses net of fee waiver	1.64	1.60[8]
Expenses net of all fee waivers and credits	1.64	1.60[8]
Net investment income	3.37	4.96[8]
Portfolio turnover (%)	24	23

1 Class R1 shares began operations on 3-1-07.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

Semiannual report | Global Shareholder Yield Fund	23

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	8-31-08[1,2]

Per share operating performance

Net asset value, beginning of period	$9.71
Net investment income[3]	0.17
Net realized and unrealized loss
on investments	(0.83)
Total from investment operations	(0.66)
Less distributions
From net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$8.99
Total return (%) [4,5]	(6.85)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$88
Ratios (as a percentage of average net assets)
Expenses before reductions	1.04[7]
Expenses net of fee waiver	1.04[7]
Expenses net of all fee waivers and credits	1.04[7]
Net investment income	5.30[7]
Portfolio turnover (%)	23

1 Class NAV shares began operations on 4-28-08.

2 Semiannual period from 4-28-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

24	Global Shareholder Yield Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Global Shareholder Yield Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to provide a high level of income. Capital appreciation is a secondary investment objective.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1 and Class NAV shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1 shares are available only to certain retirement plans. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I, Class R1 and Class NAV shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities,

Semiannual report | Global Shareholder Yield Fund	25

are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26	Global Shareholder Yield Fund | Semiannual report

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$105,566,999	—
Level 2 — Other Significant Observable Inputs	73,120,365	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$178,687,364	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Broker commission rebates

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund. Commission rebates are reflected as a realized gain on securities in the Statement of Operations and amounted to $6,235.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C,

Semiannual report | Global Shareholder Yield Fund	27

Class I, Class R1 and Class NAV shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Line of credit

The Fund has entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended August 31, 2008, there were no borrowings under the line of credit.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien and security interest in any Fund property to the extent of any overdraft.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. Net capital losses of $540,402 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on March 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior year remain subject to examination by the Internal Revenue Service.

New accounting pronouncements

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim reporting periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

28	Global Shareholder Yield Fund | Semiannual report

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund declares income dividends and capital gains dividends, if any, annually. During the year ended February 29, 2008, the tax character of distributions paid was as follows: ordinary income $1,045,967. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Investment advisory and
other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.950% of the first $500,000,000 of the Fund’s daily net assets; (b) 0.925% of the next $500,000,000 of the Fund’s daily net assets; and (c) 0.900% of the Fund’s daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with Epoch Investment Partners, Inc. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended August 31, 2008, were equivalent to an annual effective rate of 0.95% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.10% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excludes taxes, portfolio brokerage commissions, interest, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

Finally, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.55% for Class A shares, 2.25% for Class B, 2.25% for Class C, 1.10% for Class I, 1.60% for Class R1 and 1.05% for Class NAV. Accordingly, the expense reductions or reimbursements related to this agreement were $5,185, $6,698, $7,676, $4,107, $6,925 and $0 for Class A, Class B, Class C, Class I, Class R1 and Class NAV, respectively for the period ended August 31, 2008. The expense reimbursements and limits will continue in effect until June 30, 2009 and thereafter until terminated by the Adviser on notice to the Trust.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative

Semiannual report | Global Shareholder Yield Fund	29

share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the period ended August 31, 2008, were $5,613 with an annual effective rate of 0.01% of the Fund’s average daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, the Fund has also adopted a Service Plan for Class R1 shares. Under the Service Plan, the Fund may pay up to 0.25% of Class R1 average daily net asset value for certain other services. The Service Plan fees incurred for the period ended August 31, 2008, were equivalent to an annual effective rate of 0.15% of the Class R1 average daily net assets.

Class A shares are assessed up-front sales charges. During the period ended August 31, 2008 the Distributor received net up-front sales charges of $24,113 with regard to sales of Class A shares. Of this amount, $3,553 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $20,319 was paid as sales commissions to unrelated broker-dealers and $241 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2008, CDSCs received by the Distributor amounted to $1,837 for Class B shares and $2,158 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $16.50 for each Class A, Class B, Class C, Class I and Class R1 shareholder account. Signature Services had agreed to limit Class A, Class B, Class C, Class I and Class R1 transfer agent fee to 0.20% of each respective class’s average daily net asset value until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions during the period ended August 31, 2008.

In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R1 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. For the period ended August 31, 2008, the transfer agent fees reductions for Class R1 were $37.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash

30	Global Shareholder Yield Fund | Semiannual report

balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended August 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $104 for transfer agent credits earned.

Class level expenses including the allocation of the transfer agent fees for the period ended August 31, 2008, were as follows:

	Distribution and	Transfer		Printing and
Share class	service fees	agent fees	Blue sky fees	postage fees

Class A	$30,389	$9,179	$6,925	$3,991
Class B	5,541	1,118	6,402	142
Class C	23,603	4,744	6,722	396
Class I	—	8,300	6,901	453
Class R1	245	62	6,862	51
Total	$59,778	$23,403	$33,812	$5,033

The Adviser and other affiliates of John Hancock USA owned 10,367 shares of beneficial interest of Class R1 respectively, on August 31, 2008.

Note 4
Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

Semiannual report | Global Shareholder Yield Fund	31

Note 5
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended February 29, 2008, and the period ended August 31, 2008, along with the corresponding dollar value.

		Year ended 2-29-08	Period ended 8-31-08[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	3,579,005	$36,990,887	329,580	$3,094,457
Distributions reinvested	74,870	786,460	14,187	133,348
Repurchased	(778,581)	(8,201,185)	(1,389,547)	(13,378,688)
Net increase (decrease)	2,875,294	$29,576,162	(1,045,780)	($10,150,883)

Class B shares
Sold	152,636	$1,617,383	4,075	$38,991
Distributions reinvested	2,550	26,721	402	3,774
Repurchased	(22,055)	(222,085)	(28,639)	(271,436)
Net increase (decrease)	133,131	$1,422,019	(24,162)	($228,671)

Class C shares
Sold	545,185	$5,766,651	104,509	$993,507
Distributions reinvested	7,254	75,951	1,227	11,521
Repurchased	(70,535)	(720,096)	(88,616)	(838,410)
Net increase	481,904	$5,122,506	17,120	$166,618

Class I shares
Sold	373,901	$3,986,954	8,063,282	$77,972,838
Distributions reinvested	2,569	26,908	44,200	414,191
Repurchased	(58,546)	(611,454)	(576,823)	(5,307,994)
Net increase	317,924	$3,402,408	7,530,659	$73,079,035

Class R1 shares
Sold	10,000	$100,000	—	—
Distributions reinvested	293	3,078	74	691
Net increase	10,293	$103,078	74	$691

Class NAV shares
Sold	—	—	9,712,256	$94,326,410
Distributions reinvested	—	—	54,356	509,320
Repurchased	—	—	(1,102)	(10,940)
Net increase	—	—	9,765,510	$94,824,790

Net increase	3,818,546	$39,626,173	16,243,421	$157,691,580

1Semiannual period from 3-1-08 to 8-31-08. Unaudited.

Note 6
Purchases and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2008, aggregated $168,370,659 and $23,032,272, respectively.

32	Global Shareholder Yield Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Global
Shareholder Yield Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Epoch Investment Partners, Inc. (the Subadviser) for the John Hancock Global Shareholder Yield Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund;

(ii) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department;

(iii) the background and experience of senior management and investment professionals; and

(iv) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board noted that the Fund had less than one year of operations. Due to the Fund’s short operational history, the Board did not obtain an analysis comparing the Fund’s investment performance, advisory and other fees and expense ratios to a peer group or category of comparative funds from Morningstar, Inc. (Morningstar), an independent provider of investment company data.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board considered performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholder’s report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser, Subadviser and representatives of the Subadviser that are responsible for the daily investment activities of the Fund. The Board considered the representatives’ history and

Semiannual report | Global Shareholder Yield Fund	33

experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than one full year of operational history, and considered the performance results for the Fund presented by the Adviser as of April 30 and May 31, 2008. The Board also considered these results in comparison to the performance of several benchmark indexes. The Board noted that the Fund’s performance was lower than the performance of all of the benchmark indexes except the MS World Stock Index for the periods under review. The Board recognized the short operational history of the Fund and indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board did not obtain information comparing the Advisory Agreement Rate, other fees or expense ratios with other comparative fees and expenses of a peer group or category of funds at its May and June 2008 meetings. However, the Board obtained and considered comparative fee data based on funds in a respective Morningstar category prior to the initial approval of the Advisory Agreement. The Board concluded that the Advisory Agreement Rate was not unreasonable.

The Board also obtained information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was not unreasonable.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser

34	Global Shareholder Yield Fund | Semiannual report

and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Global Shareholder Yield Fund	35

More information

Trustees	Investment adviser
James F. Carlin, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Charles L. Ladner*	Epoch Investment Partners, Inc.
Stanley Martin*	Principal distributor
Dr. John A. Moore*	John Hancock Funds, LLC
Patti McGill Peterson*
Steven R. Pruchansky	Custodian
Gregory A. Russo*	State Street Bank & Trust Company
* Members of the Audit Committee
† Non-Independent Trustee	Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:

Regular mail	Express mail
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

36	Global Shareholder Yield Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.	320SA 8/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/08

A look at performance

For the periods ended August 31, 2008

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception	One	Five	Ten	Since	Six	One	Five	Ten	Since
Class	date	year	years	years	inception	months	year	years	years	inception

A	3-1-07	–31.81	—	—	–23.01	–14.25	–31.81	—	—	–32.52

B	3-1-07	–32.31	—	—	–23.00	–14.63	–32.31	—	—	–32.50

C	3-1-07	–29.51	—	—	–20.86	–11.02	–29.51	—	—	–29.67

I1	3-1-07	–27.96	—	—	–19.96	–9.59	–27.96	—	—	–28.46

R1[1]	3-1-07	–28.33	—	—	–20.45	–9.75	–28.33	—	—	–29.12

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2009. The net expenses are as follows: Class A — 1.37%, Class B — 2.12%, Class C — 2.12%, Class I — 0.97%, Class R1 — 1.64%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.52%, Class B — 11.98%, Class C — 6.38%, Class I — 13.02%, Class R1 — 13.76%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

6	Classic Value Mega Cap Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Classic Value Mega Cap Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B	3-1-07	$7,023	$6,750	$8,769	$8,750

C2	3-1-07	7,033	7,033	8,769	8,750

I3	3-1-07	7,154	7,154	8,769	8,750

R1[3]	3-1-07	7,088	7,088	8,769	8,750

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of August 31, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value — Index 1 — is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

Russell Top 200 Value — Index 2 — is an unmanaged index which measures the performance of the largest 200 companies within the Russell 3000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Semiannual report | Classic Value Mega Cap Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2008 with the same investment held until August 31, 2008.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$902.60	$6.57

Class B	1,000.00	$898.70	10.15

Class C	1,000.00	$898.80	10.15

Class I	1,000.00	$904.10	4.66

Class R1	1,000.00	$902.50	7.43

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Classic Value Mega Cap Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2008, with the same investment held until August 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$1,018.30	$6.97

Class B	1,000.00	1,014.50	10.76

Class C	1,000.00	1,014.50	10.76

Class I	1,000.00	1,020.30	4.94

Class R1	1,000.00	1,017.40	7.88

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.37%, 2.12%, 2.12%, 0.97% and 1.47% for Class A, Class B, Class C, Class I and Class R1 respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

Semiannual report | Classic Value Mega Cap Fund	9

Portfolio summary

Top 10 holdings[1]

Northrop Grumman Corp.	4.9%	Microsoft Corp.	4.2%

Citigroup, Inc.	4.9%	Motorola, Inc.	3.8%

Capital One Financial Corp.	4.7%	Kohl’s Corp.	3.8%

Alcatel-Lucent	4.6%	Kimberly-Clark Corp.	3.5%

Allstate Corp.	4.5%	Bank of America Corp.	3.4%

Sector distribution[1,2]

Financial	34%	Technology	5%

Consumer, Non-cyclical	21%	Energy	3%

Communications	10%	Utilities	3%

Consumer Cyclical	9%	Short-term Investments	10%

Industrial	6%

1 As a percentage of net assets on August 31, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Classic Value Mega Cap Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-08 (unaudited)

This schedule is divided into two main categories: common stocks and repurchase agreements. Common stocks are further broken down by industry group. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 97.89%		$9,090,677

(Cost $10,786,738)

Aerospace 4.89%		454,410

Northrop Grumman Corp.	6,600	454,410

Banking 6.81%		632,250

Bank of America Corp.	10,200	317,628

Wachovia Corp.	19,800	314,622

Biotechnology 2.42%		224,689

Amgen, Inc. *	3,575	224,689

Cable & Television 2.53%		235,103

Viacom, Inc., Class B *	7,975	235,103

Cellular Communications 3.76%		349,011

Motorola, Inc.	37,050	349,011

Cosmetics & Toiletries 3.49%		323,820

Kimberly-Clark Corp.	5,250	323,820

Electronics 1.52%		141,085

Tyco Electronics, Ltd.	4,287	141,085

Energy 2.96%		275,120

Sempra Energy	4,750	275,120

Financial Services 19.02%		1,766,164

Capital One Financial Corp.	9,800	432,572

Citigroup, Inc.	23,825	452,437

Federal Home Loan Mortgage Corp.	20,575	92,793

Federal National Mortgage Association	11,625	79,515

JP Morgan Chase & Company	6,900	265,581

Lehman Brothers Holdings, Inc.	9,400	151,246

Morgan Stanley	5,875	239,876

Washington Mutual, Inc.	12,875	52,144

Food & Beverages 2.91%		270,198

Kraft Foods, Inc., Class A	8,575	270,198

Healthcare Products 5.92%		549,550

Boston Scientific Corp. *	22,025	276,634

Johnson & Johnson	3,875	272,916

See notes to financial statements

Semiannual report | Classic Value Mega Cap Fund	11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Healthcare Services 2.96%		$274,900

Cardinal Health, Inc.	5,000	274,900

Insurance 11.08%		1,029,110

ACE, Ltd. *	4,550	239,375

Allstate Corp.	9,200	415,196

Chubb Corp.	3,850	184,839

MetLife, Inc.	3,500	189,700

International Oil 2.99%		277,546

BP PLC, SADR	3,150	181,534

Exxon Mobil Corp.	1,200	96,012

Manufacturing 0.56%		51,971

Tyco International, Ltd.	1,212	51,971

Pharmaceuticals 4.69%		435,946

Bristol-Myers Squibb Company	8,525	181,923

Pfizer, Inc.	3,750	71,663

Schering-Plough Corp.	9,400	182,360

Retail Trade 9.87%		916,245

Home Depot, Inc.	10,075	273,234

Kohl’s Corp. *	6,700	329,439

Lowe’s Companies, Inc.	9,250	227,920

Wal-Mart Stores, Inc.	1,450	85,652

Software 4.91%		455,903

Microsoft Corp.	14,275	389,565

Oracle Corp. *	3,025	66,338

Telecommunications Equipment & Services 4.60%		427,656

Alcatel-Lucent, SADR *	69,200	427,656

	Principal
Issuer, description, maturity date	amount	Value

Repurchase agreements 10.81%		$1,004,000

(Cost $1,004,000)

Repurchase Agreement with State Street Corp. dated 08/29/2008 at
1.70% to be repurchased at $1,004,190 on 09/02/2008, collateralized by $1,010,000 Federal Farm Credit Bank, 5.38% due 03/11/2019
(valued at $1,025,150, including interest)	$1,004,000	1,004,000

Total investments (Cost $11,790,738)† 108.70%		$10,094,677

Liabilities in excess of other assets (8.70%)		(808,338)

Total net assets 100.00%		$9,286,339

Percentages are stated as a percent of net assets.

SADR Sponsored American Depositary Receipts

* Non-Income Producing

† At July 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $11,796,371. Net unrealized depreciation aggregated $1,701,694, of which $267,872 related to appreciated investment securities and $1,969,566 related to depreciated investment securities.

See notes to financial statements

12	Classic Value Mega Cap Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $11,790,738)	$10,094,677
Cash	439
Receivable for fund shares sold	47
Dividends and interest receivable	13,947
Receivable due from adviser	3,233
Other assets	11,010

Total assets	10,123,353

Liabilities

Payable for investments purchased	757,180
Payable for fund shares repurchased	21,538
Payable to affiliates
Fund administration fees	304
Transfer agent fees	1,460
Distribution and service fees	263
Trustees’ fees	87
Other payables and accrued expenses	56,183

Total liabilities	837,014

Net assets

Capital paid-in	$11,460,457
Undistributed net investment income	50,711
Accumulated undistributed net realized loss on investments	(528,768)
Net unrealized depreciation on investments	(1,696,061)

Net assets	$9,286,339

See notes to financial statements

Semiannual report | Classic Value Mega Cap Fund	13

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$8,733,232
Shares outstanding	1,273,135
Net asset value and redemption price per share	$6.86

Class B1
Net assets	$121,688
Shares outstanding	17,807
Net asset value and offering price per share	$6.83

Class C1
Net assets	$263,368
Shares outstanding	38,520
Net asset value and offering price per share	$6.84

Class I
Net assets	$92,532
Shares outstanding	13,459
Net asset value and offering price per share	$6.88

Class R1
Net assets	$75,519
Shares outstanding	11,032
Net asset value, offering price and redemption price per share	$6.85

Maximum public offering price per share

Class A (net asset value per share + 95%)[2]	$7.22

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

14	Classic Value Mega Cap Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 8-31-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$84,631
Interest	2,215

Total investment income	86,846

Expenses

Investment management fees (Note 3)	26,217
Distribution and service fees (Note 3)	9,553
Blue sky fees (Note 3)	30,599
Audit and legal fees	18,062
Custodian fees	7,094
Registration and filing fees	5,245
Printing and postage fees (Note 3)	4,750
Transfer agent fees (Note 3)	2,782
Fund administration fees (Note 3)	472
Trustees’ fees (Note 3)	221
Miscellaneous	44

Total expenses	105,039
Less expense reductions (Note 3)	(61,047)
Less transfer agency credits (Note 3)	(42)

Net expenses	43,950

Net investment income	42,896

Realized and unrealized loss

Net realized loss on investments in unaffiliated issuers	(249,396)
Change in net unrealized appreciation (depreciation) of
investments in unaffiliated issuers	(248,056)

Net realized and unrealized loss	(497,452)

Decrease in net assets from operations	($454,556)

1 Semiannual period from 3-1-08 to 8-31-08.

See notes to financial statements

Semiannual report | Classic Value Mega Cap Fund	15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed since inception. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	2-29-08	8-31-08[1]
Increase (decrease) in net assets

From operations
Net investment income	$76,690	$42,896
Net realized loss	(144,795)	(249,396)
Change in net unrealized appreciation (depreciation)	(1,448,005)	(248,056)

Decrease in net assets resulting from operations	(1,516,110)	(454,556)

Distributions to shareholders
From net investment income
Class A	(65,289)	—
Class B	(691)	—
Class C	(2,761)	—
Class I	(2,886)	—
Class R1	(1,138)	—
From net realized gain
Class A	(114,341)	—
Class B	(2,856)	—
Class C	(11,361)	—
Class I	(3,867)	—
Class R1	(2,159)	—
Total distributions	(207,349)	—

From Fund share transactions (Note 5)	7,084,760	4,379,594

Total increase	5,361,301	3,925,038

Net assets

Beginning of period	—	5,361,301

End of period	$5,361,301	$9,286,339

Undistributed net investment income	$7,815	$50,711

1 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

See notes to financial statements

16	Classic Value Mega Cap Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since inception.

CLASS A SHARES

Period ended	2-29-08[1]	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$7.60
Net investment income[3]	0.13	0.05
Net realized and unrealized loss
on investments	(2.23)	(0.79)
Total from investment operations	(2.10)	(0.74)
Less distributions
From net investment income	(0.11)	—
From net realized gain	(0.19)	—
Total distributions	(0.30)	—
Net asset value, end of period	$7.60	$6.86
Total return (%)[4,5]	(21.28)	(9.74)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	2.52	2.55[7]
Expenses net of fee waivers	1.37	1.37[7]
Expenses net of fee waivers and credits	1.37	1.37[7]
Net investment income	1.34	1.44[7]
Portfolio turnover (%)	38	18

1 Class A shares began operations on 3-1-07.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Classic Value Mega Cap Fund	17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-29-08[1]	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$7.60
Net investment income[3]	0.05	0.03
Net realized and unrealized loss
on investments	(2.21)	(0.80)
Total from investment operations	(2.16)	(0.77)
Less distributions
From net investment income	(0.05)	—
From net realized gain	(0.19)	—
Total distributions	(0.24)	—
Net asset value, end of period	$7.60	$6.83
Total return (%)[4,5]	(21.85)	(10.13)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	11.98	11.85[8]
Expenses net of fee waivers	2.12	2.12[8]
Expenses net of fee waivers and credits	2.12	2.12[8]
Net investment income	0.58	0.74[8]
Portfolio turnover (%)	38	18

1 Class B shares began operations on 3-1-07.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

18	Classic Value Mega Cap Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-29-08[1]	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$7.61
Net investment income[3]	0.06	0.03
Net realized and unrealized loss
on investments	(2.21)	(0.80)
Total from investment operations	(2.15)	(0.77)
Less distributions
From net investment income	(0.05)	—
From net realized gain	(0.19)	—
Total distributions	(0.24)	—
Net asset value, end of period	$7.61	$6.84
Total return (%)[4,5]	(21.75)	(10.12)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.38	6.40[8]
Expenses net of fee waivers	2.12	2.12[8]
Expenses net of fee waivers and credits	2.12	2.12[8]
Net investment income	0.68	0.74[8]
Portfolio turnover (%)	38	18

1 Class C shares began operations on 3-1-07.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

Semiannual report | Classic Value Mega Cap Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-29-08[1]	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$7.61
Net investment income[3]	0.17	0.07
Net realized and unrealized loss
on investments	(2.23)	(0.80)
Total from investment operations	(2.06)	(0.73)
Less distributions
From net investment income	(0.14)	—
From net realized gain	(0.19)	—
Total distributions	(0.33)	—
Net asset value, end of period	$7.61	$6.88
Total return (%)[4,5]	(20.87)	(9.59)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	13.02	13.37[8]
Expenses net of fee waivers	0.97	0.97[8]
Expenses net of fee waivers and credits	0.97	0.97[8]
Net investment income	1.80	1.92[8]
Portfolio turnover (%)	38	18

1 Class I shares began operations on 3-1-07.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

20	Classic Value Mega Cap Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-29-08[1]	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$7.59
Net investment income[3]	0.11	0.05
Net realized and unrealized loss
on investments	(2.23)	(0.52)
Total from investment operations	(2.12)	(0.74)
Less distributions
From net investment income	(0.10)	—
From net realized gain	(0.19)	—
Total distributions	(0.29)	—
Net asset value, end of period	$7.59	$6.85
Total return (%)[4,5]	(21.46)	(9.75)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	13.59	19.02[8]
Expenses net of fee waivers	1.65	1.55[8]
Expenses net of fee waivers and credits	1.64	1.47[8]
Net investment income	1.08	1.38[8]
Portfolio turnover (%)	38	18

1 Class R1 shares began operations on 3-1-07.

2 Semiannual period from 3-1-08 to 8-31-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

Semiannual report | Classic Value Mega Cap Fund	21

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Classic Value Mega Cap Fund (the Fund) is a non-diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital growth.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I and Class R1 shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1 shares are available only to certain retirement plans. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B and Class C, Class I and Class R1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based

22	Classic Value Mega Cap Fund | Semiannual report

on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | Classic Value Mega Cap Fund	23

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$9,090,677	$—

Level 2 — Other Significant Observable Inputs	1,004,000	—

Level 3 — Significant Unobservable Inputs	—	—
Total	$10,094,677	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Broker commission rebates

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund. Commission rebates are reflected as a realized gain on securities in the Statement of Operations and amounted to $1,262.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I and Class R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

24	Classic Value Mega Cap Fund | Semiannual report

Line of credit

The Fund has entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.05% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended August 31, 2008, there were no borrowings under the line of credit.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien and security interest in any Fund property to the extent of any overdraft.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. Net capital losses of $273,739 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on March 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior fiscal years remain subject to examination by the Internal Revenue Service.

New accounting pronouncements

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim reporting periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund declares and pays income dividends and capital gains dividends, if any, at least annually. During the year ended February 29, 2008, the tax character of distributions paid was as follows: ordinary income $207,349. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Semiannual report | Classic Value Mega Cap Fund	25

Note 3
Investment advisory and
other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $2,500,000,000 of the Fund’s aggregate daily net assets; (b) 0.825% of the next $2,500,000,000 of the Fund’s aggregate daily net assets; and (c) 0.80% of the Fund’s aggregate daily net assets in excess of $5,000,000,000. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended August 31, 2008, were equivalent to an annual effective rate of 0.85% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.07% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excludes taxes, portfolio brokerage commissions, interest, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

In addition, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest, and litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund are excluded. The reimbursements and limits are such that these expenses will not exceed 1.37% for Class A shares, 2.12% for Class B, 2.12% for Class C, 0.97% for Class I and 1.47% for Class R1. Accordingly, the expense reductions or reimbursements related to this agreement were $32,330, $6,479, $7,928, $7,215 and $7,095 for Class A, Class B, Class C, Class I and Class R1, respectively, for the period ended August 31, 2008. The expense reimbursements and limits will continue in effect until June 30, 2009, and thereafter until terminated by the Adviser on notice to the Trust.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the period ended August 31, 2008, were $472 with an annual effective rate of 0.02% of the Fund’s average daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment

26	Classic Value Mega Cap Fund | Semiannual report

of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, the Fund has also adopted a Service Plan for Class R1 shares. Under the Service Plan, the Fund may pay up to 0.25% of Class R1 average daily net asset value for certain other services. There were no Service Plan fees incurred for the period ended August 31, 2008.

Class A shares are assessed up-front sales charges. During the period ended August 31, 2008, JH Funds received net up-front sales charges of $1,460 with regard to sales of Class A shares. Of this amount, $56 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,404 was paid as sales commissions to unrelated broker-dealers.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2008, CDSCs received by the Distributor amounted to $35 for Class C shares.

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $16.50 for each Class A, Class B, Class C and Class R1 shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the period ended August 31, 2008.

In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R1 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. For the period ended August 31, 2008, the transfer agent fees reductions for Class R1 were $32.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended August 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $10 for transfer agent credits earned.

Class level expenses including the allocation of the transfer agent fees for the period ended August 31, 2008, were as follows:

	Distribution
	and service	Transfer	Blue	Printing and
Share class	fees	agent fees	sky fees	postage fees

Class A	$6,835	$2,194	$5,906	$4,174
Class B	665	134	5,771	58
Class C	1,851	372	5,771	325
Class I	—	30	6,561	80
Class R1	202	52	6,590	113
Total	$9,553	$2,782	$30,599	$4,750

Semiannual report | Classic Value Mega Cap Fund	27

The Adviser and other affiliates of John Hancock USA owned 476,456, 10,283, 10,398 and 10,348 shares of beneficial interest of Class A, Class B, Class I and Class R1, respectively, on February 29, 2008.

Note 4
Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

Note 5
Fund share transactions

This listing illustrates the number of Funds shares sold, reinvested and repurchased during the year ended February 29, 2008, and the period ended August 31, 2008, along with the corresponding dollar value.

		Year ended 2-29-08	Period ended 8-31-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	644,426	$6,413,956	809,125	$5,462,817
Distributions reinvested	20,663	172,537	—	—
Repurchased	(67,807)	(594,397)	(133,272)	(896,034)
Net increase	597,282	$5,992,096	675,853	$4,566,783

Class B shares

Sold	20,319	$195,176	52	$371
Distributions reinvested	424	3,547	—	—
Repurchased	(1,618)	(13,795)	(1,370)	(10,176)
Net increase (decrease)	19,125	$184,928	(1,318)	($9,805)

Class C shares

Sold	72,248	$710,339	2,664	$20,165
Distributions reinvested	1,482	12,408	—	—
Repurchased	(13,323)	(110,704)	(24,551)	(172,647)
Net increase (decrease)	60,407	$612,043	(21,887)	($152,482)

Class I shares

Sold	20,337	$205,270	671	$5,025
Distributions reinvested	809	6,753	—	—
Repurchased	(3,947)	(30,867)	(4,411)	(29,927)
Net increase (decrease)	17,199	$181,156	(3,740)	($24,902)

Class R1 shares

Sold	15,442	$154,310	—	—
Distributions reinvested	362	3,018	—	—
Repurchased	(4,772)	(42,791)	—	—
Net increase	11,032	$114,537	—	—
Net increase	705,045	$7,084,760	648,908	$4,379,594

1Semiannual period from 3-1-08 to 8-31-08. Unaudited.

Note 6
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2008, aggregated $5,330,916 and $1,086,377, respectively.

28	Classic Value Mega Cap Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Classic Value Mega Cap Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Pzena Investment Management, LLC (the Subadviser) for the John Hancock Classic Value Mega Cap Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund;

(ii) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department;

(iii) the background and experience of senior management and investment professionals; and

(iv) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board noted that the Fund had less than one year of operations. Due to the Fund’s short operational history, the Board did not obtain an analysis comparing the Fund’s investment performance, advisory and other fees and expense ratios to a peer group or category of comparative funds from Morningstar, Inc. (Morningstar), an independent provider of investment company data.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board considered performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders’ report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser, Subadviser and representatives of the Subadviser that are responsible for the daily investment activities of the Fund. The Board considered the representatives’ history and

Semiannual report | Classic Value Mega Cap Fund	29

experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than one full year of operational history, and considered the performance results for the Fund presented by the Adviser as of April 30 and May 31, 2008. The Board also considered these results in comparison to the performance of the benchmark index. The Board noted that the Fund’s performance was lower than the performance of its benchmark index, the Russell 1000 Value Index, for the periods under review. The Board recognized the short operational history of the Fund and indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board did not obtain information comparing the Advisory Agreement Rate, other fees or expense ratios with other comparative fees and expenses of a peer group or category of funds at its May and June 2008 meetings. However, the Board obtained and considered comparative fee data based on funds in a respective Morningstar category prior to the initial approval of the Advisory Agreement. The Board concluded that the Advisory Agreement Rate was not unreasonable.

The Board also obtained information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was not unreasonable.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser

30	Classic Value Mega Cap Fund | Semiannual report

and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Classic Value Mega Cap Fund	31

More information

Trustees	Investment adviser
James F. Carlin, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Charles L. Ladner*	Pzena Investment Management, LLC
Stanley Martin*
Dr. John A. Moore*	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Steven R. Pruchansky
Gregory A. Russo*	Custodian
*Members of the Audit Committee	State Street Bank & Trust Company
†Non-Independent Trustee
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:
Regular mail	Express mail
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

32	Classic Value Mega Cap Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Classic Value Mega Cap Fund.	322SA 8/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/08

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange

Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a)(1)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(1)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 30, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 30, 2008